UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James Secretary SSGA Funds 4 Copley Place, 5th Floor Boston, MA 02116	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (800) 997-7327

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

Quarterly Report

31 May 2015

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Clarion Real Estate Fund

SSGA Enhanced Small Cap Fund

SSGA Emerging Markets Fund

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

SSGA Funds

Quarterly Report

May 31, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSGA

Dynamic Small Cap Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 98.0%
Consumer Discretionary - 14.5%
AH Belo Corp. (Class A) (a)	1,671	9,709
AMC Entertainment Holdings, Inc. (Class A)	536	15,496
American Axle & Manufacturing Holdings, Inc. (a)(b)	5,223	131,150
Asbury Automotive Group, Inc. (a)(b)	1,674	142,491
Barnes & Noble, Inc. (a)(b)	841	19,780
Biglari Holdings, Inc. (b)	156	55,113
BJ’s Restaurants, Inc. (a)(b)	2,150	98,427
Bob Evans Farms, Inc. (a)	564	25,905
Bright Horizons Family Solutions, Inc. (b)	699	38,913
Burlington Stores, Inc. (b)	2,651	139,893
Caleres, Inc.	3,881	120,039
Cato Corp. (Class A)	2,588	96,507
Churchill Downs, Inc.	1,016	126,675
Cooper Tire & Rubber Co. (a)	3,837	140,856
Cooper-Standard Holding, Inc. (a)(b)	661	41,359
Core-Mark Holding Co., Inc. (a)	1,728	92,811
Cracker Barrel Old Country Store, Inc. (a)	923	130,217
Denny’s Corp. (a)(b)	9,217	96,133
Diamond Resorts International, Inc. (a)(b)	3,910	121,601
DineEquity, Inc.	1,208	117,901
Drew Industries, Inc.	1,132	69,505
Group 1 Automotive, Inc. (a)	1,400	115,234
Haverty Furniture Cos., Inc. (a)	317	6,660
Helen of Troy, Ltd. (b)	572	50,044
Jack in the Box, Inc. (a)	1,958	169,974
Libbey, Inc.	2,005	79,197
Marcus Corp.	1,259	24,676
MarineMax, Inc. (a)(b)	654	15,644
Marriott Vacations Worldwide Corp.	2,023	178,590
Meredith Corp. (a)	731	38,597
Nathan’s Famous, Inc.	131	5,117
Nutrisystem, Inc.	1,034	23,534
Outerwall, Inc. (a)	933	71,524
Papa John’s International, Inc.	1,814	124,640
Popeyes Louisiana Kitchen, Inc. (b)	1,741	96,817
Remy International, Inc.	146	3,227
Ruth’s Hospitality Group, Inc.	4,503	66,329
Skechers U.S.A., Inc. (Class A) (b)	2,386	252,606
Sonic Automotive, Inc. (Class A) (a)	3,793	88,187
Sonic Corp. (a)	3,490	105,189
Speedway Motorsports, Inc. (a)	901	19,750
Strayer Education, Inc. (a)(b)	1,351	61,916
Texas Roadhouse, Inc. (a)	1,322	46,296
Tilly’s, Inc. (Class A) (b)	1,178	11,356

	Principal Amount ($) or Shares	Value $
Tower International, Inc. (b)	3,144	86,491
Unifi, Inc. (a)(b)	448	14,569
Vail Resorts, Inc. (a)	635	65,875

		3,652,520

Consumer Staples - 2.8%
Cal-Maine Foods, Inc. (a)	1,269	71,940
Casey’s General Stores, Inc. (a)	1,502	130,959
Coca-Cola Hellenic Bottling Co. (a)	246	27,938
Fresh Del Monte Produce, Inc. (a)	2,717	102,268
HRG Group, Inc. (b)	2,719	35,673
Ingles Markets, Inc. (Class A) (a)	708	34,607
Medifast, Inc. (a)(b)	657	21,149
Omega Protein Corp. (a)(b)	1,982	27,252
Revlon, Inc. (Class A) (a)(b)	729	26,907
Seaboard Corp. (a)(b)	13	44,590
SpartanNash Co. (a)	1,033	32,292
SUPERVALU, Inc. (b)	13,424	118,534
USANA Health Sciences, Inc. (a)(b)	276	35,353

		709,462

Energy - 1.8%
Adams Resources & Energy, Inc. (a)	168	7,207
Green Plains, Inc. (a)	3,550	116,653
REX American Resources Corp. (a)(b)	406	25,931
SemGroup Corp. (Class A)	902	70,988
Ship Finance International, Ltd. (a)	5,903	96,514
Teekay Tankers, Ltd. (Class A) (a)	3,143	21,215
Western Refining, Inc.	2,484	109,246

		447,754

Financials - 29.7%
Acadia Realty Trust (c)	3,390	105,158
AG Mortgage Investment Trust, Inc. (a)(c)	1,465	27,601
Alexander’s, Inc. (c)	106	42,808
American Assets Trust, Inc. (c)	2,541	99,988
American Equity Investment Life Holding Co. (a)	1,741	44,239
AMERISAFE, Inc.	1,418	60,605
Amtrust Financial Services, Inc. (a)	2,454	147,682
Apollo Commercial Real Estate Finance, Inc. (a)(c)	2,375	40,779
Apollo Residential Mortgage, Inc. (c)	1,212	19,295
Argo Group International Holdings, Ltd.	2,338	123,096
Associated Estates Realty Corp. (c)	4,457	127,426

Dynamic Small Cap Fund	1

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

BancFirst Corp.	339	19,760
Banco Latinoamericano de Comercio Exterior SA (a)	1,333	40,430
Banner Corp.	1,712	77,074
Berkshire Hills Bancorp, Inc.	849	23,280
BGC Partners, Inc. (Class A)	15,137	143,045
Brookline Bancorp, Inc.	4,110	44,963
Calamos Asset Management, Inc. (Class A)	962	11,784
Capitol Federal Financial, Inc. (a)	2,956	35,768
Cardinal Financial Corp. (a)	1,059	21,858
Central Pacific Financial Corp. (a)	1,161	27,191
Chesapeake Lodging Trust (c)	1,671	51,918
City Holding Co. (a)	926	41,818
Colony Capital, Inc. (Class A) (a)(c)	5,816	149,239
Community Trust Bancorp, Inc. (a)	803	26,314
Coresite Realty Corp. (a)(c)	2,094	98,837
Crawford & Co. (Class B) (a)	1,241	9,047
CubeSmart (c)	5,899	140,337
DiamondRock Hospitality Co. (a)(c)	8,696	114,526
Dynex Capital, Inc. (a)(c)	2,389	18,563
Employers Holdings, Inc.	3,967	89,734
Enterprise Financial Services Corp. (a)	825	17,424
EPR Properties (a)(c)	1,020	58,823
Equity One, Inc. (c)	4,095	101,474
FBL Financial Group, Inc. (Class A) (a)	1,799	103,335
FelCor Lodging Trust, Inc. (c)	10,901	117,077
Fidelity & Guaranty Life	4,136	90,827
First American Financial Corp. (a)	4,833	172,586
First Busey Corp. (a)	2,630	16,516
First Citizens BancShares, Inc. (Class A) (a)	337	81,251
First Commonwealth Financial Corp. (a)	918	8,354
First Defiance Financial Corp.	442	15,603
First Financial Corp. (a)	478	16,281
First Interstate Bancsystem, Inc.	1,026	27,948
First Merchants Corp.	3,851	89,690
First Midwest Bancorp, Inc.	6,286	111,639
First NBC Bank Holding Co. (b)	403	13,698
Franklin Street Properties Corp. (a)(c)	7,199	83,580
GAMCO Investors, Inc. (Class A) (a)	229	15,799
Geo Group, Inc. (a)(c)	3,537	134,158
German American Bancorp, Inc. (a)	361	10,476
Great Southern Bancorp, Inc.	462	18,231
Greenlight Capital Re, Ltd. (Class A) (b)	3,196	97,925
Hanover Insurance Group, Inc.	610	43,420
Hatteras Financial Corp. (c)	2,288	41,092

	Principal Amount ($) or Shares	Value $
HCI Group, Inc. (a)	674	29,137
Healthcare Realty Trust, Inc. (c)	4,360	103,855
Hilltop Holdings, Inc. (b)	3,398	74,178
Horizon Bancorp (a)	715	17,160
Hudson Pacific Properties, Inc. (c)	4,405	134,308
Infinity Property & Casualty Corp.	332	24,020
Investment Technology Group, Inc.	3,564	95,729
Investors Bancorp, Inc. (a)	6,221	74,714
Kansas City Life Insurance Co. (a)	387	17,218
KCG Holdings, Inc. (Class A) (b)	9,407	126,900
Kennedy-Wilson Holdings, Inc.	1,770	45,259
Lakeland Financial Corp. (a)	630	24,942
Maiden Holdings, Ltd. (a)	5,386	75,296
MainSource Financial Group, Inc. (a)	1,384	27,708
Marcus & Millichap, Inc. (b)	833	39,076
MarketAxess Holdings, Inc. (a)	1,624	143,643
National General Holdings Corp.	1,231	23,906
National Western Life Insurance Co. (Class A) (a)	168	41,157
Navigators Group, Inc. (b)	864	67,064
Northfield Bancorp, Inc. (a)	1,548	22,663
NorthStar Realty Finance Corp. (c)	4,223	76,605
OneBeacon Insurance Group, Ltd. (Class A) (a)	1,240	17,856
Pebblebrook Hotel Trust (c)	3,447	147,807
PennyMac Mortgage Investment Trust (a)(c)	5,005	91,942
Peoples Bancorp, Inc. (a)	389	8,982
PHH Corp. (a)(b)	1,222	33,715
Pinnacle Financial Partners, Inc.	1,306	64,660
Piper Jaffray Cos. (b)	2,267	107,501
Preferred Bank/Los Angeles CA (a)	895	24,684
Primerica, Inc. (a)	2,481	109,735
PrivateBancorp, Inc.	3,822	145,733
Pzena Investment Management, Inc. (Class A)	834	7,389
Ramco-Gershenson Properties Trust (c)	5,582	96,122
RLJ Lodging Trust (c)	4,415	133,465
S&T Bancorp, Inc. (a)	1,809	49,006
Safety Insurance Group, Inc. (a)	1,471	82,082
Saul Centers, Inc. (c)	465	23,422
Selective Insurance Group, Inc.	2,179	59,073
Simmons First National Corp. (Class A)	699	30,085
Sovran Self Storage, Inc. (c)	1,394	127,147
Springleaf Holdings, Inc. (b)	2,750	130,680
State Auto Financial Corp.	876	18,615
Strategic Hotels & Resorts, Inc. (a)(b)(c)	5,139	62,079
Summit Hotel Properties, Inc. (c)	8,250	110,220

2	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Sun Communities, Inc. (a)(c)	1,963	123,885
Sunstone Hotel Investors, Inc. (c)	7,861	119,959
Symetra Financial Corp.	4,368	106,841
Terreno Realty Corp. (c)	3,741	76,129
Territorial Bancorp, Inc. (a)	591	13,628
Third Point Reinsurance, Ltd. (b)	866	12,479
United Community Banks, Inc.	5,067	97,033
United Fire Group, Inc.	1,744	53,209
United Insurance Holdings Corp. (a)	1,121	16,165
Universal Insurance Holdings, Inc. (a)	3,791	96,784
Walker & Dunlop, Inc. (b)	1,067	26,270
West Bancorp., Inc. (a)	500	9,137
Westwood Holdings Group, Inc.	274	15,549
Wintrust Financial Corp.	2,318	116,132
World Acceptance Corp. (a)(b)	1,152	93,969

		7,455,077

Health Care - 13.1%
Abaxis, Inc. (a)	1,732	91,987
ACADIA Pharmaceuticals, Inc. (a)(b)	1,131	46,597
Acceleron Pharma, Inc. (b)	293	9,883
Achillion Pharmaceuticals, Inc. (a)(b)	1,450	14,341
Acorda Therapeutics, Inc. (a)(b)	504	15,362
Aegerion Pharmaceuticals, Inc. (a)(b)	294	5,727
Agenus, Inc. (a)(b)	896	7,329
Agios Pharmaceuticals, Inc. (a)(b)	221	26,966
Akebia Therapeutics, Inc. (a)(b)	110	865
Amedisys, Inc. (a)(b)	2,991	92,781
AMN Healthcare Services, Inc. (b)	5,517	146,697
Anacor Pharmaceuticals, Inc. (a)(b)	539	38,388
Arena Pharmaceuticals, Inc. (a)(b)	2,927	11,488
ARIAD Pharmaceuticals, Inc. (a)(b)	2,506	23,005
Array BioPharma, Inc. (a)(b)	2,307	17,649
Asterias Biotherapeutics, Inc. (b)	90	1,010
BioCryst Pharmaceuticals, Inc. (a)(b)	981	10,997
Bluebird Bio, Inc. (b)	346	67,210
Cambrex Corp. (b)	1,280	51,226
Cantel Medical Corp. (a)	2,132	99,266
Celldex Therapeutics, Inc. (a)(b)	1,276	36,838
Cepheid, Inc. (a)(b)	1,015	55,998
Chemed Corp. (a)	1,287	159,833
Chimerix, Inc. (a)(b)	454	19,000
Clovis Oncology, Inc. (a)(b)	227	20,984
CTI BioPharma Corp. (a)(b)	1,926	3,736
CytRx Corp. (a)(b)	780	3,206
Dendreon Corp. (b)(d)	2,288	84

	Principal Amount ($) or Shares	Value $
Durata Therapeutics, Inc. (b)(e)	224	186
Dyax Corp. (b)	1,546	40,722
Dynavax Technologies Corp. (a)(b)	370	8,425
Emergent Biosolutions, Inc. (b)	513	16,344
Enanta Pharmaceuticals, Inc. (a)(b)	147	6,009
Ensign Group, Inc.	2,151	99,742
Epizyme, Inc. (a)(b)	184	3,490
Exact Sciences Corp. (a)(b)	1,192	32,196
Exelixis, Inc. (a)(b)	2,722	8,574
Five Prime Therapeutics, Inc. (a)(b)	245	6,282
Foundation Medicine, Inc. (a)(b)	36	1,288
Galectin Therapeutics, Inc. (a)(b)	250	628
Galena Biopharma, Inc. (a)(b)	1,665	2,614
Genomic Health, Inc. (a)(b)	234	6,339
Geron Corp. (a)(b)	2,178	8,407
Halozyme Therapeutics, Inc. (a)(b)	1,077	18,686
Heron Therapeutics, Inc. (a)(b)	284	5,612
Horizon Pharma PLC (b)	2,311	74,946
ImmunoGen, Inc. (a)(b)	1,249	11,216
Immunomedics, Inc. (a)(b)	1,150	4,439
Infinity Pharmaceuticals, Inc. (a)(b)	811	10,511
Inovio Pharmaceuticals, Inc. (a)(b)	847	7,123
Insmed, Inc. (a)(b)	312	6,845
Insys Therapeutics, Inc. (a)(b)	148	8,821
Intrexon Corp. (a)(b)	507	21,355
Ironwood Pharmaceuticals, Inc. (a)(b)	1,304	18,399
Isis Pharmaceuticals, Inc. (a)(b)	1,758	118,349
Karyopharm Therapeutics, Inc. (b)	182	4,899
Keryx Biopharmaceuticals, Inc. (a)(b)	1,251	13,010
KYTHERA Biopharmaceuticals, Inc. (a)(b)	274	13,801
Lexicon Pharmaceuticals, Inc. (a)(b)	467	3,283
LHC Group, Inc. (b)	573	21,063
Ligand Pharmaceuticals, Inc. (Class B) (a)(b)	173	15,243
MacroGenics, Inc. (a)(b)	365	11,808
MannKind Corp. (a)(b)	3,670	19,011
Merrimack Pharmaceuticals, Inc. (a)(b)	2,542	29,996
MiMedx Group, Inc. (a)(b)	1,573	16,281
Molina Healthcare, Inc. (a)(b)	202	14,693
Momenta Pharmaceuticals, Inc. (b)	655	13,002
National Healthcare Corp. (a)	344	21,644
Natus Medical, Inc. (a)(b)	3,775	147,451
Navidea Biopharmaceuticals, Inc. (a)(b)	2,203	2,754
Neuralstem, Inc. (a)(b)	964	1,485
Neurocrine Biosciences, Inc. (a)(b)	1,203	52,764
NewLink Genetics Corp. (a)(b)	350	15,102

Dynamic Small Cap Fund	3

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Northwest Biotherapeutics, Inc. (a)(b)	521	4,376
Novavax, Inc. (a)(b)	4,066	36,594
NuVasive, Inc. (a)(b)	2,496	126,173
NxStage Medical, Inc. (a)(b)	5,787	93,807
Ohr Pharmaceutical, Inc. (a)(b)	287	778
Omeros Corp. (a)(b)	1,611	31,978
OncoMed Pharmaceuticals, Inc. (b)	173	4,311
Oncothyreon, Inc. (a)(b)	1,039	3,553
Ophthotech Corp. (a)(b)	240	12,005
Opko Health, Inc. (a)(b)	2,806	49,610
Orexigen Therapeutics, Inc. (a)(b)	888	4,351
Organovo Holdings, Inc. (a)(b)	867	4,344
Orthofix International NV (b)	624	20,448
Osiris Therapeutics, Inc. (a)(b)	279	5,189
Pacira Pharmaceuticals, Inc. (a)(b)	795	62,177
PAREXEL International Corp. (b)	850	56,499
Peregrine Pharmaceuticals, Inc. (a)(b)	2,439	3,439
PharMerica Corp. (b)	3,807	126,621
Portola Pharmaceuticals, Inc. (b)	526	21,997
Progenics Pharmaceuticals, Inc. (a)(b)	1,225	6,897
Prothena Corp. PLC (a)(b)	318	12,542
Providence Service Corp. (b)	506	24,318
PTC Therapeutics, Inc. (a)(b)	362	21,029
Puma Biotechnology, Inc. (a)(b)	337	65,867
RadNet, Inc. (b)	2,766	18,007
Raptor Pharmaceutical Corp. (a)(b)	835	10,279
Receptos, Inc. (a)(b)	262	43,201
Repligen Corp. (a)(b)	404	16,467
Retrophin, Inc. (b)	303	9,587
Rigel Pharmaceuticals, Inc. (b)	1,601	5,587
Sagent Pharmaceuticals, Inc. (a)(b)	289	6,453
Sangamo Biosciences, Inc. (a)(b)	382	4,680
Sarepta Therapeutics, Inc. (a)(b)	398	10,197
Spectrum Pharmaceuticals, Inc. (a)(b)	937	5,875
Sunesis Pharmaceuticals, Inc. (b)	727	1,723
Synageva BioPharma Corp. (b)	236	50,365
Synergy Pharmaceuticals, Inc. (a)(b)	1,306	5,616
Synta Pharmaceuticals Corp. (a)(b)	823	1,761
TESARO, Inc. (a)(b)	351	20,625
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,056	45,281
TG Therapeutics, Inc. (b)	333	5,241
Threshold Pharmaceuticals, Inc. (a)(b)	737	2,867
Tornier NV (b)	3,887	103,316
Triple-S Management Corp. (Class B) (a)(b)	1,156	27,744

	Principal Amount ($) or Shares	Value $
Ultragenyx Pharmaceutical, Inc. (a)(b)	89	7,743
US Physical Therapy, Inc.	541	26,974
Vanda Pharmaceuticals, Inc. (a)(b)	490	4,944
Verastem, Inc. (a)(b)	294	2,543
Versartis, Inc. (b)	98	1,523
XOMA Corp. (a)(b)	1,160	4,083
ZIOPHARM Oncology, Inc. (a)(b)	1,090	10,333

		3,295,209

Industrials - 13.5%
ABM Industries, Inc.	2,739	88,853
Air Transport Services Group, Inc. (a)(b)	2,546	26,784
Aircastle, Ltd. (a)	2,901	70,378
Allegiant Travel Co.	912	143,613
AMERCO, Inc.	232	76,328
American Railcar Industries, Inc. (a)	429	23,067
Apogee Enterprises, Inc.	2,317	124,492
Argan, Inc. (a)	1,198	42,864
Atlas Air Worldwide Holdings, Inc. (a)(b)	2,876	156,685
Curtiss-Wright Corp.	968	69,783
Deluxe Corp. (a)	2,530	161,490
Echo Global Logistics, Inc. (b)	3,208	103,234
EMCOR Group, Inc. (a)	637	28,901
ESCO Technologies, Inc.	795	29,654
Federal Signal Corp.	6,675	99,324
G&K Services, Inc. (Class A) (a)	1,615	112,533
General Cable Corp.	3,395	64,132
Hawaiian Holdings, Inc. (a)(b)	1,662	40,254
Hillenbrand, Inc.	1,520	46,694
Insperity, Inc.	2,044	107,555
JetBlue Airways Corp. (a)(b)	10,837	218,474
Kadant, Inc.	441	20,771
Kaman Corp. (a)	694	29,398
Knight Transportation, Inc. (a)	4,511	129,015
Knoll, Inc.	6,146	139,883
Korn/Ferry International	3,814	122,391
L.B. Foster Co. (Class A)	418	15,947
Lydall, Inc. (b)	953	26,122
Masonite International Corp. (a)(b)	1,719	117,270
Matson, Inc.	3,150	126,882
Matthews International Corp. (Class A)	661	32,819
Multi-Color Corp. (a)	1,506	96,459
MYR Group, Inc. (b)	948	28,061
Nortek, Inc. (a)(b)	414	34,196
PAM Transportation Services, Inc. (a)(b)	200	12,114

4	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Park-Ohio Holdings Corp. (a)	2,030	97,460
Patrick Industries, Inc. (b)	895	53,521
Quad Graphics, Inc.	1,065	21,779
Republic Airways Holdings, Inc. (a)(b)	2,139	22,374
SkyWest, Inc.	6,060	89,688
TriNet Group, Inc. (a)(b)	550	16,462
TrueBlue, Inc. (b)	2,361	67,241
Universal Forest Products, Inc. (a)	1,162	64,328
Viad Corp.	820	22,009
VSE Corp. (a)	373	23,286
Wabash National Corp. (a)(b)	4,471	60,537
West Corp.	2,701	82,651

		3,387,756

Information Technology - 13.0%
Badger Meter, Inc. (a)	448	28,905
Bel Fuse, Inc. (Class B) (a)	619	13,866
Blackbaud, Inc. (a)(d)	935	47,928
Blackhawk Network Holdings, Inc. (b)	3,119	107,294
CACI International, Inc. (Class A) (b)	483	41,354
Cimpress NV (b)	1,507	124,056
comScore, Inc. (b)	1,320	74,686
Comtech Telecommunications Corp.	626	18,805
Convergys Corp. (a)	3,495	86,781
CSG Systems International, Inc. (a)	2,157	67,277
Cypress Semiconductor Corp. (b)	10,611	145,689
Ebix, Inc. (a)	1,366	48,630
ePlus, Inc. (b)	530	41,154
Euronet Worldwide, Inc. (a)(b)	1,104	66,019
Fair Isaac Corp. (a)	1,515	132,896
Global Cash Access Holdings, Inc. (a)(b)	8,795	67,985
GSI Group, Inc. (b)	1,655	24,709
Hackett Group, Inc. (a)	1,768	20,915
II-VI, Inc. (a)(b)	4,389	81,943
Infoblox, Inc. (b)	4,990	129,690
Integrated Silicon Solution, Inc. (a)	992	20,356
LogMeIn, Inc. (b)	663	42,081
Mantech International Corp. (Class A)	756	21,531
MAXIMUS, Inc.	1,179	77,071
MicroStrategy, Inc. (Class A) (b)	672	118,259
MoneyGram International, Inc. (a)(b)	454	4,413
OSI Systems, Inc. (b)	471	34,025
PC Connection, Inc. (a)	1,069	26,639
PMC - Sierra, Inc. (b)	3,935	35,730

	Principal Amount ($) or Shares	Value $
Qorvo, Inc. (b)	2,980	244,807
Qualys, Inc. (a)(b)	2,164	88,118
Rogers Corp. (b)	1,330	96,092
Sanmina Corp. (b)	5,958	129,050
Science Applications International Corp.	2,159	114,427
SS&C Technologies Holdings, Inc. (a)	2,889	170,249
Stamps.com, Inc. (b)	1,719	115,672
Super Micro Computer, Inc. (a)(b)	3,582	119,854
Sykes Enterprises, Inc. (b)	5,191	125,778
SYNNEX Corp. (a)	1,618	133,760
TeleTech Holdings, Inc. (a)	931	23,666
Tessera Technologies, Inc.	1,099	42,366
VASCO Data Security International, Inc. (a)(b)	1,805	48,085
Web.com Group, Inc. (b)	2,924	66,287

		3,268,898

Materials - 2.8%
Berry Plastics Group, Inc. (b)	1,625	54,389
Boise Cascade Co. (b)	2,944	104,335
Chase Corp. (a)	716	29,163
Clearwater Paper Corp. (b)	1,854	111,258
Graphic Packaging Holding Co.	11,958	170,282
Hawkins, Inc. (a)	442	18,016
Kaiser Aluminum Corp. (a)	418	33,912
Neenah Paper, Inc.	1,775	107,015
Stepan Co.	1,257	64,685

		693,055

Telecommunication Services - 0.6%
Inteliquent, Inc.	1,366	24,082
Premiere Global Services, Inc. (b)	2,070	20,907
Vonage Holdings Corp. (a)(b)	21,307	99,291

		144,280

Utilities - 6.2%
ALLETE, Inc.	2,275	114,546
American States Water Co. (a)	3,086	118,595
Avista Corp. (a)	3,656	116,992
Chesapeake Utilities Corp. (a)	814	42,841
Connecticut Water Service, Inc. (a)	487	17,167
Empire District Electric Co.	3,861	90,116
IDACORP, Inc. (a)	2,530	150,459
Laclede Group, Inc. (a)	852	45,590
MGE Energy, Inc. (a)	1,629	63,091
New Jersey Resources Corp. (a)	4,612	138,683
Northwest Natural Gas Co. (a)	2,072	92,618
NorthWestern Corp. (a)	869	45,205
ONE Gas, Inc. (a)	1,202	53,285

Dynamic Small Cap Fund	5

SSGA

Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $
Piedmont Natural Gas Co., Inc.	1,710	63,766
PNM Resources, Inc.	4,613	122,660
Portland General Electric Co. (a)	1,613	56,390
Southwest Gas Corp.	1,054	57,401
Unitil Corp. (a)	584	19,763
WGL Holdings, Inc. (a)	2,372	136,485

		1,545,653

Total Common Stocks (cost $20,956,801)		24,599,664

Warrant - 0.0% (f)
Health Care - 0.0% (f)
BIOTIME, Inc. (expires 10/01/18) (a)(b) (cost $109)	110	209

Short-Term Investments - 25.4%
SSGA Prime Money Market Fund 0.02% (d)(g)(h)	473,133	473,133
State Street Navigator Securities Lending Prime Portfolio (h)(i)	5,888,941	5,888,941

Total Short-Term Investments (cost $6,362,074)		6,362,074

Total Investments - 123.4% (cost $27,318,984)		30,961,947

Other Assets and Liabilities, Net - (23.4)%		(5,868,004)

Net Assets - 100.0%		25,093,943

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	Real Estate Investment Trust (REIT)
(d)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased by the Fund.
(e)	Security is fair valued at fair value as determined in good faith by the Trust in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(f)	Less than 0.05% of net assets
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(i)	Investments of cash collateral for securities loaned

Abbreviation

PLC - Public Limited Company

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	2	248,860	06/15	(2,784)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				(2,784)

See accompanying notes which are an integral part of the quarterly report.

6	Dynamic Small Cap Fund

SSGA

Dynamic Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,652,520	$—	$—	$3,652,520	14.5
Consumer Staples	709,462	—	—	709,462	2.8
Energy	447,754	—	—	447,754	1.8
Financials	7,455,077	—	—	7,455,077	29.7
Health Care	3,295,023	186	—	3,295,209	13.1
Industrials	3,387,756	—	—	3,387,756	13.5
Information Technology	3,268,898	—	—	3,268,898	13.0
Materials	693,055	—	—	693,055	2.8
Telecommunication Services	144,280	—	—	144,280	0.6
Utilities	1,545,653	—	—	1,545,653	6.2
Warrants
Health Care	209	—	—	209	0.0	**
Short-Term Investments	473,133	5,888,941	—	6,362,074	25.4

Total Investments	$25,072,820	$5,889,127	$—	$30,961,947	123.4

Other Assets & Liabilities, Net					(23.4)

					100.0

Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,784)	$—	$—	$(2,784)	0.0	**

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2015.
**	Less than 0.05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments include futures contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

Dynamic Small Cap Fund	7

SSGA

Clarion Real Estate Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 99.4%
Diversified REITs - 4.4%
Liberty Property Trust	7,300	255,062
Vornado Realty Trust	20,638	2,061,530

		2,316,592

Industrial REITs - 6.1%
DCT Industrial Trust, Inc.	25,275	826,745
ProLogis	58,924	2,332,801

		3,159,546

Office REITs - 18.0%
Alexandria Real Estate Equities, Inc. (a)	11,300	1,047,849
BioMed Realty Trust, Inc.	12,500	254,875
Boston Properties, Inc.	13,055	1,697,542
Brandywine Realty Trust (a)	29,100	409,728
Digital Realty Trust, Inc. (a)	5,522	364,673
Douglas Emmett, Inc.	18,623	547,144
Duke Realty Corp.	39,808	778,644
Highwoods Properties, Inc. (a)	14,800	620,860
Kilroy Realty Corp.	16,500	1,139,655
Paramount Group, Inc.	24,800	454,832
QTS Realty Trust, Inc. (Class A) (a)	8,700	323,901
SL Green Realty Corp.	14,598	1,732,199

		9,371,902

Real Estate Operating Companies - 1.0%
Forest City Enterprises, Inc. (Class A) (b)	22,500	518,850

Residential REITs - 21.6%
American Residential Properties, Inc. (a)(b)	11,200	207,760
AvalonBay Communities, Inc. (a)	14,608	2,432,232
Camden Property Trust	7,700	577,346
Equity Residential	46,639	3,466,210
Essex Property Trust, Inc.	7,337	1,633,363
Home Properties, Inc.	7,800	579,696
Post Properties, Inc.	11,100	630,591
Sun Communities, Inc. (a)	8,400	530,124
UDR, Inc.	36,862	1,200,227

		11,257,549

Retail REITs - 25.3%
DDR Corp. (a)	55,100	932,292
General Growth Properties, Inc.	79,700	2,257,901
Kimco Realty Corp.	49,829	1,193,903
Kite Realty Group Trust	15,300	413,865
Macerich Co.	12,680	1,041,155
Pennsylvania Real Estate Investment Trust	18,400	410,688
Ramco-Gershenson Properties Trust	27,300	470,106

	Principal Amount ($) or Shares	Value $
Regency Centers Corp.	15,500	978,670
Simon Property Group, Inc.	28,425	5,156,295
Taubman Centers, Inc.	4,249	314,553

		13,169,428

Specialized REITs - 23.0%
CubeSmart	37,000	880,230
HCP, Inc.	18,706	724,296
Health Care REIT, Inc.	38,695	2,718,711
Healthcare Realty Trust, Inc.	26,226	624,703
Healthcare Trust of America, Inc. (Class A)	14,750	365,653
Host Hotels & Resorts, Inc.	94,252	1,877,500
Pebblebrook Hotel Trust (a)	10,100	433,088
Public Storage	8,941	1,730,441
RLJ Lodging Trust	14,000	423,220
Senior Housing Properties Trust	18,500	370,185
Strategic Hotels & Resorts, Inc. (a)(b)	51,000	616,080
Sunstone Hotel Investors, Inc.	40,986	625,446
Ventas, Inc.	8,434	561,030

		11,950,583

Total Common Stocks (cost $34,320,297)		51,744,450

Short-Term Investments - 9.0%
SSGA Prime Money Market Fund 0.02% (c)(d)	369,989	369,989
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,307,239	4,307,239

Total Short-Term Investments (cost $4,677,228)		4,677,228

Total Investments - 108.4% (cost $38,997,525)		56,421,678

Other Assets and Liabilities, Net - (8.4)%		(4,372,533)

Net Assets - 100.0%		52,049,145

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Non-income producing security
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(e)	Investments of cash collateral for securities loaned

Abbreviation:

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of the quarterly report.

8	Clarion Real Estate Fund

SSGA

Clarion Real Estate Fund

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified REITs	$2,316,592	$—	$—	$2,316,592	4.4
Industrial REITs	3,159,546	—	—	3,159,546	6.1
Office REITs	9,371,902	—	—	9,371,902	18.0
Real Estate Operating Companies	518,850	—	—	518,850	1.0
Residential REITs	11,257,549	—	—	11,257,549	21.6
Retail REITs	13,169,428	—	—	13,169,428	25.3
Specialized REITs	11,950,583	—	—	11,950,583	23.0
Short-Term Investments	369,989	4,307,239	—	4,677,228	9.0

Total Investments	$52,114,439	$4,307,239	$—	$56,421,678	108.4

Other Assets and Liabilities, Net					(8.4)

					100.0

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2015.

See accompanying notes which are an integral part of the quarterly report.

Clarion Real Estate Fund	9

SSGA

Enhanced Small Cap Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 98.2%
Consumer Discretionary - 13.7%
1-800-FLOWERS.COM, Inc. (Class A) (a)	2,412	22,938
AH Belo Corp. (Class A)	2,464	14,316
American Axle & Manufacturing Holdings, Inc. (a)	666	16,723
American Public Education, Inc. (a)	179	4,326
ANN, Inc. (a)	2,105	98,409
Bloomin’ Brands, Inc.	1,431	32,140
Bravo Brio Restaurant Group, Inc. (a)	299	4,007
Brunswick Corp.	205	10,463
Build-A-Bear Workshop, Inc. (a)	5,396	86,822
Burlington Stores, Inc. (a)	176	9,288
Caleres, Inc.	6,594	203,952
Capella Education Co.	2,395	127,582
Cato Corp. (Class A)	3,984	148,563
Cheesecake Factory, Inc.	77	3,971
Christopher & Banks Corp. (a)	2,187	12,553
Cinedigm Corp. (Class A) (a)	10,532	9,222
Citi Trends, Inc. (a)	201	4,834
ClubCorp Holdings, Inc.	525	11,933
Cooper Tire & Rubber Co.	4,762	174,813
CSS Industries, Inc.	916	25,272
Culp, Inc.	2,396	63,135
Cumulus Media, Inc. (Class A) (a)	1,643	3,877
Dana Holding Corp.	9,978	217,221
Dave & Buster’s Entertainment, Inc. (a)	5,355	169,379
Denny’s Corp. (a)	18,999	198,160
Diamond Resorts International, Inc. (a)	125	3,887
DineEquity, Inc.	587	57,291
Express, Inc. (a)	6,695	118,100
Finish Line, Inc. (Class A)	4,934	129,123
Gerber Scientific, Inc. (a)(b)	600	—
Grand Canyon Education, Inc. (a)	4,598	196,381
Gray Television, Inc. (a)	13,210	210,832
Harte-Hanks, Inc.	13,947	87,308
Haverty Furniture Cos., Inc.	2,930	61,559
Helen of Troy, Ltd. (a)	2,742	239,898
HSN, Inc.	3,044	204,283
Iconix Brand Group, Inc. (a)	4,636	119,702
Interval Leisure Group, Inc.	271	7,051
Isle of Capri Casinos, Inc. (a)	9,575	136,061
Jack in the Box, Inc.	2,916	253,138
Johnson Outdoors, Inc. (Class A)	43	1,031
K12, Inc. (a)	8,271	113,230
Kirkland’s, Inc. (a)	6,922	181,841
La Quinta Holdings, Inc. (a)	8,150	202,609
La-Z-Boy, Inc.	7,472	198,232

	Principal Amount ($) or Shares	Value $
Leapfrog Enterprises, Inc. (a)	3,471	7,046
LifeLock, Inc. (a)	325	4,946
Marriott Vacations Worldwide Corp.	1,514	133,656
McClatchy Co. (Class A) (a)	9,238	10,069
Monarch Casino & Resort, Inc. (a)	606	11,744
Motorcar Parts of America, Inc. (a)	507	14,586
National CineMedia, Inc.	8,654	137,858
Nautilus, Inc. (a)	492	10,391
New York & Co., Inc. (a)	6,149	15,618
Nexstar Broadcasting Group, Inc. (Class A)	134	7,623
Nutrisystem, Inc.	1,584	36,052
Outerwall, Inc.	62	4,753
Overstock.com, Inc. (a)	191	4,131
Oxford Industries, Inc.	282	21,395
Papa John’s International, Inc.	491	33,737
Pinnacle Entertainment, Inc. (a)	170	6,285
Pool Corp.	100	6,628
Radio One, Inc. (Class D) (a)	18,031	63,469
Reading International, Inc. (Class A) (a)	318	4,252
Red Robin Gourmet Burgers, Inc. (a)	92	7,672
Regis Corp. (a)	609	9,841
Ruth’s Hospitality Group, Inc.	13,910	204,894
Shoe Carnival, Inc.	2,801	77,420
Smith & Wesson Holding Corp. (a)	320	4,707
Sonic Corp.	134	4,039
Stage Stores, Inc.	247	3,999
Stein Mart, Inc.	7,366	78,227
Steiner Leisure, Ltd. (a)	1,925	94,440
Steven Madden, Ltd. (a)	193	7,292
Stoneridge, Inc. (a)	7,403	88,318
Strayer Education, Inc. (a)	334	15,307
Tenneco, Inc. (a)	55	3,230
Texas Roadhouse, Inc.	1,674	58,623
Tilly’s, Inc. (Class A) (a)	1,638	15,790
Time, Inc.	2,009	45,223
Tower International, Inc. (a)	4,803	132,131
Townsquare Media, Inc. (Class A) (a)	889	11,619
TRI Pointe Homes, Inc. (a)	2,776	40,030
Unifi, Inc. (a)	1,053	34,244
Vitamin Shoppe, Inc. (a)	1,458	57,883
VOXX International Corp. (a)	3,552	30,370
Wolverine World Wide, Inc.	986	28,969

		5,783,963

Consumer Staples - 2.7%
Andersons, Inc.	377	16,716
Cal-Maine Foods, Inc.	279	15,817
Fresh Del Monte Produce, Inc.	5,070	190,835

10	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Fresh Market, Inc. (a)	187	5,937
Ingles Markets, Inc. (Class A)	1,348	65,890
J&J Snack Foods Corp.	101	10,888
John B Sanfilippo & Son, Inc.	1,610	81,482
Lancaster Colony Corp.	257	22,935
Medifast, Inc. (a)	2,849	91,709
National Beverage Corp. (a)	1,739	35,997
Nutraceutical International Corp. (a)	2,505	54,960
Omega Protein Corp. (a)	631	8,676
PriceSmart, Inc.	62	5,055
Sanderson Farms, Inc.	1,267	103,299
Seaboard Corp. (a)	27	92,610
SpartanNash Co.	2,089	65,302
SUPERVALU, Inc. (a)	25,634	226,348
Village Super Market, Inc. (Class A)	974	31,188

		1,125,644

Energy - 3.7%
Abraxas Petroleum Corp. (a)	1,477	4,328
Adams Resources & Energy, Inc.	709	30,416
Alon USA Energy, Inc.	6,564	115,723
Bonanza Creek Energy, Inc. (a)	174	3,616
C&J Energy Services, Ltd. (a)	3,264	49,058
Callon Petroleum Co. (a)	11,336	89,101
Carrizo Oil & Gas, Inc. (a)	922	46,248
Cloud Peak Energy, Inc. (a)	6,885	39,726
Comstock Resources, Inc.	1,085	3,841
Forum Energy Technologies, Inc. (a)	9,814	203,542
Gastar Exploration, Inc. (a)	8,263	25,202
Helix Energy Solutions Group, Inc. (a)	8,650	135,546
Matador Resources Co. (a)	230	6,334
Matrix Service Co. (a)	3,599	60,715
Natural Gas Services Group, Inc. (a)	406	9,805
Newpark Resources, Inc. (a)	674	5,716
Northern Oil and Gas, Inc. (a)	5,337	36,452
Pacific Ethanol, Inc. (a)	8,665	99,734
Parker Drilling Co. (a)	21,203	71,878
Parsley Energy, Inc. (Class A) (a)	1,631	28,526
Penn Virginia Corp. (a)	1,481	6,887
Petroquest Energy, Inc. (a)	10,151	17,561
Pioneer Energy Services Corp. (a)	14,215	99,789
REX American Resources Corp. (a)	1,696	108,324
W&T Offshore, Inc.	2,036	11,015
Warren Resources, Inc. (a)	5,008	3,506
Western Refining, Inc.	5,277	232,082

		1,544,671

Financials - 22.7%
1st Source Corp.	226	7,137
AG Mortgage Investment Trust, Inc. (c)	3,230	60,853

	Principal Amount ($) or Shares	Value $
Alexander’s, Inc. (c)	15	6,058
Altisource Asset Management Corp. (a)	36	6,134
Altisource Portfolio Solutions SA (a)	558	15,356
Altisource Residential Corp. (c)	436	7,813
American Capital Mortgage Investment Corp. (c)	11,843	206,897
Ameris Bancorp	485	12,217
Anworth Mortgage Asset Corp. (c)	34,288	178,298
Apollo Commercial Real Estate Finance, Inc. (c)	11,239	192,974
Apollo Residential Mortgage, Inc. (c)	12,356	196,708
Ares Commercial Real Estate Corp. (c)	1,597	18,605
Argo Group International Holdings, Ltd.	2,149	113,145
ARMOUR Residential REIT, Inc. (c)	16,358	48,910
Ashford, Inc. (a)	43	4,150
Banner Corp.	90	4,052
BBCN Bancorp, Inc.	6,468	93,139
BGC Partners, Inc. (Class A)	23,798	224,891
BNC Bancorp	850	15,776
Capital Bank Financial Corp. (a)	3,199	91,235
Capitol Federal Financial, Inc.	11,889	143,857
Capstead Mortgage Corp. (c)	14,140	167,276
Cathay General Bancorp	3,044	91,990
Central Pacific Financial Corp.	979	22,928
Chatham Lodging Trust (c)	368	10,282
Chemical Financial Corp.	291	8,814
CNO Financial Group, Inc. (d)	15,213	273,834
Colony Capital, Inc. (Class A) (c)	8,387	215,210
Columbia Banking System, Inc.	238	7,190
ConnectOne Bancorp, Inc.	1,735	33,746
Consumer Portfolio Services, Inc. (a)	1,296	7,633
Cousins Properties, Inc. (c)	8,542	82,430
Cowen Group, Inc. (Class A) (a)	35,663	210,412
CubeSmart (c)	171	4,068
Customers Bancorp, Inc. (a)	165	4,142
CyrusOne, Inc. (c)	6,854	221,179
CYS Investments, Inc. (c)	21,912	196,112
DCT Industrial Trust, Inc. (c)	310	10,140
DiamondRock Hospitality Co. (c)	804	10,589
Dynex Capital, Inc. (c)	888	6,900
Empire State Realty Trust, Inc. (Class A) (c)	3,271	59,140
Enova International, Inc. (a)	572	11,154
EverBank Financial Corp.	301	5,550
Ezcorp, Inc. (Class A) (a)	628	4,986
F.N.B. Corp.	6,335	85,459
FelCor Lodging Trust, Inc. (c)	16,449	176,662
Fidelity & Guaranty Life	413	9,069
First American Financial Corp.	375	13,391

Enhanced Small Cap Fund	11

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

First Bancorp	1,553	24,491
First BanCorp-Puerto Rico (a)	32,115	196,544
First Commonwealth Financial Corp.	18,891	171,908
First Community Bancshares, Inc.	1,061	17,719
First Financial Bancorp	706	12,263
First Financial Corp.	132	4,496
First Merchants Corp.	1,406	32,746
First Midwest Bancorp, Inc.	10,816	192,092
First NBC Bank Holding Co. (a)	4,857	165,089
FirstMerit Corp.	1,673	32,858
Flushing Financial Corp.	2,723	52,772
Gain Capital Holdings, Inc.	4,407	40,985
German American Bancorp, Inc.	193	5,601
Gramercy Property Trust, Inc. (c)	288	7,664
Great Western Bancorp, Inc.	2,964	68,706
Hancock Holding Co.	465	13,545
Hatteras Financial Corp. (c)	12,416	222,991
HCI Group, Inc.	103	4,453
Heartland Financial USA, Inc.	1,074	36,602
Heritage Financial Corp.	559	9,564
Heritage Insurance Holdings, Inc. (a)	1,145	24,045
Heritage Oaks Bancorp	485	3,764
HFF, Inc. (Class A)	4,110	165,386
Hilltop Holdings, Inc. (a)	2,210	48,244
HomeTrust Bancshares, Inc. (a)	650	10,062
Horace Mann Educators Corp.	2,354	81,025
Horizon Bancorp	183	4,392
Hudson Pacific Properties, Inc. (c)	134	4,086
Independence Holding Co.	363	4,262
International Bancshares Corp.	603	15,738
Invesco Mortgage Capital, Inc. (c)	14,806	234,971
JG Wentworth Co. (Class A) (a)	462	4,334
KCG Holdings, Inc. (Class A) (a)	7,774	104,871
Kite Realty Group Trust (c)	387	10,468
Ladder Capital Corp. (c)	2,940	52,244
Lakeland Bancorp, Inc.	624	7,132
Maiden Holdings, Ltd.	6,065	84,789
MainSource Financial Group, Inc.	2,477	49,590
Marcus & Millichap, Inc. (a)	1,856	87,065
MB Financial, Inc.	1,438	46,332
Mercantile Bank Corp.	424	8,484
Meta Financial Group, Inc.	313	12,561
MGIC Investment Corp. (a)(d)	25,746	279,344
MidWestOne Financial Group, Inc.	254	7,407
Moelis & Co. (Class A)	230	6,638
Montpelier Re Holdings, Ltd.	5,845	222,519
National Bank Holdings Corp. (Class A)	317	6,061
National Penn Bancshares, Inc.	3,596	38,477
Nelnet, Inc. (Class A)	2,996	123,166
New Residential Investment Corp. (c)	15,183	259,022

	Principal Amount ($) or Shares	Value $
Northfield Bancorp, Inc.	253	3,704
OceanFirst Financial Corp.	463	8,010
OFG Bancorp	5,512	72,428
Old National Bancorp	1,771	24,103
OM Asset Management PLC	2,313	45,034
Oppenheimer Holdings, Inc. (Class A)	162	4,202
Pacific Premier Bancorp, Inc. (a)	651	10,253
Parkway Properties, Inc. (c)	5,465	93,943
PennyMac Financial Services, Inc. (Class A) (a)	394	7,388
PennyMac Mortgage Investment Trust (c)	9,320	171,208
Peoples Bancorp, Inc.	476	10,991
Pinnacle Financial Partners, Inc.	113	5,595
Piper Jaffray Cos. (a)	833	39,501
Preferred Bank/Los Angeles CA	1,651	45,535
PrivateBancorp, Inc.	2,324	88,614
Prosperity Bancshares, Inc.	41	2,196
Provident Financial Services, Inc.	3,248	59,049
RLJ Lodging Trust (c)	5,448	164,693
Saul Centers, Inc. (c)	1,200	60,444
Seacoast Banking Corp. of Florida (a)	272	4,069
Select Income REIT (c)	399	9,353
Selective Insurance Group, Inc.	5,011	135,848
Simmons First National Corp. (Class A)	1,193	51,347
Southwest Bancorp, Inc.	4,371	77,367
State Bank Financial Corp.	3,613	73,994
Strategic Hotels & Resorts, Inc. (a)(c)	812	9,809
Sunstone Hotel Investors, Inc. (c)	14,341	218,844
Symetra Financial Corp.	1,185	28,985
Third Point Reinsurance, Ltd. (a)	3,119	44,945
Umpqua Holdings Corp.	13,296	233,877
Union Bankshares Corp.	2,915	62,993
United Financial Bancorp, Inc.	695	8,757
Universal Insurance Holdings, Inc.	4,666	119,123
Univest Corp. of Pennsylvania	528	10,138
Walker & Dunlop, Inc. (a)	3,036	74,746
Webster Financial Corp.	6,834	258,940
Western Alliance Bancorp (a)	4,064	127,406
Wilshire Bancorp, Inc.	12,802	141,334
Yadkin Financial Corp. (a)	554	10,941

		9,537,766

Health Care - 15.6%
Acorda Therapeutics, Inc. (a)	189	5,761
Adamas Pharmaceuticals, Inc. (a)	705	12,683
Aegerion Pharmaceuticals, Inc. (a)	710	13,831
Agios Pharmaceuticals, Inc. (a)	69	8,419

12	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Air Methods Corp. (a)	97	4,090
Akorn, Inc. (a)	168	7,711
Alder Biopharmaceuticals, Inc. (a)	706	30,019
Alliance HealthCare Services, Inc. (a)	928	17,066
AmSurg Corp. (a)	121	8,148
Anacor Pharmaceuticals, Inc. (a)	1,196	85,179
Anika Therapeutics, Inc. (a)	3,467	116,942
ARIAD Pharmaceuticals, Inc. (a)	20,692	189,953
Array BioPharma, Inc. (a)	7,545	57,719
Atrion Corp.	54	20,244
BioSpecifics Technologies Corp. (a)	444	21,152
Bluebird Bio, Inc. (a)	523	101,593
Cambrex Corp. (a)	3,953	158,199
Cara Therapeutics, Inc. (a)	1,474	14,032
Catalent, Inc. (a)	3,506	112,052
CONMED Corp.	631	35,046
Corcept Therapeutics, Inc. (a)	13,576	83,085
Corvel Corp. (a)	1,742	62,538
CTI BioPharma Corp. (a)	2,604	5,052
Cynosure, Inc. (Class A) (a)	4,494	160,436
Depomed, Inc. (a)	622	12,975
DexCom, Inc. (a)	1,509	108,225
Dyax Corp. (a)	8,453	222,652
Emergent Biosolutions, Inc. (a)	6,671	212,538
Ensign Group, Inc.	4,559	211,401
ExamWorks Group, Inc. (a)	119	4,865
Five Prime Therapeutics, Inc. (a)	575	14,743
Five Star Quality Care, Inc. (a)	3,292	15,242
Galena Biopharma, Inc. (a)	3,975	6,241
Geron Corp. (a)	30,031	115,920
Globus Medical, Inc. (Class A) (a)	198	5,136
Greatbatch, Inc. (a)	1,907	99,126
HealthEquity, Inc. (a)	2,545	67,468
HealthSouth Corp.	159	6,862
INC Research Holdings, Inc. (Class A) (a)	1,357	46,939
Infinity Pharmaceuticals, Inc. (a)	13,001	168,493
Insys Therapeutics, Inc. (a)	420	25,032
Intrexon Corp. (a)	163	6,866
Isis Pharmaceuticals, Inc. (a)	1,148	77,283
Lannett Co., Inc. (a)	651	36,215
MacroGenics, Inc. (a)	6,052	195,782
Magellan Health, Inc. (a)	3,217	217,566
MedAssets, Inc. (a)	6,381	133,171
Merge Healthcare, Inc. (a)	25,031	114,141
Merit Medical Systems, Inc. (a)	10,221	210,144
MiMedx Group, Inc. (a)	623	6,448
Molina Healthcare, Inc. (a)	2,091	152,099
Natus Medical, Inc. (a)	327	12,773
Nektar Therapeutics (a)	7,533	86,629
Neurocrine Biosciences, Inc. (a)	5,145	225,660

	Principal Amount ($) or Shares	Value $
NewLink Genetics Corp. (a)	3,424	147,746
NuVasive, Inc. (a)	3,160	159,738
Omnicell, Inc. (a)	3,840	142,003
Pacira Pharmaceuticals, Inc. (a)	912	71,327
PAREXEL International Corp. (a)	3,200	212,704
PDL BioPharma, Inc.	27,327	182,544
PharMerica Corp. (a)	2,235	74,336
Phibro Animal Health Corp. (Class A)	3,311	114,660
Prothena Corp. PLC (a)	1,094	43,147
Puma Biotechnology, Inc. (a)	978	191,150
Quality Systems, Inc.	245	3,881
RadNet, Inc. (a)	8,893	57,893
Raptor Pharmaceutical Corp. (a)	543	6,684
Rigel Pharmaceuticals, Inc. (a)	2,512	8,767
RTI Surgical, Inc. (a)	1,977	12,791
Sangamo Biosciences, Inc. (a)	11,338	138,890
Select Medical Holdings Corp.	3,364	55,001
Sucampo Pharmaceuticals, Inc. (Class A) (a)	259	4,204
Supernus Pharmaceuticals, Inc. (a)	1,375	19,552
Surgical Care Affiliates, Inc. (a)	2,582	98,090
SurModics, Inc. (a)	3,123	77,076
Synergy Pharmaceuticals, Inc. (a)	17,632	75,818
Team Health Holdings, Inc. (a)	85	4,971
Thoratec Corp. (a)	2,497	113,339
Threshold Pharmaceuticals, Inc. (a)	1,418	5,516
Triple-S Management Corp. (Class B) (a)	2,020	48,480
Ultragenyx Pharmaceutical, Inc. (a)	240	20,880
Vitae Pharmaceuticals, Inc. (a)	340	4,168
WellCare Health Plans, Inc. (a)	319	27,329
XenoPort, Inc. (a)	10,506	62,616
Zeltiq Aesthetics, Inc. (a)	5,835	160,229
ZIOPHARM Oncology, Inc. (a)	3,645	34,555
Zogenix, Inc. (a)	9,289	15,791

		6,545,461

Industrials - 13.4%
ABM Industries, Inc.	2,360	76,558
ACCO Brands Corp. (a)	26,877	197,546
Accuride Corp. (a)	1,046	4,529
Air Transport Services Group, Inc. (a)	6,210	65,329
American Woodmark Corp. (a)	2,717	139,491
Applied Industrial Technologies, Inc.	2,217	93,934
ARC Document Solutions, Inc. (a)	600	4,494
ArcBest Corp.	900	30,771
Argan, Inc.	2,471	88,412
Astronics Corp. (a)	2,969	207,503
AZZ, Inc.	86	4,122

Enhanced Small Cap Fund	13

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Barnes Group, Inc.	3,764	151,539
Chart Industries, Inc. (a)	525	17,042
Columbus McKinnon Corp.	300	6,843
Continental Building Products, Inc. (a)	4,236	94,463
CRA International, Inc. (a)	2,389	66,008
Cubic Corp.	4,250	203,150
Curtiss-Wright Corp.	3,763	271,275
Deluxe Corp.	3,863	246,575
DXP Enterprises, Inc. (a)	153	6,275
Dycom Industries, Inc. (a)	3,735	215,061
EMCOR Group, Inc.	3,177	144,141
EnerSys	2,941	195,988
Federal Signal Corp.	12,614	187,696
General Finance Corp. (a)	1,943	10,667
Global Brass & Copper Holdings, Inc.	595	10,252
Greenbrier Cos., Inc.	86	5,180
H&E Equipment Services, Inc.	1,277	27,877
Herman Miller, Inc.	2,287	63,350
Hillenbrand, Inc.	6,205	190,618
Hurco Cos., Inc.	1,141	38,144
Hyster-Yale Materials Handling, Inc.	142	10,076
Insperity, Inc.	1,461	76,878
JetBlue Airways Corp. (a)	10,618	214,059
Kadant, Inc. (d)	3,404	160,328
Kaman Corp.	301	12,750
Kforce, Inc.	7,282	160,277
Korn/Ferry International	3,422	109,812
Lydall, Inc. (a)	3,679	100,841
Marten Transport, Ltd.	2,564	58,152
Matson, Inc.	5,816	234,268
Meritor, Inc. (a)	13,414	191,954
Moog, Inc. (Class A) (a)	51	3,500
Mueller Industries, Inc.	110	3,835
Mueller Water Products, Inc. (Class A)	471	4,343
MYR Group, Inc. (a)	720	21,312
Navigant Consulting, Inc. (a)	722	9,826
PAM Transportation Services, Inc. (a)	2,950	178,682
Patrick Industries, Inc. (a)	1,080	64,584
PGT, Inc. (a)	2,680	32,053
Resources Connection, Inc.	11,039	173,202
Rexnord Corp. (a)	192	4,919
RPX Corp. (a)	3,809	60,601
Rush Enterprises, Inc. (Class A) (a)	248	6,589
Saia, Inc. (a)	124	5,077
SkyWest, Inc.	2,113	31,272
SP Plus Corp. (a)	196	4,759
Steelcase, Inc. (Class A)	11,512	198,006

	Principal Amount ($) or Shares	Value $
Swift Transportation Co. (a)	1,268	29,506
Taser International, Inc. (a)	277	8,748
Thermon Group Holdings, Inc. (a)	3,221	73,149
TrueBlue, Inc. (a)	2,916	83,048
USA Truck, Inc. (a)	1,450	33,408
Viad Corp.	6,688	179,506
Werner Enterprises, Inc.	510	14,035
West Corp.	412	12,607

		5,630,795

Information Technology - 17.7%
Acxiom Corp. (a)	325	5,385
Advent Software, Inc.	5,176	226,502
Amkor Technology, Inc. (a)	7,148	48,320
Aspen Technology, Inc. (a)(d)	6,400	273,920
AVG Technologies NV (a)	1,798	44,087
Bankrate, Inc. (a)	514	6,271
Barracuda Networks, Inc. (a)	605	23,801
Benchmark Electronics, Inc. (a)	7,678	178,437
Black Box Corp.	2,411	48,365
Blucora, Inc. (a)	4,949	78,491
Cabot Microelectronics Corp. (a)	4,567	210,904
Callidus Software, Inc. (a)	291	4,167
Checkpoint Systems, Inc.	4,213	41,161
Coherent, Inc. (a)	106	6,597
Cohu, Inc.	4,372	58,629
comScore, Inc. (a)	409	23,141
Comtech Telecommunications Corp.	3,536	106,221
Constant Contact, Inc. (a)	2,891	78,809
Convergys Corp.	3,090	76,725
Cornerstone OnDemand, Inc. (a)	293	9,121
CTS Corp.	1,082	20,396
Cypress Semiconductor Corp. (a)	2,110	28,970
Demandware, Inc. (a)	189	11,771
DHI Group, Inc. (a)	21,269	180,148
Diodes, Inc. (a)	7,040	186,419
Dot Hill Systems Corp. (a)	5,105	35,939
EarthLink Holdings Corp.	30,346	210,601
Ebix, Inc.	188	6,693
EPIQ Systems, Inc.	377	6,322
ePlus, Inc. (a)	2,309	179,294
Euronet Worldwide, Inc. (a)	4,251	254,210
EVERTEC, Inc.	1,245	27,676
ExlService Holdings, Inc. (a)	2,299	82,534
Fairchild Semiconductor International, Inc. (a)	224	4,462
Formfactor, Inc. (a)	6,285	58,513
Gigamon, Inc. (a)	578	17,779
Hackett Group, Inc.	1,589	18,798
Harmonic, Inc. (a)	25,859	176,100
Higher One Holdings, Inc. (a)	2,013	5,717
Imperva, Inc. (a)	237	14,412

14	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Infinera Corp. (a)	338	6,976
Insight Enterprises, Inc. (a)	5,908	173,282
Integrated Device Technology, Inc. (a)	790	18,687
IXYS Corp.	1,290	15,725
Lattice Semiconductor Corp. (a)	25,068	156,926
Lionbridge Technologies, Inc. (a)	3,894	21,495
Liquidity Services, Inc. (a)	1,008	9,999
LogMeIn, Inc. (a)	296	18,787
Manhattan Associates, Inc. (a)(d)	5,161	283,081
Marchex, Inc. (Class B)	6,856	33,320
Methode Electronics, Inc.	4,844	227,329
Microsemi Corp. (a)	5,954	216,666
MicroStrategy, Inc. (Class A) (a)	97	17,070
Monotype Imaging Holdings, Inc.	1,515	39,299
Monster Worldwide, Inc. (a)	10,941	66,412
Multi-Fineline Electronix, Inc. (a)	1,192	29,872
Netscout Systems, Inc. (a)	314	12,585
Newport Corp. (a)	5,409	102,176
OSI Systems, Inc. (a)	3,021	218,237
PC Connection, Inc.	2,690	67,035
Perficient, Inc. (a)	5,877	111,193
Pericom Semiconductor Corp.	9,539	124,866
Plantronics, Inc.	585	32,274
Plexus Corp. (a)	1,073	48,800
PMC - Sierra, Inc. (a)	16,757	152,154
Polycom, Inc. (a)	17,629	237,463
Progress Software Corp. (a)	1,081	28,463
Proofpoint, Inc. (a)	3,023	178,750
QAD, Inc. (Class A)	2,025	48,397
QLogic Corp. (a)	1,196	18,562
Qorvo, Inc. (a)	1,058	86,915
Quantum Corp. (a)	10,215	20,839
QuinStreet, Inc. (a)	745	4,418
RetailMeNot, Inc. (a)	2,153	43,404
Rubicon Project, Inc. (a)	1,700	29,325
Sanmina Corp. (a)	7,456	161,497
Science Applications International Corp.	4,567	242,051
SciQuest, Inc. (a)	270	4,120
ShoreTel, Inc. (a)	9,758	67,135
SS&C Technologies Holdings, Inc.	211	12,434
Super Micro Computer, Inc. (a)	119	3,982
Sykes Enterprises, Inc. (a)	8,658	209,783
TeleCommunication Systems, Inc. (Class A) (a)	1,142	3,654
TeleTech Holdings, Inc.	2,378	60,449
Tessera Technologies, Inc.	5,682	219,041
TiVo, Inc. (a)	7,562	79,628
Travelzoo, Inc. (a)	478	5,765
Tyler Technologies, Inc. (a)	57	6,924
Ultra Clean Holdings, Inc. (a)	9,988	64,622

	Principal Amount ($) or Shares	Value $
Verint Systems, Inc. (a)	2,816	182,111
Web.com Group, Inc. (a)	276	6,257
Xcerra Corp. (a)	16,090	124,215

		7,430,258

Materials - 4.6%
A. Schulman, Inc.	3,170	135,581
Berry Plastics Group, Inc. (a)	4,177	139,804
Boise Cascade Co. (a)	6,061	214,802
Calgon Carbon Corp.	8,759	181,837
Chase Corp.	956	38,938
Commercial Metals Co.	9,917	159,366
FutureFuel Corp.	4,777	57,324
Graphic Packaging Holding Co.	16,209	230,816
Handy & Harman, Ltd. (a)	1,297	41,089
Headwaters, Inc. (a)	1,901	36,081
Innophos Holdings, Inc.	2,688	140,072
KapStone Paper and Packaging Corp.	1,486	40,048
KMG Chemicals, Inc.	540	16,043
Materion Corp.	884	32,876
Minerals Technologies, Inc.	146	9,827
OM Group, Inc.	1,592	42,252
Omnova Solutions, Inc. (a)	4,375	32,856
P.H. Glatfelter Co.	4,050	95,135
Schweitzer-Mauduit International, Inc.	3,009	121,443
Stepan Co.	419	21,562
SunCoke Energy, Inc.	8,427	137,023
Worthington Industries, Inc.	759	20,652

		1,945,427

Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (a)	20,019	73,270
IDT Corp. (Class B)	2,761	49,670
Inteliquent, Inc.	7,520	132,578
Shenandoah Telecommunications Co.	140	4,400
Spok Holdings, Inc.	2,563	44,468
Vonage Holdings Corp. (a)	43,137	201,018

		505,404

Utilities - 2.9%
ALLETE, Inc.	178	8,962
Avista Corp.	4,123	131,936
Chesapeake Utilities Corp.	928	48,841
Cleco Corp.	2,887	156,620
Dynegy, Inc. (a)	1,705	55,140
El Paso Electric Co.	2,698	98,126
IDACORP, Inc.	2,926	174,009
Laclede Group, Inc.	945	50,567

Enhanced Small Cap Fund	15

SSGA

Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $
MGE Energy, Inc.	171	6,623
NorthWestern Corp.	1,330	69,187
Otter Tail Corp.	153	4,134
PNM Resources, Inc.	6,693	177,967
Portland General Electric Co.	489	17,095
Southwest Gas Corp.	4,344	236,574
Unitil Corp.	197	6,666

		1,242,447

Total Common Stocks (cost $34,979,811)		41,291,836

Short-Term Investment - 2.6%
SSGA Prime Money Market Fund 0.02% (d)(e)(f) (cost $1,084,134)	1,084,134	1,084,134

Total Investments - 100.8% (cost $36,063,945)		42,375,970

Other Assets and Liabilities, Net - (0.8)%		(353,632)

Net Assets - 100.0%		42,022,338

Footnotes:

(a)	Non-income producing security
(b)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	Real Estate Investment Trust (REIT)
(d)	All or a portion of the shares of these securities are held as collateral for futures contracts purchased by the Fund.
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures	3	373,290	06/15	(896)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				(896)

See accompanying notes which are an integral part of the quarterly report.

16	Enhanced Small Cap Fund

SSGA

Enhanced Small Cap Fund

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

	Value*					% of Net Assets
Categories	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$5,783,963	$—	**	$—	$5,783,963	13.7
Consumer Staples	1,125,644	—		—	1,125,644	2.7
Energy	1,544,671	—		—	1,544,671	3.7
Financials	9,537,766	—		—	9,537,766	22.7
Health Care	6,545,461	—		—	6,545,461	15.6
Industrials	5,630,795	—		—	5,630,795	13.4
Information Technology	7,430,258	—		—	7,430,258	17.7
Materials	1,945,427	—		—	1,945,427	4.6
Telecommunication Services	505,404	—		—	505,404	1.2
Utilities	1,242,447	—		—	1,242,447	2.9
Short-Term Investment	1,084,134	—		—	1,084,134	2.6

Total Investments	$42,375,970	$—		$—	$42,375,970	100.8

Other Assets and Liabilities, Net						(0.8)

						100.0

Liabilities:
Other Financial Instruments***
Futures Contracts	$(896)	$—		$—	$(896)	0.0	****

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2015.
**	Fund held a Level 2 security that was valued at $0 at May 31, 2015.
***	Other financial instruments reflected in the Schedule of Investments include futures contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
****	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

Enhanced Small Cap Fund	17

SSGA

Emerging Markets Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 96.2%
Austria - 0.0% (a)
Erste Group Bank AG (b)(c)	3,269	94,839

Bermuda - 0.3%
Credicorp, Ltd.	5,643	796,453

Brazil - 3.8%
Banco Bradesco SA	87,960	723,269
Banco Bradesco SA ADR	81,111	713,777
Banco do Brasil SA	216,105	1,542,299
BB Seguridade Participacoes SA	129,683	1,357,351
Cia de Saneamento Basico do Estado de Sao Paulo	66,700	388,314
Cielo SA	86,280	1,083,137
Direcional Engenharia SA	245,700	431,824
Fibria Celulose SA	39,700	544,983
Light SA	156,200	833,380
Lojas Renner SA	19,900	668,580
Multiplus SA	47,400	566,188
Petroleo Brasileiro SA ADR (b)(c)	206,066	1,720,651
Vale SA ADR (c)	43,977	277,055

		10,850,808

Canada - 0.1%
Pacific Rubiales Energy Corp.	54,100	262,322

Cayman Islands - 2.9%
ENN Energy Holdings, Ltd.	22,000	147,827
Evergrande Real Estate Group, Ltd.	1	1
Tencent Holdings, Ltd.	396,400	7,960,055

		8,107,883

China - 18.3%
Air China, Ltd. (Class H)	1,252,000	1,538,831
Bank of China, Ltd. (Class H)	8,918,100	5,923,431
Bank of Chongqing Co., Ltd. (Class H)	1,059,500	1,056,268
Beijing Capital Land, Ltd. (Class H)	1,222,000	926,707
China CITIC Bank Corp., Ltd. (Class H) (b)	1,673,000	1,415,447
China Construction Bank Corp. (Class H)	7,259,169	7,293,201
China Life Insurance Co., Ltd. (Class H)	554,000	2,661,521
China Lilang, Ltd.	914,000	1,096,284
China Mengniu Dairy Co., Ltd.	162,000	924,532
China Petroleum & Chemical Corp. (Class H)	1,834,100	1,615,614

	Principal Amount ($) or Shares	Value $
China Sanjiang Fine Chemicals Co., Ltd. (b)(c)	1,527,000	569,155
Chongqing Rural Commercial Bank (Class H)	3,324,000	2,700,818
CSR Corp., Ltd. (Class H)	1,645,600	3,183,533
Fosun International, Ltd. (b)(c)	333,500	859,380
Great Wall Motor Co., Ltd. (Class H)	99,500	642,275
Guangzhou R&F Properties Co., Ltd. (Class H) (c)	516,000	604,268
Haitong Securities Co., Ltd. (Class H) (b)(c)	218,800	694,187
Huadian Power International Corp., Ltd. (Class H)	798,000	922,157
Huaneng Power International, Inc. (Class H)	332,000	444,456
Industrial & Commercial Bank of China, Ltd. (Class H)	1,805,000	1,571,357
KWG Property Holding, Ltd.	2,401,500	2,291,966
Lao Feng Xiang Co., Ltd. (Class B)	161,000	919,632
Peak Sport Products Co., Ltd.	1,475,000	494,606
PetroChina Co., Ltd. (Class H)	1,266,000	1,500,524
Ping An Insurance Group Co of China, Ltd. (Class H)	177,000	2,604,670
Powerlong Real Estate Holdings, Ltd. (b)	1,627,000	413,378
Shandong Chenming Paper Holdings, Ltd. (Class B)	1,049,400	894,615
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	211,917	729,630
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H) (b)	277,400	919,461
Shenzhen Expressway Co., Ltd. (Class H)	1,014,000	893,208
Sino-Ocean Land Holdings, Ltd.	1,695,500	1,211,438
Wuxi Little Swan Co., Ltd. (Class B)	261,050	725,546
Zhejiang Expressway Co., Ltd. (Class H)	1,082,000	1,685,730

		51,927,826

Czech Republic - 0.0% (a)
CEZ AS	5,135	127,878

Egypt - 0.3%
Commercial International Bank Egypt SAE	108,705	808,800

Hong Kong - 5.5%
China Everbright, Ltd.	38,000	151,193
China Mobile, Ltd.	597,700	7,870,509

18	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

China Power International Development, Ltd. (c)	2,509,000	1,825,045
CNOOC, Ltd.	948,500	1,482,633
Far East Horizon, Ltd.	1,130,000	1,098,863
Lenovo Group, Ltd. (c)	486,000	770,966
Skyworth Digital Holdings, Ltd.	526,000	502,687
Tongda Group Holdings, Ltd.	5,780,000	1,222,547
Wasion Group Holdings, Ltd.	440,000	682,105

		15,606,548

Hungary - 0.2%
OTP Bank PLC	34,067	689,803

India - 8.2%
AIA Engineering, Ltd.	28,861	459,761
Amara Raja Batteries, Ltd.	20,148	279,382
Aurobindo Pharma, Ltd.	66,913	1,439,756
Bajaj Finance, Ltd.	13,277	876,568
Bayer CropScience, Ltd.	5,201	293,820
Bharat Petroleum Corp., Ltd.	52,733	701,951
Britannia Industries, Ltd.	46,997	1,872,558
Coal India, Ltd.	65,704	402,302
HCL Technologies, Ltd.	52,237	826,705
Hindustan Unilever, Ltd.	215,653	2,902,386
Indiabulls Housing Finance, Ltd.	98,337	917,604
Infosys, Ltd.	83,198	2,635,540
Lupin, Ltd.	40,015	1,148,611
Mindtree, Ltd.	46,474	1,054,186
MRF, Ltd.	1,404	788,641
Nestle India, Ltd.	11,644	1,230,933
Oil & Natural Gas Corp., Ltd.	15,974	82,501
Power Finance Corp., Ltd.	123,937	529,000
Reliance Industries, Ltd.	54,363	746,503
Rural Electrification Corp., Ltd.	54,123	251,055
Siemens, Ltd.	30,196	647,075
Tata Motors, Ltd.	316,262	2,385,103
Torrent Pharmaceuticals, Ltd.	49,921	941,692

		23,413,633

Indonesia - 2.5%
Bank Negara Indonesia Persero Tbk PT	4,992,800	2,595,697
Bank Rakyat Indonesia Persero Tbk PT	2,119,300	1,887,081
Telekomunikasi Indonesia Persero Tbk PT	9,449,800	2,033,022
United Tractors Tbk PT	381,800	586,096

		7,101,896

Malaysia - 1.5%
DiGi.Com Bhd	1,072,000	1,640,458
IGB Real Estate Investment Trust (d)	1,592,200	590,669

	Principal Amount ($) or Shares	Value $
IJM Corp. Bhd	271,500	520,634
Malaysian Pacific Industries Bhd	410,700	773,003
MISC Bhd	360,300	815,737

		4,340,501

Mexico - 4.6%
America Movil S.A.B. de C.V. ADR (Series L)	137,562	2,888,802
Credito Real S.A.B. de C.V.	677,302	1,584,736
Fibra Uno Administracion S.A. de C.V. (d)	317,500	809,889
Gruma S.A.B. de C.V. (Class B)	88,800	1,172,590
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (b)	208,200	974,419
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (Class B)	102,000	725,709
Grupo Mexico S.A.B. de C.V. (Series B)	368,768	1,142,065
Industrias Bachoco S.A.B. de C.V. (Series B)	191,500	915,410
Mexico Real Estate Management S.A. de C.V. (b)(d)	601,300	875,852
OHL Mexico S.A.B. de C.V. (b)	607,100	818,066
Wal-Mart de Mexico S.A.B. de C.V.	485,900	1,199,691

		13,107,229

Oman - 0.2%
Bank Muscat SAOG	330,194	464,905

Philippines - 1.9%
BDO Unibank, Inc.	186,180	450,991
DMCI Holdings, Inc.	592,440	176,729
Filinvest Land, Inc.	17,880,000	745,919
Globe Telecom, Inc.	28,105	1,607,441
Nickel Asia Corp.	1,315,200	669,621
Security Bank Corp.	239,270	837,190
Universal Robina Corp.	187,430	802,100

		5,289,991

Poland - 1.4%
Asseco Poland SA	31,342	502,443
Ciech SA (b)	37,156	541,047
Polski Koncern Naftowy Orlen SA	94,368	1,781,337
Powszechny Zaklad Ubezpieczen SA	10,621	1,271,313

		4,096,140

Qatar - 0.6%
Barwa Real Estate Co.	38,713	531,816
Qatar National Bank SAQ	22,571	1,165,231

		1,697,047

Emerging Markets Fund	19

SSGA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Russia - 3.8%
Aeroflot - Russian Airlines OJSC (b)	599,928	462,100
Alrosa AO (b)	749,429	933,907
Gazprom OAO ADR	196,195	1,052,979
Lukoil OAO (b)	36,827	1,748,518
Magnit OJSC (b)	5,891	1,192,032
MMC Norilsk Nickel OJSC ADR	105,220	1,853,450
Moscow Exchange MICEX-RTS PJSC	1,109,079	1,513,776
Severstal PAO GDR	61,591	744,019
Surgutneftegas OAO (b)	822,479	601,414
Yandex NV (Class A) (b)	39,100	704,973

		10,807,168

Singapore - 0.3%
Yangzijiang Shipbuilding Holdings, Ltd.	782,500	838,745

South Africa - 6.7%
Astral Foods, Ltd.	46,751	635,973
Barclays Africa Group, Ltd.	19,291	279,134
Bidvest Group, Ltd.	21,704	537,884
Cashbuild, Ltd.	61,160	1,435,237
Clicks Group, Ltd.	91,509	649,204
Emira Property Fund (d)	637,511	902,875
FirstRand, Ltd.	324,377	1,388,880
Lewis Group, Ltd. (c)	90,586	730,073
Mondi, Ltd.	30,426	689,979
MTN Group, Ltd.	52,860	936,745
Naspers, Ltd.	12,690	1,865,191
Netcare, Ltd.	294,637	943,974
Redefine Properties, Ltd. (d)	675,737	595,351
Sasol, Ltd.	38,991	1,374,746
Standard Bank Group, Ltd.	170,276	2,216,648
Steinhoff International Holdings, Ltd. (c)	351,376	2,177,158
Sun International, Ltd.	43,366	444,203
Truworths International, Ltd. (c)	169,843	1,213,189

		19,016,444

South Korea - 13.2%
Amorepacific Corp.	3,920	1,428,992
BGF retail Co., Ltd.	9,179	1,263,070
Dongsuh Co., Inc.	34,558	965,098
Hana Financial Group, Inc.	5	134
Hana Tour Service, Inc.	5,357	592,134
Hanwha Corp.	17,406	678,492
Hyosung Corp.	3,801	394,419
Hyundai Motor Co.	5,493	783,121
Industrial Bank of Korea	73,660	967,068
KB Financial Group, Inc.	38,233	1,388,566
Kia Motors Corp.	22,935	986,107

	Principal Amount ($) or Shares	Value $
Korea Electric Power Corp.	32,777	1,366,386
Korea Zinc Co., Ltd.	1,104	500,075
Korean Air Lines Co., Ltd. (b)	18,098	660,559
Korean Reinsurance Co.	80,331	877,063
KT&G Corp.	13,003	1,131,053
LG Chem, Ltd.	5,030	1,132,402
LG Corp.	12,766	717,637
LG Display Co., Ltd.	25,217	665,551
LG Household & Health Care, Ltd.	1,132	825,316
Lotte Chemical Corp.	1,976	420,786
OCI Materials Co., Ltd.	6,532	675,450
POSCO	225	49,538
S&T Motiv Co., Ltd.	19,630	1,163,718
S-Oil Corp.	15,953	950,055
Samsung Electronics Co., Ltd.	10,191	12,018,621
Seah Besteel Corp.	18,662	711,455
Silicon Works Co., Ltd.	11,680	406,811
SK Hynix, Inc.	58,705	2,706,813
SL Corp.	10,297	178,391
Tongyang Life Insurance	62,139	810,204

		37,415,085

Taiwan - 14.0%
Advanced Semiconductor Engineering, Inc.	782,000	1,121,037
Asustek Computer, Inc.	92,000	905,223
AU Optronics Corp.	1,742,000	956,332
Cheng Uei Precision Industry Co., Ltd.	698,000	1,389,496
China Development Financial Holding Corp.	3,610,000	1,446,682
CTBC Financial Holding Co., Ltd.	1,070,831	812,901
Elite Material Co., Ltd.	242,000	418,669
Everlight Electronics Co., Ltd.	225,000	515,345
Far EasTone Telecommunications Co., Ltd.	340,000	807,546
Farglory Land Development Co., Ltd.	272,000	308,839
FLEXium Interconnect, Inc.	312,000	1,143,583
Foxconn Technology Co., Ltd.	562,000	1,977,519
Fubon Financial Holding Co., Ltd.	907,366	1,868,359
Grand Pacific Petrochemical	1,262,000	785,332
Highwealth Construction Corp.	892,000	2,237,774
Hon Hai Precision Industry Co., Ltd.	1,284,296	4,146,670
Innolux Corp.	1,745,235	1,080,359
Mega Financial Holding Co., Ltd.	125,000	111,996
Pegatron Corp.	901,000	2,688,939
Powertech Technology, Inc. (b)	755,000	1,608,738
Shin Zu Shing Co., Ltd.	153,000	503,470
Taichung Commercial Bank Co., Ltd.	2,292,062	813,980
Taishin Financial Holding Co., Ltd.	3,766,852	1,632,266

20	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Taiwan Semiconductor Manufacturing Co., Ltd.	1,573,782	7,486,142
Wisdom Marine Lines Co., Ltd. (b)	801,000	1,077,812
Wistron NeWeb Corp.	475,212	1,466,216
Zhen Ding Technology Holding, Ltd.	130,000	461,669

		39,772,894

Thailand - 2.3%
Advanced Info Service PCL	128,200	891,760
Airports of Thailand PCL	85,400	756,516
Asia Plus Group Holdings Securities	779,600	93,163
Hana Microelectronics PCL NVDR	496,800	605,493
Kasikornbank PCL NVDR	206,100	1,194,694
Krungthai Card PCL	209,400	582,012
Major Cineplex Group PCL	825,000	827,698
Srisawad Power 1979 PCL	585,000	730,381
Thanachart Capital PCL	859,000	874,576

		6,556,293

Turkey - 2.4%
Adana Cimento Sanayii TAS (Class A)	66,246	166,707
Dogus Otomotiv Servis ve Ticaret AS	287,152	1,822,708
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (d)	289,791	325,443
TAV Havalimanlari Holding AS	169,543	1,407,313
Tofas Turk Otomobil Fabrikasi AS	109,051	739,308
Trakya Cam Sanayii AS	471,992	549,560
Turk Hava Yollari AO (b)	327,104	1,108,181
Turkiye Is Bankasi (Class C)	340,400	723,643

		6,842,863

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	319,763	663,371
Al Waha Capital PJSC	344,862	230,030
First Gulf Bank PJSC	252,748	1,008,088

		1,901,489

United Kingdom - 0.5%
Gem Diamonds, Ltd.	371,581	851,887
Old Mutual PLC	160,366	542,443

		1,394,330

Total Common Stocks (cost $207,618,363)		273,329,813

	Principal Amount ($) or Shares	Value $
Preferred Stocks - 3.1%
Brazil - 2.2%
Banco ABC Brasil SA	242,034	887,223
Banco do Estado do Rio Grande do Sul SA (Class B)	329,414	1,031,777
Centrais Eletricas Brasileiras SA (Class B)	148,496	434,354
Itau Unibanco Holding SA	115,723	1,246,829
Itausa - Investimentos Itau SA	256,199	709,185
Petroleo Brasileiro SA (b)	258,062	998,620
Suzano Papel e Celulose SA (Class A)	134,000	701,478
Vale SA	24,937	131,169

		6,140,635

South Korea - 0.9%
Samsung Electronics Co., Ltd.	2,798	2,724,153

Total Preferred Stocks (cost $8,285,310)		8,864,788

Equity-Linked Securities - 1.4%
United Kingdom - 1.4%
HSBC Bank PLC, Dallah Healthcare Holding (expires 12/24/15)	19,801	740,518
HSBC Bank PLC, Samba Finacial Group (expires 6/29/17)	111,400	858,482
HSBC Bank PLC, Saudi Basic Industries (expires 10/31/16)	56,214	1,543,928
HSBC Bank PLC, Yaubu National Petrochemicals (expires 7/31/17)	56,000	783,961

Total Equity-Linked Securities (cost $3,812,289)		3,926,889

Short-Term Investments - 1.9%
United States - 1.9%
SSGA Prime Money Market Fund 0.02% (e)(f)	100	100
State Street Navigator Securities Lending Prime Portfolio (f)(g)	5,380,918	5,380,918

Total Short-Term Investments (cost $5,381,018)		5,381,018

Total Investments - 102.6% (h) (cost $225,096,980)		291,502,508

Other Assets and Liabilities, Net - (2.6)%		(7,253,809)

Net Assets - 100.0%		284,248,699

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	21

SSGA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Footnotes:

(a)	Less than 0.05% of net assets
(b)	Non-income producing security
(c)	All or a portion of the shares of this security are on loan.
(d)	Real Estate Investment Trust (REIT)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(g)	Investments of cash collateral for securities loaned
(h)	All or a portion of the shares of these securities are held as collateral for forward foreign currency contracts purchased by the Fund.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint Stock Company

PCL - Public Company Limited

PJSC - Public Joint Stock Company

PLC - Public Limited Company

SAE - Societe Anonyme Egyptienne

SAOG - Societe Anonyme Omanaise Generale

SAQ - Societe Anonyme Qatar

Sector Exposure	% of Net Assets	Value $
Common Stock
Consumer Discretionary	8.5	24,179,602
Consumer Staples	6.7	19,110,938
Energy	5.6	16,024,050
Financials	29.2	82,871,161
Health Care	1.9	5,393,494
Industrials	8.0	22,654,317
Information Technology	21.8	61,984,886
Materials	5.8	16,379,639
Telecommunication Services	6.6	18,676,283
Utilities	2.1	6,055,443
Preferred Stocks
Energy	0.3	998,620
Financials	1.4	3,875,014
Information Technology	1.0	2,724,153
Materials	0.3	832,647
Utilities	0.1	434,354
Equity-Linked Securities
Financials	1.4	3,926,889
Short-Term Investments	1.9	5,381,018

Total Investments	102.6	291,502,508
Other Assets & Liabilities	(2.6)	(7,253,809)

	100.0	284,248,699

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Capital	USD	1,766,134	BRL	5,828,243	06/26/15	47,522
Barclays Capital	TWD	33,350,125	USD	1,051,723	06/26/15	(34,923)
Citibank N.A.	USD	1,859,117	PEN	5,871,090	06/26/15	(5,698)
Citibank N.A.	HKD	73,326,574	USD	9,439,618	06/26/15	(16,862)
Citibank N.A.	USD	3,803,040	ZAR	48,054,455	06/26/15	137,807
Credit Suisse International	PLN	574,055	USD	145,650	06/26/15	(7,622)
Deutsche Bank AG	USD	1,307,837	IDR	17,806,204,000	06/26/15	32,853
Deutsche Bank AG	USD	1,397,167	INR	88,307,928	06/26/15	(21,157)
Deutsche Bank AG	USD	6,210,990	MYR	23,198,047	06/26/15	103,903
Deutsche Bank AG	THB	116,157,164	USD	3,486,109	06/26/15	36,131
Goldman Sachs Capital Markets L.P.	USD	1,201,710	TRY	3,248,943	06/26/15	9,813
JP Morgan Chase Bank, N.A.	USD	185,525	RUB	11,817,938	06/26/15	38,022
JP Morgan Chase Bank, N.A.	KRW	2,106,822,650	USD	1,849,713	06/26/15	(49,872)
JP Morgan Chase Bank, N.A.	PHP	88,518,830	USD	1,989,187	06/26/15	6,624
Standard Chartered Bank	USD	916,260	EUR	865,408	06/26/15	34,513
Toronto Dominion Bank	USD	1,829,049	MXN	28,539,834	06/26/15	21,003

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						332,057

See accompanying notes which are an integral part of the quarterly report.

22	Emerging Markets Fund

SSGA

Emerging Markets Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Foreign Currency Abbreviations:

BRL - Brazilian Real

EUR - Euro Currency

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See accompanying notes which are an integral part of the quarterly report.

Emerging Markets Fund	23

SSGA

Emerging Markets Fund

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$94,839	$—	$—	$94,839	0.0	**
Bermuda	796,453	—	—	796,453	0.3
Brazil	10,850,808	—	—	10,850,808	3.8
Canada	262,322	—	—	262,322	0.1
Cayman Islands	8,107,883	—	—	8,107,883	2.9
China	51,927,826	—	—	51,927,826	18.3
Czech Republic	127,878	—	—	127,878	0.0	**
Egypt	808,800	—	—	808,800	0.3
Hong Kong	15,606,548	—	—	15,606,548	5.5
Hungary	689,803	—	—	689,803	0.2
India	23,413,633	—	—	23,413,633	8.2
Indonesia	7,101,896	—	—	7,101,896	2.5
Malaysia	4,340,501	—	—	4,340,501	1.5
Mexico	13,107,229	—	—	13,107,229	4.6
Oman	464,905	—	—	464,905	0.2
Philippines	5,289,991	—	—	5,289,991	1.9
Poland	4,096,140	—	—	4,096,140	1.4
Qatar	1,697,047	—	—	1,697,047	0.6
Russia	10,807,168	—	—	10,807,168	3.8
Singapore	838,745	—	—	838,745	0.3
South Africa	19,016,444	—	—	19,016,444	6.7
South Korea	37,415,085	—	—	37,415,085	13.2
Taiwan	39,772,894	—	—	39,772,894	14.0
Thailand	6,556,293	—	—	6,556,293	2.3
Turkey	6,842,863	—	—	6,842,863	2.4
United Arab Emirates	1,901,489	—	—	1,901,489	0.7
United Kingdom	1,394,330	—	—	1,394,330	0.5
Preferred Stocks
Brazil	6,140,635	—	—	6,140,635	2.2
South Korea	2,724,153	—	—	2,724,153	0.9
Equity-Linked Securities
United Kingdom	—	3,926,889	—	3,926,889	1.4
Short-Term Investments	100	5,380,918	—	5,381,018	1.9

Total Investments	$282,194,701	$9,307,807	$—	$291,502,508	102.6

Other Assets and Liabilities, Net					(2.6)

					100.0

Assets:
Other Financial Instruments***
Foreign Currency Exchange Contracts	$—	$468,191	$—	$468,191	0.2

Liabilities:
Other Financial Instruments***
Foreign Currency Exchange Contracts	$—	$(136,134)	$—	$(136,134)	(0.1)

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2015.
**	Less than 0.05% of net assets.
***	Other financial instruments reflected in the Schedule of Investments include futures contracts which are valued at the unrealized appreciation (depreciation) on the instruments.

See accompanying notes which are an integral part of the quarterly report.

24	Emerging Markets Fund

SSGA

International Stock Selection Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Common Stocks - 96.5%
Australia - 6.7%
Amcor, Ltd.	95,101	1,054,287
Beach Energy, Ltd. (a)	1,231,369	1,035,588
BHP Billiton, Ltd.	138,489	3,133,041
Downer EDI, Ltd.	868,039	3,417,845
GPT Group (b)	828,134	2,925,152
Primary Health Care, Ltd. (a)	716,277	2,924,342
South32, Ltd. (c)(d)	298,064	492,006
South32, Ltd. (a)(c)(d)	138,489	231,881
Wesfarmers, Ltd.	54,868	1,831,508
Woodside Petroleum, Ltd.	216,116	6,052,429
Woolworths, Ltd. (a)	82,306	1,761,957

		24,860,036

Denmark - 3.4%
AP Moeller - Maersk A/S (Class B)	824	1,589,106
Danske Bank A/S	120,290	3,529,321
Novo Nordisk A/S (Class B)	35,425	1,978,095
Vestas Wind Systems A/S	110,160	5,624,156

		12,720,678

France - 9.3%
Atos SE	55,699	4,284,030
AXA SA	109,536	2,756,752
BNP Paribas SA	105,852	6,386,011
GDF Suez	241,778	4,879,386
Sanofi	79,215	7,756,214
Total SA	39,667	2,002,959
Valeo SA (a)	39,314	6,276,005

		34,341,357

Germany - 9.1%
Bayer AG (a)	19,119	2,711,943
Continental AG	23,230	5,364,215
Deutsche Telekom AG	463,957	7,972,129
E.ON SE	150,652	2,212,215
Infineon Technologies AG	453,607	5,913,594
Merck KGaA	22,330	2,388,003
METRO AG	71,451	2,479,406
OSRAM Licht AG	88,661	4,673,093

		33,714,598

Hong Kong - 1.4%
Cheung Kong Property Holdings, Ltd.	185,500	1,126,831
CK Hutchison Holdings, Ltd.	185,500	2,894,830
Sands China, Ltd.	324,800	1,254,604

		5,276,265

	Principal Amount ($) or Shares	Value $
Ireland - 0.1%
XL Group PLC	12,567	473,527

Italy - 0.5%
ENI SpA	109,242	1,966,480

Japan - 24.7%
Asahi Kasei Corp.	609,000	5,419,494
Canon, Inc.	89,200	3,084,610
Central Japan Railway Co.	36,700	6,394,372
Fuji Heavy Industries, Ltd.	198,000	7,494,695
FUJIFILM Holdings Corp.	189,400	7,254,624
Hankyu Hanshin Holdings, Inc.	290,000	1,745,397
Kawasaki Heavy Industries, Ltd.	217,000	1,097,982
Kirin Holdings Co., Ltd.	102,900	1,483,620
MEIJI Holdings Co., Ltd.	10,900	1,243,556
Mirait Holdings Corp.	104,100	1,185,137
Mitsubishi Electric Corp.	537,000	7,376,909
Mitsubishi Materials Corp.	867,000	3,443,830
Mitsubishi UFJ Financial Group, Inc.	890,000	6,605,713
Mizuho Financial Group, Inc.	3,343,200	7,396,711
Nippon Steel & Sumitomo Metal Corp.	1,266,000	3,487,454
Nippon Telegraph & Telephone Corp.	50,000	3,492,326
Oriental Land Co., Ltd.	69,100	4,459,501
Panasonic Corp.	517,400	7,632,916
Sekisui Chemical Co., Ltd.	76,000	1,027,499
Shionogi & Co., Ltd.	88,600	3,144,527
Sumitomo Mitsui Financial Group, Inc.	22,301	1,018,786
Taiheiyo Cement Corp.	799,000	2,343,278
Taisei Corp.	342,000	1,870,991
Toyota Motor Corp.	24,700	1,712,273

		91,416,201

Netherlands - 4.3%
ING Groep NV	506,230	8,325,987
Koninklijke Ahold NV	195,741	3,980,398
NN Group NV (c)	124,080	3,470,296

		15,776,681

New Zealand - 1.1%
Air New Zealand, Ltd.	555,142	1,177,598
Spark New Zealand, Ltd.	1,353,967	2,655,980

		3,833,578

Singapore - 2.4%
ComfortDelGro Corp., Ltd.	1,909,400	4,334,073
Singapore Airlines, Ltd.	544,200	4,581,760

		8,915,833

International Stock Selection Fund	25

SSGA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Spain - 2.5%
Amadeus IT Holding SA (Class A)	37,195	1,692,672
Banco Santander SA	737,739	5,253,715
Repsol SA	121,061	2,305,549

		9,251,936

Sweden - 0.4%
Nordea Bank AB	116,540	1,515,779

Switzerland - 9.3%
Lonza Group AG (c)	16,272	2,285,369
Nestle SA	33,477	2,596,663
Novartis AG (e)	123,129	12,642,388
Roche Holding AG	36,989	10,870,205
Swiss Re AG	68,837	6,181,670

		34,576,295

United Kingdom - 21.3%
AstraZeneca PLC	13,329	890,768
Barclays PLC	1,891,217	7,804,447
Berendsen PLC	210,899	3,278,178
BHP Billiton PLC	298,064	6,284,464
BP PLC	982,908	6,771,512
BT Group PLC	997,050	6,807,222
Direct Line Insurance Group PLC (e)	1,292,002	6,658,674
HSBC Holdings PLC	182,140	1,733,489
Imperial Tobacco Group PLC	159,434	8,211,980
Lloyds Banking Group PLC	4,930,023	6,613,511
Man Group PLC	1,063,268	2,900,801
Mondi PLC	76,073	1,716,145
Rio Tinto PLC	132,908	5,801,581
Royal Dutch Shell PLC (Class A)	182,139	5,408,947
Royal Dutch Shell PLC (Class B)	113,927	3,436,377
Tate & Lyle PLC	515,007	4,581,135

		78,899,231

Total Common Stocks (cost $320,501,323)		357,538,475

Short-Term Investments - 4.6%
United States - 4.6%
SSGA Prime Money Market Fund 0.02% (f)(g)	4,916,781	4,916,781

	Principal Amount ($) or Shares	Value $
State Street Navigator Securities Lending Prime Portfolio (g)(h)	12,206,229	12,206,229

Total Short-Term Investments (cost $17,123,010)		17,123,010

Total Investments - 101.1% (cost $337,624,333)		374,661,485

Other Assets and Liabilities, Net - (1.1)%		(4,212,980)

Net Assets - 100.0%		370,448,505

Footnotes:

(a)	All or a portion of the shares of this security are on loan.
(b)	Real Estate Investment Trust (REIT)
(c)	Non-income producing security
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased by the Fund.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(h)	Investments of cash collateral for securities loaned

Abbreviation:

PLC - Public Limited Company

Sector Exposure	% of Net Assets	Value $
Common Stocks
Consumer Discretionary	9.5	35,221,708
Consumer Staples	7.6	28,170,223
Energy	7.8	28,979,841
Financials	22.3	82,677,173
Health Care	12.9	47,591,854
Industrials	13.8	51,241,427
Information Technology	6.0	22,229,530
Materials	9.0	33,407,461
Telecommunication Services	5.7	20,927,657
Utilities	1.9	7,091,601
Short-Term Investments	4.6	17,123,010

Total Investments	101.1	374,661,485
Other Assets & Liabilities	(1.1)	(4,212,980)

	100.0	370,448,505

See accompanying notes which are an integral part of the quarterly report.

26	International Stock Selection Fund

SSGA

International Stock Selection Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI EAFE E-Mini Index Futures	100	9,500,000	06/15	(18,750)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts				(18,750)

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$24,860,036	$—	$—	$24,860,036	6.7
Denmark	12,720,678	—	—	12,720,678	3.4
France	34,341,357	—	—	34,341,357	9.3
Germany	33,714,598	—	—	33,714,598	9.1
Hong Kong	5,276,265	—	—	5,276,265	1.4
Ireland	473,527	—	—	473,527	0.1
Italy	1,966,480	—	—	1,966,480	0.5
Japan	91,416,201	—	—	91,416,201	24.7
Netherlands	15,776,681	—	—	15,776,681	4.3
New Zealand	3,833,578	—	—	3,833,578	1.1
Singapore	8,915,833	—	—	8,915,833	2.4
Spain	9,251,936	—	—	9,251,936	2.5
Sweden	1,515,779	—	—	1,515,779	0.4
Switzerland	34,576,295	—	—	34,576,295	9.3
United Kingdom	78,899,231	—	—	78,899,231	21.3
Short-Term Investments
United States	4,916,781	12,206,229	—	17,123,010	4.6

Total Investments	$362,455,256	$12,206,229	$—	$374,661,485	101.1

Other Assets and Liabilities, Net					(1.1)

					100.0

Liabilities:
Other Financial Instruments**
Futures Contracts	$(18,750)	$—	$—	$(18,750)	0.0	***

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2015.
**	Other financial instruments reflected in the Schedule of Investments include futures contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

International Stock Selection Fund	27

SSGA

High Yield Bond Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Long-Term Investments - 95.3%
Corporate Bonds and Notes - 79.9%
24 Hour Holdings III LLC 8.000%, due 06/01/22 (a)	450,000	362,250
ACE Cash Express, Inc. 11.000%, due 02/01/19 (a)	300,000	177,000
ADT Corp. 3.500%, due 07/15/22	500,000	459,900
AECOM 5.875%, due 10/15/24 (a)	259,000	269,360
AES Corp. 3.283%, due 06/01/19 (b)	350,000	350,875
4.875%, due 05/15/23	150,000	144,000
Ahern Rentals, Inc. 7.375%, due 05/15/23 (a)	150,000	150,375
Air Medical Merger Sub Corp. 6.375%, due 05/15/23 (a)	250,000	240,625
AK Steel Corp. 7.625%, due 10/01/21	300,000	252,000
Alcatel-Lucent USA, Inc. 6.750%, due 11/15/20 (a)	250,000	265,000
Alcoa, Inc. 6.150%, due 08/15/20	375,000	422,053
5.125%, due 10/01/24	175,000	186,813
Ally Financial, Inc. 3.600%, due 05/21/18	100,000	100,500
4.750%, due 09/10/18	300,000	310,500
3.750%, due 11/18/19	200,000	199,520
4.125%, due 02/13/22	750,000	731,250
5.125%, due 09/30/24	350,000	357,875
4.625%, due 03/30/25	150,000	147,000
8.000%, due 11/01/31	250,000	307,500
Alphabet Holding Co., Inc. PIK 7.750%, due 11/01/17	333,000	336,746
American Axle & Manufacturing, Inc. 5.125%, due 02/15/19	250,000	257,500
Amsurg Corp. 5.625%, due 11/30/20	650,000	663,357
Antero Resources Corp. 5.625%, due 06/01/23 (a)	617,000	633,659
ARC Properties Operating Partnership LP 4.600%, due 02/06/24	450,000	445,500
ArcelorMittal 10.600%, due 06/01/19	750,000	909,375
Argos Merger Sub, Inc. 7.125%, due 03/15/23 (a)	478,000	506,680
Artesyn Escrow, Inc. 9.750%, due 10/15/20 (a)	325,000	337,187
Asbury Automotive Group, Inc. 6.000%, due 12/15/24	250,000	261,563

	Principal Amount ($) or Shares	Value $
Ashtead Capital, Inc. 5.625%, due 10/01/24 (a)	225,000	234,563
Audatex North America, Inc. 6.000%, due 06/15/21 (a)	565,000	589,600
Bank of America Corp. (Series Z) 6.500%, due 10/23/24 (b)(c)	175,000	185,063
Berry Plastics Corp. 5.125%, due 07/15/23	350,000	348,250
BI-LO LLC/BI-LO Finance Corp. 9.250%, due 02/15/19 (a)	300,000	311,250
Blackboard, Inc. 7.750%, due 11/15/19 (a)	425,000	408,000
BlueLine Rental Finance Corp. 7.000%, due 02/01/19 (a)	250,000	258,125
BWAY Holding Co. 9.125%, due 08/15/21 (a)	375,000	389,062
C&S Group Enterprises LLC 5.375%, due 07/15/22 (a)	200,000	197,000
California Resources Corp. 6.000%, due 11/15/24	350,000	322,000
Calpine Corp. 5.375%, due 01/15/23	635,000	638,175
Calumet Specialty Products Partners LP/Calumet Finance Corp. 7.625%, due 01/15/22	300,000	309,750
Carlson Travel Holdings, Inc. PIK 7.500%, due 08/15/19 (a)	330,000	334,950
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, due 05/01/23 (a)	300,000	301,500
5.375%, due 05/01/25 (a)	300,000	302,250
Century Intermediate Holding Co. 2 PIK 9.750%, due 02/15/19 (a)	390,000	411,937
CenturyLink, Inc. (Series W) 6.750%, due 12/01/23	390,000	416,325
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375%, due 09/15/20 (a)	300,000	306,000
Chesapeake Energy Corp. 5.375%, due 06/15/21	337,000	331,945
4.875%, due 04/15/22	200,000	190,500
Churchill Downs, Inc. 5.375%, due 12/15/21	300,000	307,500
CIT Group, Inc. 5.250%, due 03/15/18	400,000	418,000
3.875%, due 02/19/19	730,000	731,825
Claire’s Stores, Inc. 9.000%, due 03/15/19 (a)	550,000	488,125
Constellation Brands, Inc. 6.000%, due 05/01/22	300,000	338,250

28	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.250%, due 04/01/23 (a)	370,000	389,677
DaVita HealthCare Partners, Inc. 5.000%, due 05/01/25	295,000	293,156
Dean Foods Co. 6.500%, due 03/15/23 (a)	290,000	301,600
Denbury Resources, Inc. 5.500%, due 05/01/22	500,000	477,187
DISH DBS Corp. 5.125%, due 05/01/20	450,000	460,125
5.875%, due 11/15/24	610,000	611,525
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.125%, due 06/15/21 (a)	354,000	364,620
DR Horton, Inc. 4.000%, due 02/15/20	252,000	253,260
Dynegy, Inc. 7.375%, due 11/01/22 (a)	200,000	213,000
7.625%, due 11/01/24 (a)	360,000	386,100
Energy XXI Gulf Coast, Inc. 11.000%, due 03/15/20 (a)	350,000	320,250
EP Energy LLC/EP Energy Finance, Inc. 9.375%, due 05/01/20	425,000	461,656
EP Energy LLC/Everest Acquisition Finance, Inc. 6.375%, due 06/15/23 (a)	114,000	114,143
Equinix, Inc. 5.375%, due 01/01/22	400,000	416,250
ExamWorks Group, Inc. 5.625%, due 04/15/23	340,000	347,650
Family Tree Escrow LLC 5.250%, due 03/01/20 (a)	465,000	487,669
First Data Corp. 6.750%, due 11/01/20 (a)	224,000	239,120
11.250%, due 01/15/21	391,000	438,897
Florida East Coast Holdings Corp. 9.750%, due 05/01/20 (a)	450,000	428,625
Fresenius Medical Care US Finance II, Inc. 4.125%, due 10/15/20 (a)	265,000	269,969
Frontier Communications Corp. 9.250%, due 07/01/21	250,000	273,750
6.250%, due 09/15/21	150,000	144,469
7.125%, due 01/15/23	300,000	287,250
GameStop Corp. 5.500%, due 10/01/19 (a)	340,000	352,750
Gates Global LLC/Gates Global Co. 6.000%, due 07/15/22 (a)	295,000	272,138

	Principal Amount ($) or Shares	Value $
General Motors Co. 6.250%, due 10/02/43	450,000	520,608
General Motors Financial Co., Inc. 4.250%, due 05/15/23 (d)	700,000	718,199
Genworth Financial, Inc. 6.150%, due 11/15/66 (b)	600,000	376,500
Group 1 Automotive, Inc. 5.000%, due 06/01/22 (a)	450,000	452,250
Halcon Resources Corp. 8.625%, due 02/01/20 (a)	347,000	352,205
HCA Holdings, Inc. 6.250%, due 02/15/21	1,000,000	1,092,500
HCA, Inc. 4.250%, due 10/15/19	500,000	518,950
HD Supply, Inc. 11.500%, due 07/15/20	500,000	585,000
Hexion, Inc. 6.625%, due 04/15/20	500,000	471,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.000%, due 08/01/20	150,000	161,250
Interline Brands, Inc. PIK 10.000%, due 11/15/18	234,000	245,408
International Lease Finance Corp. 6.250%, due 05/15/19	525,000	582,750
8.250%, due 12/15/20	350,000	425,250
j2 Global, Inc. 8.000%, due 08/01/20	500,000	538,750
Jack Cooper Holdings Corp. 10.250%, due 06/01/20 (a)	350,000	306,687
Jaguar Holding Co. I PIK 9.375%, due 10/15/17 (a)	360,000	368,100
JBS USA LLC/JBS USA Finance, Inc. 7.250%, due 06/01/21 (a)	350,000	369,775
Kindred Healthcare, Inc. 8.000%, due 01/15/20 (a)	295,000	318,969
L Brands, Inc. 7.000%, due 05/01/20	250,000	286,250
Lennar Corp. 4.500%, due 06/15/19	300,000	307,500
4.500%, due 11/15/19	250,000	254,375
Level 3 Financing, Inc. 8.625%, due 07/15/20	250,000	269,688
5.375%, due 08/15/22	100,000	102,250
5.125%, due 05/01/23 (a)	400,000	401,000
Linn Energy LLC/Linn Energy Finance Corp. 8.625%, due 04/15/20	175,000	158,266
6.500%, due 09/15/21	385,000	308,962
Live Nation Entertainment, Inc. 5.375%, due 06/15/22 (a)	450,000	461,250

High Yield Bond Fund	29

SSGA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

LMI Aerospace, Inc. 7.375%, due 07/15/19	325,000	323,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250%, due 06/15/22	506,000	562,520
4.500%, due 07/15/23	100,000	98,750
4.875%, due 12/01/24	250,000	252,500
4.875%, due 06/01/25	599,000	595,256
Memorial Resource Development Corp. 5.875%, due 07/01/22 (a)	450,000	439,875
Men’s Wearhouse, Inc. 7.000%, due 07/01/22 (a)	500,000	530,000
MGM Resorts International 6.750%, due 10/01/20	550,000	596,062
6.625%, due 12/15/21	300,000	322,500
Micron Technology, Inc. 5.250%, due 08/01/23 (a)	328,000	328,000
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.875%, due 10/01/22 (a)	300,000	301,500
Monitronics International, Inc. 9.125%, due 04/01/20	250,000	245,625
MPG Holdco I, Inc. 7.375%, due 10/15/22 (a)	255,000	272,850
MPH Acquisition Holdings LLC 6.625%, due 04/01/22 (a)	610,000	645,075
MPT Operating Partnership LP/MPT Finance Corp. 5.500%, due 05/01/24	300,000	318,750
MSCI, Inc. 5.250%, due 11/15/24 (a)	250,000	260,938
Navient Corp. 5.000%, due 10/26/20	100,000	99,750
5.875%, due 03/25/21	200,000	201,000
Navient Corp. MTN 8.000%, due 03/25/20	650,000	732,875
Navistar International Corp. 8.250%, due 11/01/21	250,000	250,000
NBTY, Inc. 9.000%, due 10/01/18	200,000	208,000
NCR Corp. 5.875%, due 12/15/21	300,000	305,250
Neiman Marcus Group LTD, Inc. PIK 8.750%, due 10/15/21 (a)	629,000	679,320
NES Rentals Holdings, Inc. 7.875%, due 05/01/18 (a)	250,000	255,625
Netflix, Inc. 5.500%, due 02/15/22 (a)	283,000	295,027
5.750%, due 03/01/24	600,000	627,000

	Principal Amount ($) or Shares	Value $
Newfield Exploration Co. 5.750%, due 01/30/22	400,000	422,000
Nexstar Broadcasting, Inc. 6.875%, due 11/15/20	231,000	245,438
6.125%, due 02/15/22 (a)	300,000	313,500
NRG Energy, Inc. 6.250%, due 07/15/22	250,000	261,875
OneMain Financial Holdings, Inc. 7.250%, due 12/15/21 (a)	500,000	535,000
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.625%, due 02/15/24	300,000	314,250
5.875%, due 03/15/25	125,000	131,875
Parsley Energy LLC/Parsley Finance Corp. 7.500%, due 02/15/22 (a)	303,000	316,241
Penn National Gaming, Inc. 5.875%, due 11/01/21	300,000	304,875
Penske Automotive Group, Inc. 5.750%, due 10/01/22	200,000	212,000
5.375%, due 12/01/24	300,000	310,500
PF Chang’s China Bistro, Inc. 10.250%, due 06/30/20 (a)	300,000	309,000
Pilgrim’s Pride Corp. 5.750%, due 03/15/25 (a)	350,000	355,250
Pittsburgh Glass Works LLC 8.000%, due 11/15/18 (a)	226,000	237,865
Plantronics, Inc. 5.500%, due 05/31/23 (a)	192,000	194,880
Plastipak Holdings, Inc. 6.500%, due 10/01/21 (a)	450,000	463,500
Platform Specialty Products Corp. 6.500%, due 02/01/22 (a)	332,000	348,600
Post Holdings, Inc. 6.000%, due 12/15/22 (a)	500,000	467,500
PPL Energy Supply LLC 6.500%, due 06/01/25 (a)	56,000	57,143
Provident Funding Associates LP/PFG Finance Corp. 6.750%, due 06/15/21 (a)	233,000	221,350
Qualitytech LP/QTS Finance Corp. 5.875%, due 08/01/22	400,000	408,000
Regal Entertainment Group 5.750%, due 02/01/25	350,000	351,750
Revlon Consumer Products Corp. 5.750%, due 02/15/21	400,000	401,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 9.875%, due 08/15/19	275,000	291,500
6.875%, due 02/15/21	340,000	358,700

30	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

Rice Energy, Inc. 6.250%, due 05/01/22	310,000	317,942
7.250%, due 05/01/23 (a)	50,000	52,000
Rite Aid Corp. 6.125%, due 04/01/23 (a)	493,000	512,720
RJS Power Holdings LLC 5.125%, due 07/15/19 (a)	200,000	198,500
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625%, due 07/15/22	500,000	498,750
Roundy’s Supermarkets, Inc. 10.250%, due 12/15/20 (a)	350,000	303,625
RR Donnelley & Sons Co. 7.875%, due 03/15/21	675,000	773,719
RSP Permian, Inc. 6.625%, due 10/01/22 (a)	265,000	275,600
Sabre GLBL, Inc. 5.375%, due 04/15/23 (a)	187,000	190,273
Sanchez Energy Corp. 7.750%, due 06/15/21	300,000	306,000
Sanchez Energy Corp. (Series WI) 6.125%, due 01/15/23	135,000	128,250
SandRidge Energy, Inc. 8.750%, due 06/01/20 (a)	357,000	354,099
SBA Communications Corp. 5.625%, due 10/01/19	275,000	290,125
Scientific Games International, Inc. 7.000%, due 01/01/22 (a)	700,000	729,750
Service Corp. International 4.500%, due 11/15/20	150,000	154,125
Shea Homes LP/Shea Homes Funding Corp. 5.875%, due 04/01/23 (a)	320,000	329,600
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.375%, due 05/01/22 (a)	500,000	500,000
Sinclair Television Group, Inc. 6.375%, due 11/01/21	525,000	553,875
Sirius XM Radio, Inc. 6.000%, due 07/15/24 (a)	775,000	804,217
Spectrum Brands, Inc. 6.625%, due 11/15/22	100,000	107,250
Spirit AeroSystems, Inc. 5.250%, due 03/15/22	250,000	262,500
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875%, due 08/01/20 (a)	250,000	266,250
Sprint Corp. 7.250%, due 09/15/21	1,575,000	1,584,844
Sprint Nextel Corp. 7.000%, due 03/01/20 (a)	250,000	275,937

	Principal Amount ($) or Shares	Value $
Steel Dynamics, Inc. 5.125%, due 10/01/21	530,000	536,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500%, due 08/15/22	325,000	312,000
Sunoco LP/Sunoco Finance Corp. 6.375%, due 04/01/23 (a)	346,000	359,840
T-Mobile USA, Inc. 6.633%, due 04/28/21	733,000	781,598
6.000%, due 03/01/23	175,000	181,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.000%, due 01/15/18 (a)	175,000	180,688
4.125%, due 11/15/19 (a)	450,000	450,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875%, due 04/15/23 (a)	300,000	304,125
Tenet Healthcare Corp. 5.000%, due 03/01/19 (a)	1,000,000	997,500
6.875%, due 11/15/31	300,000	277,500
Tenneco, Inc. 5.375%, due 12/15/24	300,000	312,000
TerraForm Power Operating LLC 5.875%, due 02/01/23 (a)	308,000	318,010
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875%, due 10/01/20	100,000	104,700
6.250%, due 10/15/22 (a)	500,000	528,750
Tops Holding LLC/Tops Markets II Corp. 8.000%, due 06/15/22 (a)	219,000	220,369
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000%, due 08/15/19	305,000	333,212
United Rentals North America, Inc. 6.125%, due 06/15/23	250,000	261,250
5.500%, due 07/15/25	450,000	448,875
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375%, due 05/01/21 (a)	456,000	494,760
Valeant Pharmaceuticals International 6.375%, due 10/15/20 (a)	1,250,000	1,333,594
VeriSign, Inc. 5.250%, due 04/01/25 (a)	150,000	153,000
Virgin Media Finance PLC 6.375%, due 04/15/23 (a)	525,000	557,812
WCI Communities, Inc. 6.875%, due 08/15/21	345,000	359,662
WellCare Health Plans, Inc. 5.750%, due 11/15/20	338,000	355,534

High Yield Bond Fund	31

SSGA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $

WESCO Distribution, Inc. 5.375%, due 12/15/21	305,000	311,100
Weyerhaeuser Real Estate Co. 4.375%, due 06/15/19 (a)	300,000	295,500
Whiting Petroleum Corp. 5.750%, due 03/15/21	400,000	407,000
6.250%, due 04/01/23 (a)	50,000	51,250
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.250%, due 07/15/19	400,000	427,000
XPO Logistics, Inc. 7.875%, due 09/01/19 (a)	400,000	429,500
York Risk Services Holding Corp. 8.500%, due 10/01/22 (a)	405,000	372,600
Zebra Technologies Corp. 7.250%, due 10/15/22 (a)	480,000	520,800
ZF North America Capital, Inc. 4.750%, due 04/29/25 (a)	500,000	500,000

		79,243,478

International Debt - 15.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust 2.750%, due 05/15/17 (a)	250,000	249,375
Altice Financing SA
6.500%, due 01/15/22 (a)	100,000	102,500
6.625%, due 02/15/23 (a)	250,000	259,063
Altice Finco SA 8.125%, due 01/15/24 (a)	350,000	367,500
Altice SA
7.750%, due 05/15/22 (a)	425,000	429,250
7.625%, due 02/15/25 (a)	200,000	197,500
ArcelorMittal
5.125%, due 06/01/20	40,000	40,600
6.000%, due 08/05/20	150,000	157,875
Ardagh Finance Holdings SA PIK 8.625%, due 06/15/19 (a)	349,687	372,854
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 3.271%, due 12/15/19 (a)(b)	350,000	344,312
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.000%, due 11/15/20 (a)	35,294	36,176
Bombardier, Inc. 7.750%, due 03/15/20 (a)	150,000	154,875
Capsugel SA PIK 7.000%, due 05/15/19 (a)	350,000	357,875
CEVA Group PLC 7.000%, due 03/01/21 (a)	285,000	282,150
Columbus International, Inc. 7.375%, due 03/30/21 (a)	300,000	325,125

	Principal Amount ($) or Shares	Value $
Commerzbank AG 8.125%, due 09/19/23 (a)	200,000	238,908
Constellium NV 5.750%, due 05/15/24 (a)	400,000	376,000
Coveris Holdings SA 7.875%, due 11/01/19 (a)	500,000	511,250
Digicel Group, Ltd. 8.250%, due 09/30/20 (a)	300,000	311,100
DPx Holdings BV 7.500%, due 02/01/22 (a)	360,000	376,650
Fiat Chrysler Automobiles NV 4.500%, due 04/15/20 (a)	242,000	246,235
Fly Leasing, Ltd. 6.750%, due 12/15/20	350,000	361,375
FMG Resources August 2006 Pty Ltd.
8.250%, due 11/01/19 (a)	125,000	114,375
9.750%, due 03/01/22 (a)	255,000	267,750
Global Ship Lease, Inc. 10.000%, due 04/01/19 (a)	325,000	343,687
INEOS Group Holdings SA
6.125%, due 08/15/18 (a)	500,000	513,750
5.875%, due 02/15/19 (a)	360,000	366,300
Inmarsat Finance PLC 4.875%, due 05/15/22 (a)	350,000	346,500
Intelsat Jackson Holdings SA 7.500%, due 04/01/21	325,000	329,875
Masonite International Corp. 5.625%, due 03/15/23 (a)	283,000	292,905
MEG Energy Corp. 6.375%, due 01/30/23 (a)	400,000	378,000
New Red Finance, Inc. 6.000%, due 04/01/22 (a)	450,000	466,650
NOVA Chemicals Corp. 5.000%, due 05/01/25 (a)	400,000	410,000
Perstorp Holding AB 11.000%, due 08/15/17 (a)	600,000	645,000
Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	250,000	275,680
Royal Bank of Scotland Group PLC (Series U) 7.640%, due 09/30/17 (b)(c)	400,000	432,000
Sable International Finance, Ltd. 8.750%, due 02/01/20 (a)	385,000	413,875
Schaeffler Finance BV 4.750%, due 05/15/23 (a)	300,000	303,375
Schaeffler Holding Finance BV PIK
6.875%, due 08/15/18 (a)	400,000	416,000
6.750%, due 11/15/22 (a)	200,000	218,000
Sensata Technologies BV 5.000%, due 10/01/25 (a)	400,000	403,748

32	High Yield Bond Fund

SSGA

High Yield Bond Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Value $
Silver II Borrower/Silver II US Holdings LLC 7.750%, due 12/15/20 (a)	300,000	277,500
Stackpole International Intermediate/Stackpole International Powder / Stackpole 7.750%, due 10/15/21 (a)	225,000	224,156
UPCB Finance IV Ltd. 5.375%, due 01/15/25 (a)	300,000	300,375
UPCB Finance VI Ltd. 6.875%, due 01/15/22 (a)	450,000	485,437
Valeant Pharmaceuticals International, Inc. 5.500%, due 03/01/23 (a)	430,000	438,600
Virgin Media Secured Finance PLC 5.250%, due 01/15/26 (a)	300,000	300,375
VTR Finance BV 6.875%, due 01/15/24 (a)	250,000	260,313

		15,322,774

Total Long-Term Investments (cost $93,121,243)		94,566,252

Short-Term Investment - 4.8%
SSGA Prime Money Market Fund 0.02% (e)(f) (cost $4,741,207)	4,741,207	4,741,207

Total Investments - 100.1% (cost $97,862,450)		99,307,459

Other Assets and Liabilities, Net - (0.1)%		(143,342)

Net Assets - 100.0%		99,164,117

Footnotes:

(a)	Restricted security Rule (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	All or a portion of the shares of these securities are held as collateral in connection with swap contracts purchased by the Fund.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Quarterly Report).
(f)	The rate shown is the annualized seven-day yield at period end.

Abbreviations:

MTN - Medium Term Notes

PIK - Pay In Kind

PLC - Public Limited Company

Centrally-Cleared Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Value $	Upfront Premiums Paid/ (Received) $	Unrealized Appreciation/ (Depreciation) $

Protection Sold:
Markit CDX North American High Yield Index	Barclays Capital Inc.	USD	1,000,000	5.00%	06/20/2020	70,765	69,572	1,193
Markit CDX North American High Yield Index	Credit Suisse First Boston	USD	1,000,000	5.00%	06/20/2020	70,765	71,600	(835)

Total								358

*	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying notes which are an integral part of the quarterly report.

High Yield Bond Fund	33

SSGA

High Yield Bond Fund

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

	Value*				% of Net Assets
Categories	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$79,243,478	$—	$79,243,478	79.9
International Debt	—	15,322,774	—	15,322,774	15.4
Short-Term Investment	4,741,207	—	—	4,741,207	4.8

Total Investments	$4,741,207	$94,566,252	$—	$99,307,459	100.1

Other Assets and Liabilities, Net					(0.1)

					100.0

Assets:
Other Financial Instruments**
Credit Default Swap Contracts	$1,193	$—	$—	$1,193	0.0	***

Liabilities:
Other Financial Instruments**
Credit Default Swap Contracts	$(835)	$—	$—	$(835)	0.0	***

*	For a description of the levels see the Notes to Quarterly Report. There were no transfers in and out of Levels 1, 2 and 3 during the period ended May 31, 2015.
**	Other financial instruments reflected in the Schedule of Investments include credit default swap contracts which are valued at the unrealized appreciation (depreciation) on the instruments.
***	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

34	High Yield Bond Fund

SSGA Funds

Notes to Quarterly Report — May 31, 2015 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to policies and procedures developed by the Committee and approved by the Board of Trustees of the Trust (the “Board”). The Oversight Committee (the “Committee”) provides oversight of the valuation of investments for the Funds.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including registered investment companies that are exchange-traded or closed-end funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing service or brokers on the valuation date. If no prices are obtained from pricing services or brokers valuation will be based upon the intrinsic value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”) and in accordance with Fund procedures to stabilize net asset value.

•

Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors.

•

Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers . In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange traded futures contracts are valued at the settlement price on the primary market on which, they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with valuation policy and procedures approved by Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event for which the advisor is unable to obtain an independent, third–party valuation on the settlement date to the swap agreements, the agreements will be fair valued.

In the event prices or quotations are not readily available or that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate a Funds’ net asset value and the prices used by the Funds’ underlying index, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying index. Various inputs are used in determining the value of Funds’ investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The Funds value its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the

Notes to Quarterly Report	35

SSGA Funds

Notes to Quarterly Report, continued — May 31, 2015 (Unaudited)

highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Equity investments (including registered investment companies that are exchange-traded or closed-end funds) that are actively traded for which valuation adjustments are not applied are classified within Level 1 of the fair value hierarchy. Rights and warrants that are traded on exchange with readily available prices are classified within Level 1 of the fair value hierarchy. Exchange listed future contracts for which prices are readily available and traded extensively are classified as Level 1 of the fair value hierarchy.

Money market funds are classified within Level 1 of the fair value hierarchy. Short-term investments maturing within sixty days at the time of purchase that are valued using the amortized cost method are classified within Level 2 of the fair value hierarchy. Fixed investments in general such as debt obligations, senior and other loans are classified within Level 2 of the fair value hierarchy.

Forward currency contracts and forward contracts (other than currency) that are valued based on prices or quotations provided by pricing vendors and or brokers are classified within Level 2 of the fair value hierarchy. Leveling of the swaps will depend on the type of contractual terms of the agreements. Credit default swap agreements that are valued daily based upon prices supplied by Board approved pricing vendors or through brokers are classified within Level 2.

Equity Linked Securities are valued at the last reported sale or settlement price of the linked referenced equity. Foreign exchange adjustments, if any, are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. Equity Linked securities are categorized as Level 2 of the fair value hierarchy.

Investments that are fair valued by the Committee are categorized as Level 2 or 3 depending on the characteristics of inputs and market activity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund’s Prospectus and Statement of Additional Information, the Funds may invest in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds’ use of derivatives includes exchange-traded futures and credit default swaps. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objectives.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn “market-like” returns with the Funds’ excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds’ investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk, counterparty risk, interest rate risk and credit risk.

36	Notes to Quarterly Report

SSGA Funds

Notes to Quarterly Report, continued — May 31, 2015 (Unaudited)

Investments in a derivative instrument could lose more than the principal amount invested. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in equity or fixed income securities, currencies or other investments. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.

The fair values of the Funds’ derivative instruments categorized by risk exposure for the period ended May 31, 2015 were as follows:

	SSGA Dynamic Small Cap Fund	SSGA Enhanced Small Cap Fund	SSGA Emerging Markets Fund
	Equity Contracts	Equity Contracts	Forward Contracts*

Asset Derivatives
Futures Contracts(1)	$—	$—	$—
Foreign currency-related transactions	—	—	468,191

Liability Derivatives
Futures Contracts(1)	$(2,784)	$(896)	$—
Foreign currency-related transactions	—	—	(136,134)

	SSGA International Stock Selection Fund	SSGA High Yield Bond Fund
	Equity Contracts	Credit Contracts

Asset Derivatives
Credit Default Swap Contracts	$—	$1,193

Liability Derivatives
Futures Contracts(1)	$(18,750)	$—
Credit Default Swap Contracts	—	(835)

*	Includes only forward foreign currency-related transactions.
(1)	Portfolio of Investments: Cumulative unrealized appreciation/depreciation of futures contracts.

Derivative balances at May 31, 2015 are representative of derivative use throughout the period.

For the period ended May 31, 2015, the Funds’ quarterly holdings of swap contracts were as follows:

Credit Default Swap Notional Amounts Outstanding
Quarter Ended	SSGA High Yield Bond Fund
November 30, 2014	$—
February 28, 2015	1,800,000
May 31, 2015	2,000,000

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). Additionally, from time to time these Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any. Realized gains (losses) arising from such transactions are included in net realized gain (loss) from foreign currency-related transactions.

Notes to Quarterly Report	37

SSGA Funds

Notes to Quarterly Report, continued — May 31, 2015 (Unaudited)

These Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or, to the extent permitted by the investment objective, restrictions and policies set forth in a Fund’s Prospectus and Statement of Additional Information, to effect investment transactions to generate returns consistent with the Funds’ investment objective and strategies. A forward contract involves an obligation to purchase or sell a specific currency. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.

For the period ended May 31, 2015, the following Fund entered into forward foreign currency exchange contracts primarily for the strategy listed below:

Fund	Strategy
SSGA Emerging Markets Fund	Foreign currency exposure management

Futures Contracts

A futures contract is an agreement to buy or sell a security, or deliver a cash settlement, in connection with an interest rate, an index, currency or other asset. The risk of loss in trading futures contracts in some strategies is potentially unlimited. The entire amount invested in futures contracts could be lost. There also is no assurance that a liquid secondary market will exist for futures contracts and options in which a Fund may invest. Participation in the futures markets, as well as the use of various forward contracts, involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Fund’s predictions of movements in the direction of the securities, fixed income or currencies markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategies were not used.

Certain Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended May 31, 2015, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
SSGA Dynamic Small Cap Fund	Exposing cash reserves to markets
SSGA Enhanced Small Cap Fund	Exposing cash reserves to markets
SSGA International Stock Selection Fund	Exposing cash reserves to markets

Credit Default Swaps

The High Yield Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it

38	Notes to Quarterly Report

SSGA Funds

Notes to Quarterly Report, continued — May 31, 2015 (Unaudited)

sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its upfront or periodic payments previously made and recover nothing should a credit event fail to occur and the swap is held to its termination date. As a seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund. The maximum potential amount the Fund may pay should a negative credit event take place is defined under the terms of the agreement.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

Participation Notes

The SSGA Emerging Markets Fund may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that the Funds’ investment adviser deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid. As of May 31, 2015, the SSGA Emerging Markets Fund held four Equity-Linked Notes which are identified on the Schedule of Investments.

Investment in Foreign Securities

The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at May 31, 2015 was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

SSGA Dynamic Small Cap Fund	$27,318,984	$4,230,680	$587,717	$3,642,963
SSGA Clarion Real Estate Fund	38,997,525	17,573,850	149,697	17,424,153
SSGA Enhanced Small Cap Fund	36,063,945	7,713,613	1,401,588	6,312,025
SSGA Emerging Markets Fund	225,096,980	81,724,097	15,318,569	66,405,528
SSGA International Stock Selection Fund	337,624,333	51,559,648	14,522,496	37,037,152
SSGA High Yield Bond Fund	97,862,450	2,368,911	923,902	1,445,009

Notes to Quarterly Report	39

SSGA Funds

Notes to Quarterly Report, continued — May 31, 2015 (Unaudited)

Transactions with Affiliates

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds’ objectives) in the SSGA Prime Money Market Fund (“Central Fund”) (a series of the Trust not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. Effective September 1, 2006, the Adviser has voluntarily agreed to waive a portion of any participating Fund’s advisory fee equal to the advisory fee paid by that participating Fund to the Central Fund. As of May 31, 2015, $11,585,344 or 0.17% of the Central Fund’s net assets represents investments by these Funds.

Each Fund may invest in the SSGA Prime Money Market Fund, a series of the Trust. All income distributions earned by the Funds from affiliated money market funds are recorded as dividends from affiliated money market funds on the Statements of Operations. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, a series of State Street Navigator Securities Lending Trust, for which SSGA FM serves as the investment adviser.

Amounts related to investments in the SSGA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at May 31, 2015 and for the period then ended are:

SSGA Prime Money Market Fund	Value at 8/31/2014	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 5/31/2015	Income

SSGA Dynamic Small Cap Fund	$255,049	$3,649,730	3,649,730	$3,431,646	3,431,646	$473,133	$47
SSGA Clarion Real Estate Fund	621,712	9,295,271	9,295,271	9,546,994	9,546,994	369,989	47
SSGA Enhanced Small Cap Fund	519,323	12,262,209	12,262,209	11,697,398	11,697,398	1,084,134	179
SSGA Emerging Markets Fund	100	121,135,750	121,135,750	121,135,750	121,135,750	100	284
SSGA International Stock Selection Fund	815,887	40,034,582	40,034,582	35,933,688	35,933,688	4,916,781	362
SSGA High Yield Bond Fund	3,725,780	78,430,711	78,430,711	77,415,284	77,415,284	4,741,207	559

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/2014	Purchased Cost	Purchased Shares	Sold Cost	Sold Shares	Value at 5/31/2015	Income

SSGA Dynamic Small Cap Fund	$5,684,575	$6,769,833	6,769,833	$6,565,467	6,565,467	$5,888,941	$25,072
SSGA Clarion Real Estate Fund	3,796,807	47,298,186	47,298,186	46,787,754	46,787,754	4,307,239	4,587
SSGA Emerging Markets Fund	19,318,868	35,872,936	35,872,936	49,810,886	49,810,886	5,380,918	41,456
SSGA International Stock Selection Fund	9,985,733	112,179,390	112,179,390	109,958,894	109,958,894	12,206,229	90,154

40	Notes to Quarterly Report

SSGA Funds

Shareholder Requests for Additional Information — May 31, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	41

Quarterly Report

31 May 2015

SSGA Funds

Institutional Money Market Funds

SSGA U.S. Treasury Money Market Fund

SSGA Prime Money Market Fund

SSGA Funds

Institutional Money Market Funds

Quarterly Report

May 31, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $
Treasury Debt - 48.9%
U.S. Treasury Bill	350,000,000	0.003	06/04/15	349,999,927
U.S. Treasury Bill	250,000,000	0.021	06/04/15	249,999,562
U.S. Treasury Bill	457,000,000	0.015	06/11/15	456,998,096
U.S. Treasury Bill	93,000,000	0.016	06/11/15	92,999,587
U.S. Treasury Bill	131,000,000	0.013	06/18/15	130,999,227
U.S. Treasury Bill	219,000,000	0.015	06/18/15	218,998,449
U.S. Treasury Bill	550,000,000	0.015	06/25/15	549,994,500
U.S. Treasury Bill	100,000,000	0.020	07/09/15	99,997,889
U.S. Treasury Bill	150,000,000	0.022	07/16/15	149,995,781
U.S. Treasury Bill	75,000,000	0.025	07/23/15	74,997,292
U.S. Treasury Bill	71,000,000	0.020	07/30/15	70,997,673
U.S. Treasury Bill	125,000,000	0.017	08/06/15	124,995,990
U.S. Treasury Bill	200,000,000	0.022	08/13/15	199,990,875
U.S. Treasury Bill	200,000,000	0.017	08/20/15	199,992,222
U.S. Treasury Bill	162,000,000	0.020	08/27/15	161,992,170
U.S. Treasury Bill	38,000,000	0.022	08/27/15	37,997,934
U.S. Treasury Bill	50,000,000	0.155	09/17/15	49,976,675
U.S. Treasury Note (next reset date 06/01/15) (a)	92,000,000	0.060	01/31/16	91,984,985
U.S. Treasury Note (next reset date 06/01/15) (a)	17,000,000	0.084	04/30/16	17,000,236
U.S. Treasury Note (next reset date 06/01/15) (a)	18,000,000	0.068	10/31/16	17,985,259

Total Treasury Debt (cost $3,347,894,329)				3,347,894,329

Total Investments - 48.9% (cost $3,347,894,329)				3,347,894,329

Repurchase Agreements - 50.8%
Treasury Repurchase Agreements - 50.8%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $148,953,000 dated May 29, 2015 at 0.080% to be repurchased at $148,953,993 on June 1, 2015, collateralized by: $147,353,400 par United States Government Treasury Obligation valued at $151,932,127.				148,953,000
Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party) of $2,825,000,000 dated May 29, 2015 at 0.050% to be repurchased at $2,825,011,771 on June 1, 2015, collateralized by: $2,514,722,926 par various United States Government Treasury Obligations valued at $2,825,011,867.				2,825,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon Corp. (Tri-Party) of $200,000,000 dated May 29, 2015 at 0.050% to be repurchased at $200,001,667 on June 4, 2015, collateralized by: $197,600,636 par various United States Government Treasury Obligations valued at $204,000,049.				200,000,000
Agreement with Merrill Lynch and Bank of New York Mellon Corp. (Tri-Party) of $173,475,000 dated May 29, 2015 at 0.100% to be repurchased at $173,476,446 on June 1, 2015, collateralized by: $168,677,700 par various United States Government Treasury Obligations valued at $176,944,651.				173,475,000

U.S. Treasury Money Market Fund	1

SSGA

U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Value $
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party) of $125,000,000 dated May 29, 2015 at 0.070% to be repurchased at $125,001,458 on June 4, 2015, collateralized by: $110,266,999 par various United States Government Treasury Obligations valued at $127,500,090.	125,000,000

Total Treasury Repurchase Agreements (cost $3,472,428,000)	3,472,428,000

Total Investments and Repurchase Agreements - 99.7% (b) (cost $6,820,322,329) (c)	6,820,322,329

Other Assets and Liabilities, Net - 0.3%	23,268,153

Net Assets - 100.0%	6,843,590,482

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	The cost of securities for Federal income tax purposes is substantially the same as for financial reporting purposes.

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

Categories	% of Net Assets

Treasury Debt	48.9
Repurchase Agreements	50.8

Total Investments and Repurchase Agreements	99.7
Other Assets and Liabilities, Net	0.3

100.0

See accompanying notes which are an integral part of the quarterly report.

2	U.S. Treasury Money Market Fund

SSGA

Prime Money Market Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 2.7%
Collateralized Commercial Paper Co. LLC	50,000,000	0.310	06/15/15	49,993,972
Kells Funding LLC (a)	15,000,000	0.180	06/11/15	14,999,250
Kells Funding LLC (a)	50,000,000	0.200	07/28/15	49,984,167
Kells Funding LLC (a)	50,000,000	0.200	07/29/15	49,983,889
Kells Funding LLC (a)	24,000,000	0.200	08/17/15	23,989,733

Total Asset Backed Commercial Paper (cost $188,951,011)				188,951,011

Certificates of Deposit - 33.5%
Australia & New Zealand Banking Group Ltd.	50,000,000	0.200	06/19/15	50,000,000
Bank of Montreal	20,000,000	0.180	06/23/15	20,000,000
Bank of Montreal (next reset date 06/18/15) (b)	100,000,000	0.323	11/15/15	100,000,000
Bank of Nova Scotia (next reset date 06/05/15) (b)	48,000,000	0.281	11/05/15	48,000,000
Bank of Nova Scotia (next reset date 06/08/15) (b)	130,000,000	0.331	11/06/15	130,000,000
Bank of Nova Scotia (next reset date 06/10/15) (b)	50,000,000	0.282	02/05/16	50,000,000
Bank of Tokyo - Mitsubishi	40,000,000	0.250	06/18/15	40,000,000
Bank of Tokyo - Mitsubishi	75,000,000	0.250	06/22/15	75,000,000
Bank of Tokyo - Mitsubishi	50,000,000	0.270	08/27/15	50,000,000
Bank of Tokyo - Mitsubishi	30,000,000	0.260	09/03/15	30,000,000
Barclays Bank	50,000,000	0.405	06/25/15	50,000,000
BNP Paribas	50,000,000	0.300	08/14/15	50,000,000
BNP Paribas	75,000,000	0.290	09/01/15	75,000,000
Canadian Imperial Bank of Commerce	150,000,000	0.050	06/01/15	150,000,000
Canadian Imperial Bank of Commerce (next reset date 06/05/15) (b)	75,000,000	0.341	11/02/15	75,000,000
Canadian Imperial Bank of Commerce (next reset date 06/16/15) (b)	39,000,000	0.303	02/16/16	39,000,000
Chase Bank USA NA (next reset date 06/22/15) (b)	33,000,000	0.347	04/21/16	33,000,000
Citibank NA	20,000,000	0.250	06/05/15	20,000,000
Citibank NA (next reset date 06/09/15) (b)	22,000,000	0.270	07/08/15	22,000,000
Credit Agricole Corporate & Investment Bank	30,000,000	0.290	06/03/15	30,000,000
Credit Agricole Corporate & Investment Bank	50,000,000	0.290	09/08/15	50,000,000
Credit Suisse	50,000,000	0.260	08/03/15	50,000,000
Credit Suisse	50,000,000	0.260	08/10/15	50,000,000
ING Bank NV	80,000,000	0.260	06/02/15	80,000,000
ING Bank NV	50,000,000	0.280	06/15/15	50,000,000
ING Bank NV	50,000,000	0.300	07/01/15	50,000,000
ING Bank NV	35,000,000	0.300	07/02/15	35,000,000
Nordea Bank AB	25,000,000	0.220	07/24/15	25,000,733
Rabobank Nederland NV	18,000,000	0.210	08/17/15	18,000,000
Rabobank Nederland NV (next reset date 06/11/15) (b)	50,000,000	0.247	09/11/15	50,000,000
Societe Generale	75,000,000	0.290	09/04/15	75,000,000
Standard Chartered Bank	100,000,000	0.250	07/21/15	100,000,000
Standard Chartered Bank	25,000,000	0.250	07/27/15	25,000,000
Sumitomo Mitsui Banking Corp.	35,000,000	0.250	06/16/15	35,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.250	08/11/15	50,000,000
Svenska Handelsbanken AB	25,000,000	0.185	06/17/15	25,000,000
Svenska Handelsbanken AB	24,300,000	0.210	07/13/15	24,300,000
Svenska Handelsbanken AB	50,000,000	0.215	07/31/15	50,000,416
Toronto Dominion Bank (next reset date 06/26/15) (b)	61,000,000	0.335	05/26/16	61,000,000
Toronto Dominion Bank (next reset date 07/02/15) (b)	44,000,000	0.301	04/04/16	44,000,000
Toronto Dominion Bank (next reset date 07/15/15) (b)	16,000,000	0.305	04/15/16	16,000,000

Prime Money Market Fund	3

SSGA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

UBS AG	90,000,000	0.300	07/31/15	90,000,000
Wells Fargo Bank NA (next reset date 06/08/15) (b)	50,000,000	0.304	03/07/16	50,000,000
Wells Fargo Bank NA (next reset date 06/09/15) (b)	35,000,000	0.292	01/11/16	35,000,000
Wells Fargo Bank NA (next reset date 08/11/15) (b)	50,000,000	0.289	11/09/15	50,003,804
Westpac Banking Corp. (next reset date 06/25/15) (b)	19,000,000	0.305	04/25/16	19,000,000

Total Certificates of Deposit (cost $2,344,304,953)				2,344,304,953

Financial Company Commercial Paper - 25.7%
Australia & New Zealand Banking Group Ltd. (next reset date 06/04/15) (b)(c)	20,000,000	0.290	05/04/16	19,999,035
Australia & New Zealand Banking Group Ltd. (next reset date 06/08/15) (b)(c)	20,000,000	0.260	07/08/15	20,000,000
Australia & New Zealand Banking Group Ltd. (next reset date 06/15/15) (b)(c)	10,000,000	0.266	07/13/15	10,000,000
Australia & New Zealand Banking Group Ltd. (next reset date 06/15/15) (b)(c)	19,500,000	0.286	10/15/15	19,500,000
Australia & New Zealand Banking Group Ltd. (next reset date 06/15/15) (b)(c)	19,500,000	0.286	10/15/15	19,500,000
DnB Bank ASA (c)	50,000,000	0.195	06/16/15	49,995,938
DnB Bank ASA (c)	30,000,000	0.240	08/17/15	29,984,600
DnB Bank ASA (c)	50,000,000	0.240	09/10/15	49,966,333
DnB Bank ASA (next reset date 08/24/15) (b)(c)	40,000,000	0.312	11/23/15	40,000,000
Erste Abwicklungsanstalt (c)	45,000,000	0.200	06/19/15	44,995,500
Erste Abwicklungsanstalt (c)	30,000,000	0.175	06/23/15	29,996,792
Erste Abwicklungsanstalt (c)	45,000,000	0.200	08/04/15	44,984,000
Erste Abwicklungsanstalt (c)	22,000,000	0.230	08/05/15	21,990,864
Erste Abwicklungsanstalt (c)	30,000,000	0.230	08/07/15	29,987,158
Erste Abwicklungsanstalt (c)	50,000,000	0.220	08/21/15	49,975,250
General Electric Capital Corp.	30,000,000	0.200	09/15/15	29,982,333
General Electric Capital Corp. (next reset date 06/04/15) (b)	7,500,000	0.241	09/03/15	7,500,000
General Electric Capital Corp. (next reset date 06/04/15) (b)	7,500,000	0.271	10/30/15	7,500,000
HSBC Bank PLC (next reset date 06/22/15) (b)(c)	35,000,000	0.310	12/21/15	35,000,000
HSBC Bank PLC (next reset date 06/23/15) (b)(c)	65,000,000	0.315	11/23/15	65,000,000
National Australia Bank (next reset date 06/09/15) (b)(c)	37,000,000	0.260	07/08/15	37,000,000
National Bank of Canada (c)	93,000,000	0.210	07/23/15	92,971,790
Nederlandse Waterschapsbank NV (c)	73,000,000	0.190	06/25/15	72,990,753
Nederlandse Waterschapsbank NV (c)	100,000,000	0.190	08/03/15	99,966,750
Nordea Bank AB (c)	75,000,000	0.210	09/10/15	74,955,812
Nordea Bank AB (c)	45,700,000	0.250	09/21/15	45,664,456
Nordea Bank AB (c)	60,000,000	0.300	10/27/15	59,926,000
NRW.Bank (c)	50,000,000	0.205	08/26/15	49,975,514
Skandinaviska Enskilda Banken AB (c)	50,000,000	0.230	06/10/15	49,997,125
Skandinaviska Enskilda Banken AB (c)	75,000,000	0.250	07/02/15	74,983,854
Skandinaviska Enskilda Banken AB (c)	95,000,000	0.250	07/07/15	94,976,250
Societe Generale (c)	50,000,000	0.260	06/01/15	50,000,000
Societe Generale (c)	50,000,000	0.260	06/11/15	49,996,389
Swedbank AB	100,000,000	0.230	06/18/15	99,989,139
Swedbank AB	50,000,000	0.250	07/13/15	49,985,417
Swedbank AB	50,000,000	0.245	08/10/15	49,976,181
Toyota Motor Credit Corp. (next reset date 06/08/15) (b)	21,000,000	0.252	07/08/15	21,000,000
Toyota Motor Credit Corp. (next reset date 06/08/15) (b)	20,000,000	0.250	07/09/15	20,000,000

4	Prime Money Market Fund

SSGA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Westpac Banking Corp. (next reset date 06/11/15) (b)(c)	22,000,000	0.292	03/11/16	22,000,000
Westpac Banking Corp. (next reset date 06/25/15) (b)(c)	8,500,000	0.295	02/25/16	8,500,000
Westpac Banking Corp. (next reset date 06/26/15) (b)(c)	41,000,000	0.285	10/26/15	41,000,000
Westpac Banking Corp. (next reset date 06/26/15) (b)(c)	8,500,000	0.295	02/26/16	8,500,000

Total Financial Company Commercial Paper (cost $1,800,213,233)				1,800,213,233

Other Notes - 10.2%
JPMorgan Chase Bank NA (next reset date 06/08/15) (b)	60,000,000	0.424	06/06/16	60,000,000
JPMorgan Chase Bank NA (next reset date 07/22/15) (b)	35,000,000	0.436	06/22/16	35,000,000
Lloyds Bank PLC	275,000,000	0.060	06/01/15	275,000,000
Natixis	154,087,000	0.070	06/01/15	154,087,000
Royal Bank of Canada (next reset date 06/16/15) (b)	25,000,000	0.491	12/16/15	25,026,986
Royal Bank of Canada (next reset date 07/07/15) (a)(b)	35,000,000	0.361	06/06/16	35,000,000
Svenska Handelsbanken AB (next reset date 06/29/15) (b)(c)	40,000,000	0.355	11/23/15	40,000,000
Wells Fargo Bank NA (next reset date 06/10/15) (b)	35,000,000	0.355	06/09/16	35,000,000
Wells Fargo Bank NA (next reset date 06/22/15) (b)	58,000,000	0.384	06/17/16	58,000,000

Total Other Notes (cost $717,113,986)				717,113,986

Total Investments - 72.1% (cost $5,050,583,183)				5,050,583,183

Repurchase Agreements - 27.9%
Government Agency Repurchase Agreements - 1.4%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 29, 2015 at 0.060% to be repurchased at $100,000,667 on June 2, 2015, collateralized by: $202,110,098 par various United States Government Mortgage Agency Obligations valued at $102,000,000. (cost $100,000,000)				100,000,000

Treasury Repurchase Agreements - 25.4%
Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party) of $1,775,000,000 dated May 29, 2015 at 0.050% to be repurchased at $1,775,007,396 on June 1, 2015, collateralized by: $1,579,437,809 par various United States Government Treasury Obligations valued at $1,775,007,486. (cost $1,775,000,000)				1,775,000,000

Other Repurchase Agreements - 1.1%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000,000 dated May 29, 2015 at 0.460% to be repurchased at $50,001,917 on June 1, 2015, collateralized by: $52,739,210 par various Corporate Bond and United States Government Mortgage Agency Obligations valued at $51,281,124. (d)				50,000,000

Prime Money Market Fund	5

SSGA

Prime Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Value $
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated May 29, 2015 at 0.385% to be repurchased at $25,001,871 on June 5, 2015, collateralized by: $36,105,764 par various Asset-Backed/Mortgage Backed Securities, Corporate Bonds, United States Government Mortgage Agency Obligations and United States Treasury Inflation Note valued at $27,197,936. (d)	25,000,000

Total Other Repurchase Agreements (cost $75,000,000)	75,000,000

Total Repurchase Agreements (cost $1,950,000,000)	1,950,000,000

Total Investments and Repurchase Agreements - 100.0% (e) (cost $7,000,583,183) (f)	7,000,583,183

Other Assets and Liabilities, Net - (0.0)% (g)	(757,715)

Net Assets - 100.0%	6,999,825,468

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Security exempt from registration under Rule 144A. These securities, which represent 2.5% of net assets as of May 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,554,280,163 or 22.2% of net assets as of May 31, 2015.
(d)	Illiquid security.
(e)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(f)	The cost of securities for Federal income tax purposes is substantially the same as for financial reporting purposes.
(g)	Less than 0.05% of net assets

Abbreviations:

LLC - Limited Liability Company

PLC - Public Limited Company

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

Categories	% of Net Assets
Asset Backed Commercial Paper	2.7
Certificates of Deposit	33.5
Financial Company Commercial Paper	25.7
Other Notes	10.2
Repurchase Agreements	27.9

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(0.0	)*

	100.0

*	Less than 0.05% of net assets

See accompanying notes which are an integral part of the quarterly report.

6	Prime Money Market Fund

SSGA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2015 (Unaudited)

Security Valuation

Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the 1940 Act and in accordance with Fund procedures to stabilize net asset value. Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors. Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service. Debt obligations (both governmental and non- governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures. Repurchase agreements are valued at the repurchase price as of valuation date. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds have adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report	7

SSGA

Institutional Money Market Funds

Notes to Quarterly Report, continued — May 31, 2015 (Unaudited)

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	SSGA U.S. Treasury Money Market Fund	SSGA Prime Money Market Fund
Level 1 — Quoted Prices	$—	$—
Level 2 — Quoted Prices	6,820,322,329	7,000,583,183
Level 3 — Quoted Prices	—	—

Total Investments	$6,820,322,329	$7,000,583,183

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Funds’ investments by category.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s underlying index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s underlying index.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. As of the period ended May 31, 2015, there were no transfers between levels.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or Government Agency securities, but the underlying securities on the SSGA Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

8	Notes to Quarterly Report

SSGA

Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	9

Quarterly Report

31 May 2015

SSGA Funds

Money Market Funds

SSGA Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA Funds

Money Market Funds

Quarterly Report

May 31, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA

Money Market Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Asset Backed Commercial Paper - 1.8%
Collateralized Commercial Paper Co. LLC	35,000,000	0.310	06/15/15	34,995,781
Kells Funding LLC (a)	15,000,000	0.200	08/17/15	14,993,583
Kells Funding LLC (a)	13,000,000	0.200	08/17/15	12,994,439

Total Asset Backed Commercial Paper (cost $62,983,803)				62,983,803

Certificates of Deposit - 33.3%
Bank of Montreal	10,000,000	0.180	06/23/15	10,000,000
Bank of Montreal	20,000,000	0.210	08/05/15	20,000,000
Bank of Montreal	11,000,000	0.190	08/17/15	11,000,000
Bank of Montreal	19,000,000	0.190	08/17/15	19,000,000
Bank of Montreal (next reset date 06/15/15) (b)	25,000,000	0.306	01/15/16	25,000,000
Bank of Montreal (next reset date 06/18/15) (b)	40,000,000	0.323	11/15/15	40,000,000
Bank of Nova Scotia (next reset date 06/05/15) (b)	24,000,000	0.281	11/05/15	24,000,000
Bank of Nova Scotia (next reset date 06/08/15) (b)	55,000,000	0.331	11/06/15	55,000,000
Bank of Nova Scotia (next reset date 06/10/15) (b)	35,000,000	0.282	02/05/16	35,000,000
Bank of Tokyo - Mitsubishi	35,000,000	0.250	06/16/15	35,000,000
Barclays Bank	55,000,000	0.405	06/25/15	55,000,000
BNP Paribas	30,000,000	0.250	06/12/15	30,000,000
BNP Paribas	50,000,000	0.290	08/04/15	50,000,000
Canadian Imperial Bank of Commerce (next reset date 06/16/15) (b)	20,000,000	0.303	02/16/16	20,000,000
Citibank NA	13,000,000	0.250	06/05/15	13,000,000
Credit Agricole Corporate & Investment Bank	75,000,000	0.270	06/01/15	75,000,000
Credit Suisse	50,000,000	0.260	08/10/15	50,000,000
ING Bank NV	20,000,000	0.280	06/15/15	20,000,000
ING Bank NV	90,000,000	0.300	07/01/15	90,000,000
Rabobank Nederland NV	15,000,000	0.230	06/17/15	15,000,000
Rabobank Nederland NV	9,000,000	0.210	08/17/15	9,000,000
Rabobank Nederland NV (next reset date 06/11/15) (b)	25,000,000	0.247	09/11/15	25,000,000
Societe Generale	25,000,000	0.290	09/04/15	25,000,000
Sumitomo Mitsui Banking Corp.	25,000,000	0.250	07/20/15	25,000,000
Sumitomo Mitsui Banking Corp.	50,000,000	0.270	08/07/15	50,000,000
Sumitomo Mitsui Banking Corp.	25,000,000	0.270	08/17/15	25,000,000
Svenska Handelsbanken AB	50,000,000	0.205	06/02/15	50,000,007
Svenska Handelsbanken AB	50,000,000	0.185	06/17/15	50,000,000
Toronto Dominion Bank (next reset date 06/26/15) (b)	35,000,000	0.335	05/26/16	35,000,000
Toronto Dominion Bank (next reset date 07/02/15) (b)	23,000,000	0.301	04/04/16	23,000,000
UBS AG	65,000,000	0.300	07/31/15	65,000,000
Wells Fargo Bank NA (next reset date 06/08/15) (b)	30,000,000	0.304	03/07/16	30,000,000
Wells Fargo Bank NA (next reset date 06/09/15) (b)	30,000,000	0.292	01/11/16	30,000,000
Westpac Banking Corp. (next reset date 06/25/15) (b)	14,000,000	0.305	04/25/16	14,000,000

Total Certificates of Deposit (cost $1,148,000,007)				1,148,000,007

Financial Company Commercial Paper - 28.2%
Australia & New Zealand Banking Group Ltd. (next reset date 06/04/15) (a)(b)	11,000,000	0.290	05/04/16	10,999,469
Australia & New Zealand Banking Group Ltd. (next reset date 06/08/15) (a)(b)	10,000,000	0.260	07/08/15	10,000,000

Money Market Fund	1

SSGA

Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Australia & New Zealand Banking Group Ltd. (next reset date 06/15/15) (a)(b)	5,000,000	0.266	07/13/15	5,000,000
Australia & New Zealand Banking Group Ltd. (next reset date 06/15/15) (a)(b)	21,000,000	0.286	10/15/15	21,000,000
Caisse des Depots et Consignations (a)	50,000,000	0.200	06/23/15	49,993,889
Caisse des Depots et Consignations (a)	50,000,000	0.190	08/19/15	49,979,153
Commonwealth Bank of Australia (a)	35,000,000	0.190	08/28/15	34,983,744
DnB Bank ASA (a)	50,000,000	0.240	09/25/15	49,961,333
DnB Bank ASA (next reset date 08/24/15) (a)(b)	35,000,000	0.312	11/23/15	35,000,000
Erste Abwicklungsanstalt (a)	25,000,000	0.210	06/30/15	24,995,771
General Electric Capital Corp.	25,000,000	0.200	09/15/15	24,985,278
General Electric Capital Corp. (next reset date 06/04/15) (b)	5,000,000	0.241	09/03/15	5,000,000
General Electric Capital Corp. (next reset date 06/04/15) (b)	5,000,000	0.271	10/30/15	5,000,000
HSBC Bank PLC (next reset date 06/22/15) (a)(b)	18,000,000	0.310	12/21/15	18,000,000
HSBC Bank PLC (next reset date 06/23/15) (a)(b)	20,000,000	0.315	11/23/15	20,000,000
National Australia Bank (next reset date 06/09/15) (a)(b)	23,000,000	0.260	07/08/15	22,999,999
Nederlandse Waterschapsbank NV (a)	39,000,000	0.190	06/25/15	38,995,060
Nordea Bank AB (a)	50,000,000	0.210	09/10/15	49,970,542
Nordea Bank AB (a)	50,000,000	0.245	09/23/15	49,961,208
NRW.BANK (a)	50,000,000	0.195	08/14/15	49,979,958
NRW.BANK (a)	30,000,000	0.200	08/17/15	29,987,167
Skandinaviska Enskilda Banken AB (a)	35,000,000	0.220	07/01/15	34,993,583
Skandinaviska Enskilda Banken AB (a)	35,000,000	0.240	09/09/15	34,976,667
Skandinaviska Enskilda Banken AB (a)	20,000,000	0.250	09/15/15	19,985,278
Skandinaviska Enskilda Banken AB (a)	16,400,000	0.250	09/15/15	16,387,445
Skandinaviska Enskilda Banken AB (a)	15,000,000	0.250	09/16/15	14,988,854
Societe Generale (a)	35,000,000	0.260	06/01/15	35,000,000
Societe Generale (a)	25,000,000	0.235	06/08/15	24,998,858
Standard Chartered Bank	20,000,000	0.250	08/11/15	19,990,139
Swedbank AB	33,200,000	0.240	06/12/15	33,197,565
Swedbank AB	35,000,000	0.235	06/25/15	34,994,517
Swedbank AB	20,000,000	0.250	07/13/15	19,994,167
Swedbank AB	25,000,000	0.240	08/06/15	24,989,000
Toyota Motor Credit Corp. (next reset date 06/08/15) (b)	13,000,000	0.252	07/06/15	13,000,000
Toyota Motor Credit Corp. (next reset date 06/08/15) (b)	11,000,000	0.250	07/09/15	11,000,000
Westpac Banking Corp. (next reset date 06/11/15) (a)(b)	11,000,000	0.292	03/11/16	11,000,000
Westpac Banking Corp. (next reset date 06/26/15) (a)(b)	16,500,000	0.285	10/26/15	16,500,000

Total Financial Company Commercial Paper (cost $972,788,644)				972,788,644

Other Notes - 13.4%
Bank of America NA	32,000,000	0.240	06/01/15	32,000,000
Bank of America NA	30,000,000	0.260	07/06/15	30,000,000
Credit Agricole Corporate & Investment Bank	50,000,000	0.070	06/01/15	50,000,000
JPMorgan Chase Bank NA (next reset date 06/08/15) (b)	44,500,000	0.424	06/06/16	44,500,000
JPMorgan Chase Bank NA (next reset date 07/22/15) (b)	30,000,000	0.436	06/22/16	30,000,000
Lloyds Bank PLC	75,000,000	0.060	06/01/15	75,000,000
Natixis	80,821,000	0.070	06/01/15	80,821,000
Royal Bank of Canada (next reset date 06/16/15) (b)	12,000,000	0.491	12/16/15	12,012,953
Royal Bank of Canada (next reset date 07/07/15) (a)(b)	25,000,000	0.361	06/06/16	25,000,000
Svenska Handelsbanken AB (next reset date 06/29/15) (a)(b)	25,000,000	0.355	11/23/15	25,000,000

2	Money Market Fund

SSGA

Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Wells Fargo Bank NA (next reset date 06/10/15) (b)	25,000,000	0.355	06/09/16	25,000,000
Wells Fargo Bank NA (next reset date 06/22/15) (b)	33,000,000	0.384	06/17/16	33,000,000

Total Other Notes (cost $462,333,953)				462,333,953

Total Investments - 76.7% (cost $2,646,106,407)				2,646,106,407

Repurchase Agreements - 23.3%
Government Agency Repurchase Agreements - 0.3%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $10,000,000 dated May 29, 2015 at 0.460% to be repurchased at $10,000,383 on June 1, 2015, collateralized by: $23,615,000 par various United States Government Mortgage Agency Obligation valued at $10,200,228. (cost $10,000,000) (c)				10,000,000

Treasury Repurchase Agreements - 21.6%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $20,000,000 dated May 29, 2015 at 0.540% to be repurchased at $20,001,017 on June 1, 2015, collateralized by: $20,683,490 par various United States Government Treasury Obligations valued at $20,400,000. (c)				20,000,000
Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party) of $700,000,000 dated May 29, 2015 at 0.050% to be repurchased at $700,002,917 on June 1, 2015, collateralized by: $672,692,999 par various United States Government Treasury Obligations valued at $700,010,060.				700,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated May 29, 2015 at 0.340% to be repurchased at $25,000,854 on June 1, 2015, collateralized by: $25,175,800 par various United States Government Treasury Obligations valued at $25,500,033. (c)				25,000,000

Total Treasury Repurchase Agreements (cost $745,000,000)				745,000,000

Other Repurchase Agreements - 1.4%
Agreement with Goldman Sachs & Co. and Bank of New York Mellon Corp. (Tri-Party) of $25,000,000 dated May 29, 2015 at 0.400% to be repurchased at $25,000,979 on June 1, 2015, collateralized by: $23,768,277 par various Common Stock and United States Government Treasury Obligations valued at $25,500,671. (c)				25,000,000

Money Market Fund	3

SSGA

Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Value $
Agreement with JPM Chase and JP Morgan Chase & Co. (Tri-Party) of $25,000,000 dated May 29, 2015 at 0.385% to be repurchased at $25,001,871 on June 5, 2015, collateralized by: $26,908,533 par various Corporate Bonds and United States Government National Mortgage Association valued at $26,874,295 (c)	25,000,000

Total Other Repurchase Agreements (cost $50,000,000)	50,000,000

Total Repurchase Agreements (cost $805,000,000)	805,000,000

Total Investments and Repurchase Agreements - 100.0% (d) (cost $3,451,106,407) (e)	3,451,106,407

Other Assets and Liabilities, Net - (0.0)% (f)	(859,251)

Net Assets - 100.0%	3,450,247,156

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $858,626,000 or 24.9% of net assets as of May 31, 2015.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Illiquid security.
(d)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(e)	The cost of securities for Federal income tax purposes is substantially the same as for financial reporting purposes.
(f)	Less than 0.05% of net assets.

Abbreviations:

LLC - Limited Liability Company

PLC - Public Limited Company

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

Categories	% of Net Assets

Asset Backed Commercial Paper	1.8
Certificates of Deposit	33.3
Financial Company Commercial Paper	28.2
Other Notes	13.4
Repurchase Agreements	23.3

Total Investments and Repurchase Agreements	100.0
Other Assets and Liabilities, Net	(0.0	)*

	100.0

*	Less than 0.05% of net assets.

See accompanying notes which are an integral part of the quarterly report.

4	Money Market Fund

SSGA

U.S. Government Money Market Fund

Schedule of Investments — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Government Agency Debt - 59.8%
Federal Farm Credit Bank	9,000,000	0.082	09/04/15	8,998,100
Federal Farm Credit Bank (next reset date 06/05/15) (a)	20,000,000	0.151	01/05/16	20,000,000
Federal Farm Credit Bank (next reset date 06/09/15) (a)	14,400,000	0.152	12/09/15	14,400,000
Federal Farm Credit Bank (next reset date 06/11/15) (a)	19,000,000	0.152	01/11/16	19,000,000
Federal Farm Credit Bank (next reset date 06/18/15) (a)	24,000,000	0.143	02/18/16	23,998,479
Federal Home Loan Bank	10,000,000	0.140	06/03/15	9,999,923
Federal Home Loan Bank	2,000,000	0.142	06/03/15	1,999,984
Federal Home Loan Bank	30,000,000	0.092	06/19/15	29,998,650
Federal Home Loan Bank	12,400,000	0.086	06/24/15	12,399,327
Federal Home Loan Bank	30,000,000	0.088	07/06/15	29,997,433
Federal Home Loan Bank	75,000,000	0.086	07/15/15	74,992,208
Federal Home Loan Bank	10,000,000	0.101	07/22/15	9,998,583
Federal Home Loan Bank	32,600,000	0.084	07/24/15	32,596,017
Federal Home Loan Bank	35,000,000	0.090	07/31/15	34,994,867
Federal Home Loan Bank	50,000,000	0.098	08/07/15	49,991,067
Federal Home Loan Bank	50,000,000	0.099	08/12/15	49,990,300
Federal Home Loan Bank	12,000,000	0.107	08/12/15	11,997,480
Federal Home Loan Bank	25,000,000	0.097	08/19/15	24,994,788
Federal Home Loan Bank	75,000,000	0.095	08/21/15	74,984,306
Federal Home Loan Bank	11,000,000	0.097	09/01/15	10,997,329
Federal Home Loan Bank	11,000,000	0.097	09/02/15	10,997,300
Federal Home Loan Bank	25,000,000	0.118	09/04/15	24,998,203
Federal Home Loan Bank	25,000,000	0.092	09/08/15	24,993,813
Federal Home Loan Bank (next reset date 06/15/15) (a)	43,000,000	0.136	10/15/15	43,000,000
Federal Home Loan Bank (next reset date 06/25/15) (a)	28,000,000	0.165	01/25/16	28,000,000
Federal Home Loan Mortgage Corp.	60,000,000	0.072	06/02/15	59,999,883
Federal Home Loan Mortgage Corp.	25,000,000	0.132	06/08/15	24,999,368
Federal Home Loan Mortgage Corp.	21,000,000	0.133	06/08/15	20,999,465
Federal Home Loan Mortgage Corp.	26,000,000	0.150	06/15/15	25,998,504
Federal Home Loan Mortgage Corp.	40,000,000	0.056	06/18/15	39,998,961
Federal Home Loan Mortgage Corp.	31,000,000	0.092	06/25/15	30,998,140
Federal Home Loan Mortgage Corp.	40,667,000	0.061	07/06/15	40,664,628
Federal Home Loan Mortgage Corp.	25,400,000	0.066	07/13/15	25,398,074
Federal Home Loan Mortgage Corp.	8,000,000	0.081	07/20/15	7,999,129
Federal Home Loan Mortgage Corp.	29,000,000	0.107	08/05/15	28,994,502
Federal Home Loan Mortgage Corp.	30,000,000	0.117	08/25/15	29,991,854
Federal Home Loan Mortgage Corp.	55,000,000	0.082	09/08/15	54,987,900
Federal Home Loan Mortgage Corp.	27,000,000	0.102	10/02/15	26,990,775
Federal Home Loan Mortgage Corp. (next reset date 06/17/15) (a)	37,000,000	0.176	07/17/15	37,001,034
Federal National Mortgage Assoc.	24,000,000	0.106	06/02/15	23,999,930
Federal National Mortgage Assoc.	60,000,000	0.082	06/03/15	59,999,733
Federal National Mortgage Assoc.	38,785,000	0.142	06/10/15	38,783,643
Federal National Mortgage Assoc.	24,000,000	0.111	06/15/15	23,998,973
Federal National Mortgage Assoc.	39,000,000	0.051	06/16/15	38,999,188
Federal National Mortgage Assoc.	55,173,000	0.061	07/08/15	55,169,598
Federal National Mortgage Assoc.	11,000,000	0.081	07/15/15	10,998,924
Federal National Mortgage Assoc.	40,000,000	0.112	08/17/15	39,990,589
Federal National Mortgage Assoc.	27,500,000	0.117	08/20/15	27,492,972
Federal National Mortgage Assoc.	30,000,000	0.133	09/02/15	29,989,925
Federal National Mortgage Assoc.	27,500,000	0.133	09/14/15	27,489,573

U.S. Government Money Market Fund	5

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

	Principal Amount ($) or Shares	Rate % (#)	Date of Maturity	Value $

Federal National Mortgage Assoc.	52,000,000	0.082	09/18/15	51,987,404

Total Government Agency Debt (cost $1,562,240,826)				1,562,240,826

Treasury Debt - 2.5%
U.S. Treasury Note (next reset date 06/01/15) (a)	11,000,000	0.084	04/30/16	11,000,153
U.S. Treasury Note (next reset date 06/01/15) (a)	10,000,000	0.068	10/31/16	9,991,811
U.S. Treasury Note (next reset date 06/01/15) (a)	45,000,000	0.060	01/31/16	44,992,755

Total Treasury Debt (cost $65,984,719)				65,984,719

Total Investments - 62.3% (cost $1,628,225,545)				1,628,225,545

Repurchase Agreements - 37.1%
Government Agency Repurchase Agreements - 23.9%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 29, 2015 at 0.060% to be repurchased at $100,000,833 on June 3, 2015, collateralized by: $101,767,325 par various United States Government Mortgage Obligations valued at $102,000,458.				100,000,000
Agreement with BNP Paribas and Bank of New York Mellon Corp. (Tri-Party) of $109,000,000 dated May 29, 2015 at 0.100% to be repurchased at $109,000,908 on June 1, 2015, collateralized by: $110,377,622 par various United States Government Mortgage Obligations valued at $111,180,020.				109,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $126,000,000 dated May 29, 2015 at 0.090% to be repurchased at $126,000,945 on June 1, 2015, collateralized by: $113,120,500 par various United States Government Mortgage Obligations valued at $128,520,085.				126,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $100,000,000 dated May 29, 2015 at 0.100% to be repurchased at $100,000,833 on June 1, 2015, collateralized by: $93,590,000 par various United States Government Mortgage Obligations valued at $102,000,642.				100,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party) of $60,000,000 dated May 29, 2015 at 0.090% to be repurchased at $60,000,450 on June 1, 2015, collateralized by: $60,934,000 par various United States Government Mortgage Obligations valued at $61,204,012.				60,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon Corp. (Tri-Party) of $95,000,000 dated May 29, 2015 at 0.090% to be repurchased at $95,000,713 on June 1, 2015, collateralized by: $89,302,000 par various United States Government Mortgage Obligations valued at $96,900,294.				95,000,000

6	U.S. Government Money Market Fund

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Value $

Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party) of $35,000,000 dated May 29, 2015 at 0.110% to be repurchased at $35,000,321 on June 1, 2015, collateralized by: $34,974,437 par various United States Government Mortgage Obligations valued at $35,704,615.	35,000,000

Total Government Agency Repurchase Agreements (cost $625,000,000)	625,000,000

Treasury Repurchase Agreements - 13.2%
Agreement with BNP Paribas and Bank of New York Mellon Corp. (Tri-Party) of $64,000,000 dated May 29, 2015 at 0.090% to be repurchased at $64,000,480 on June 1, 2015, collateralized by: $64,854,500 par various United States Government Treasury Obligations valued at $65,280,005.	64,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon Corp. (Tri-Party) of $92,000,000 dated May 29, 2015 at 0.100% to be repurchased at $92,000,767 on June 1, 2015, collateralized by: $93,452,280 par various United States Government Treasury Obligations valued at $93,840,004.	92,000,000
Agreement with Merrill Lynch and Bank of New York Mellon Corp. (Tri-Party) of $6,277,000 dated May 29, 2015 at 0.080% to be repurchased at $6,277,042 on June 1, 2015, collateralized by: $6,478,100 par various United States Government Treasury Obligations valued at $6,402,602.	6,277,000
Agreement with Merrill Lynch and Bank of New York Mellon Corp. (Tri-Party) of $75,000,000 dated May 29, 2015 at 0.100% to be repurchased at $75,000,625 on June 1, 2015, collateralized by: $65,383,700 par various United States Government Treasury Obligations valued at $76,500,016.	75,000,000
Agreement with Morgan Stanley and Bank of New York Mellon Corp. (Tri-Party) of $26,000,000 dated May 29, 2015 at 0.080% to be repurchased at $26,000,173 on June 1, 2015, collateralized by: $20,307,400 par various United States Government Treasury Obligations valued at $26,520,121.	26,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon Corp. (Tri-Party) of $80,000,000 dated May 29, 2015 at 0.080% to be repurchased at $80,000,533 on June 1, 2015, collateralized by: $78,805,736 par various United States Government Treasury Obligations valued at $81,600,607.	80,000,000

Total Treasury Repurchase Agreements (cost $343,277,000)	343,277,000

Total Repurchase Agreements (cost $968,277,000)	968,277,000

Total Investments and Repurchase Agreements - 99.4% (b) (cost $2,596,502,545) (c)	2,596,502,545

Other Assets and Liabilities, Net - 0.6%	14,703,831

Net Assets - 100.0%	2,611,206,376

See accompanying notes which are an integral part of the quarterly report.

U.S. Government Money Market Fund	7

SSGA

U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2015 (Unaudited)

Footnotes:

#	For purposes of this report, for non-interest bearing Commercial Paper and Discount Notes, the discount rate at purchase is used to populate the coupon rate column.
(a)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(b)	Unless otherwise indicated, the values of securities of the Fund are determined based on Level 2 inputs (see accompanying Notes to Quarterly Report).
(c)	The cost of securities for Federal income tax purposes is substantially the same as for financial reporting purposes.

Presentation of Portfolio Holdings — May 31, 2015 (Unaudited)

Categories	% of Net Assets

Government Agency Debt	59.8
Treasury Debt	2.5
Repurchase Agreements	37.1

Total Investments and Repurchase Agreements	99.4
Other Assets and Liabilities, Net	0.6

100.0

See accompanying notes which are an integral part of the quarterly report.

8	U.S. Government Money Market Fund

SSGA

Money Market Funds

Notes to Quarterly Report — May 31, 2015 (Unaudited)

Security Valuation

Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”) and in accordance with Fund procedures to stabilize net asset value. Short-term investments maturing within sixty days at the time of purchase are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors. Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service. Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures. Repurchase agreements are valued at the repurchase price as of valuation date. Each Fund may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Oversight Committee. The Oversight Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds have adopted provisions surrounding fair value measurements and disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — Inputs using quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report	9

SSGA

Money Market Funds

Notes to Quarterly Report, continued — May 31, 2015 (Unaudited)

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Funds’ assets carried at fair value:

	Investments in Securities
Valuation Inputs	SSGA Money Market Fund	SSGA U.S. Government Money Market Fund
Level 1 — Quoted Prices	$—	$—
Level 2 — Quoted Prices	3,451,106,407	2,596,502,545
Level 3 — Quoted Prices	—	—

Total Investments	$3,451,106,407	$2,596,502,545

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Schedule of Investments, which also includes a breakdown of the Funds’ investments by category.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s underlying index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s underlying index.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. Transfers between fair value hierarchy levels are recognized at the end of the period. As of the period ended May 31, 2015, there were no transfers between levels.

Repurchase Agreements

The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Funds on repurchase is calculated to exceed the price paid by the Funds, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities or Government Agency securities, but the underlying securities on the SSGA Money Market Fund may consist of other securities such as Corporate Bonds in limited circumstances. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. Upon an event of default under the Master Repurchase Agreement, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Funds will seek to dispose of such securities; this action could involve losses, costs or delays. The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Funds’ investment adviser.

10	Notes to Quarterly Report

SSGA

Money Market Funds

Shareholder Requests for Additional Information — May 31, 2015 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds’ Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

The Funds will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds’ semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds’ website at www.SSGAfunds.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the Securities and Exchange Commission’s public reference room.

The Funds file their monthly portfolio holdings with the U.S. Securities and Exchange Commission on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Funds’ Form N-MFP is available (i) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or ii) at the Securities and Exchange Commission’s public reference room.

Shareholder Requests for Additional Information	11

Quarterly Report

31 May 2015

SSGA Funds

SSGA S&P 500 Index Fund

SSGA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2015 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSGA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSGA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2015 (Unaudited)

1.	Organization

The SSGA Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 3, 1987 and operates under a Second Amended and Restated Master Trust Agreement, dated May 15, 2012 (the “Agreement”).

The Trust consists of eleven (11) series and corresponding classes, each of which have the same rights and privileges, including the same voting rights. Each series is authorized to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. The quarterly report herein relates to the following series (a “Fund”), a “diversified” fund:

Fund	Classes	Commencement of Operations:
SSGA S&P 500 Index Fund	Class N	December 30, 1992

The other ten (10) series are included in separate quarterly reports.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the “Portfolio”), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio was $1,632,465,683 (54.63% at May 31, 2015). The performance of the Fund was directly affected by the performance of the Portfolio. The quarterly report, including the Portfolio of Investments, is attached to this report and should be read in conjunction with the Fund’s quarterly report.

2.	Significant Accounting Policies

The Fund’s portfolio holdings and other financial information presented in this quarterly report are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its quarterly report.

Security Valuation

The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in the Notes to the Portfolio of Investments, which are attached to this report.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Portfolio in valuing the Portfolio’s assets carried at fair value are discussed in the notes to the Portfolio of Investments, which is attached to this report.

Contractual Obligation/Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Fund enters into contracts that contain a variety of representations and obligations including general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Notes to Quarterly Report	1

SSGA

S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2015 (Unaudited)

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Fund’s portfolio of securities are available (i) without charge, upon request, by calling (800) 647-7327 (toll free) or (ii) on the website of the U.S. Securities and Exchange Commission, at www.sec.gov. Information regarding how a Fund voted proxies relating to its portfolio securities during the 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Fund’s website at www.ssgafunds.com.

The Fund will file a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund’s semi-annual and annual financial statements. The Fund’s Form N-Q is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iv) at the U.S. Securities and Exchange Commission’s public reference room.

2	Shareholder Requests for Additional Information

State Street Equity 500 Index Portfolio

Portfolio of Investments — May 31, 2015 (Unaudited)

	Shares	Value

Common Stocks - 98.3%
Consumer Discretionary - 12.3%
Amazon.com, Inc. (a)	59,602	$25,582,966
AutoNation, Inc. (a)	12,469	778,190
AutoZone, Inc. (a)	4,988	3,360,017
Bed Bath & Beyond, Inc. (a)	31,630	2,255,852
Best Buy Co., Inc.	44,213	1,534,191
BorgWarner, Inc.	36,423	2,190,843
Cablevision Systems Corp. (Class A)	30,812	755,202
CarMax, Inc. (a)	32,197	2,287,275
Carnival Corp.	69,149	3,203,673
CBS Corp. (Class B)	72,993	4,505,128
Chipotle Mexican Grill, Inc. (a)	5,014	3,086,217
Coach, Inc.	45,800	1,619,946
Comcast Corp. (Class A)	401,965	23,498,874
D.R. Horton, Inc.	50,179	1,310,676
Darden Restaurants, Inc.	20,917	1,370,900
Delphi Automotive PLC	47,381	4,121,199
DIRECTV (a)	79,675	7,253,612
Discovery Communications, Inc. (Class A) (a)	21,597	733,002
Discovery Communications, Inc. (Class C) (a)	39,797	1,251,417
Dollar General Corp.	48,287	3,505,153
Dollar Tree, Inc. (a)	33,793	2,534,137
Expedia, Inc.	15,023	1,611,367
Family Dollar Stores, Inc.	16,865	1,307,375
Ford Motor Co.	606,560	9,201,515
Fossil Group, Inc. (a)	7,617	540,883
GameStop Corp. (Class A)	16,878	732,674
Gannett Co., Inc.	34,252	1,225,879
Gap, Inc.	44,764	1,715,804
Garmin Ltd.	19,560	889,589
General Motors Co.	214,477	7,714,738
Genuine Parts Co.	24,420	2,209,277
Goodyear Tire & Rubber Co.	40,813	1,299,690
H&R Block, Inc.	45,551	1,445,333
Hanesbrands, Inc.	62,600	1,994,436
Harley-Davidson, Inc.	33,585	1,796,462
Harman International Industries, Inc.	10,405	1,254,011
Hasbro, Inc.	19,928	1,437,407
Home Depot, Inc.	206,910	23,053,912
Interpublic Group of Cos., Inc.	62,228	1,270,696
Johnson Controls, Inc.	102,206	5,316,756
Kohl’s Corp.	33,588	2,199,678
L Brands, Inc.	39,546	3,421,520
Leggett & Platt, Inc.	20,944	990,232
Lennar Corp. (Class A)	26,425	1,232,198
Lowe’s Cos., Inc.	153,812	10,763,764
Macy’s, Inc.	53,161	3,559,129
Marriott International, Inc. (Class A)	33,797	2,635,828
Mattel, Inc.	56,543	1,459,375

	Shares	Value

McDonald’s Corp.	149,715	$14,362,160
Michael Kors Holdings, Ltd. (a)	33,686	1,566,399
Mohawk Industries, Inc. (a)	9,669	1,804,622
Netflix, Inc. (a)	9,628	6,008,450
Newell Rubbermaid, Inc.	41,451	1,638,558
News Corp. (Class A) (a)	86,114	1,304,627
NIKE, Inc. (Class B)	110,751	11,260,054
Nordstrom, Inc.	23,856	1,732,900
O’Reilly Automotive, Inc. (a)	15,320	3,363,200
Omnicom Group, Inc.	38,550	2,873,132
Priceline Group, Inc. (a)	8,108	9,502,900
PulteGroup, Inc.	47,343	908,039
PVH Corp.	12,451	1,302,873
Ralph Lauren Corp.	9,236	1,204,374
Ross Stores, Inc.	33,772	3,264,739
Royal Caribbean Cruises, Ltd.	25,100	1,907,098
Scripps Networks Interactive, Inc. (Class A)	15,263	1,022,774
Staples, Inc.	95,234	1,568,028
Starbucks Corp.	235,092	12,215,380
Starwood Hotels & Resorts Worldwide, Inc.	25,244	2,089,193
Target Corp.	99,044	7,856,170
Tiffany & Co.	18,581	1,741,597
Time Warner Cable, Inc.	44,474	8,044,902
Time Warner, Inc.	130,780	11,048,294
TJX Cos., Inc.	109,375	7,041,563
Tractor Supply Co.	22,674	1,975,812
TripAdvisor, Inc. (a)	19,015	1,450,084
Twenty-First Century Fox, Inc. (Class A)	283,409	9,522,542
Under Armour, Inc. (Class A) (a)	25,076	1,966,209
Urban Outfitters, Inc. (a)	15,839	544,545
V.F. Corp.	53,528	3,769,977
Viacom, Inc. (Class B)	57,541	3,848,342
Walt Disney Co.	245,593	27,106,099
Whirlpool Corp.	12,459	2,295,571
Wyndham Worldwide Corp.	19,646	1,668,142
Wynn Resorts, Ltd.	11,859	1,194,083
Yum! Brands, Inc.	67,990	6,126,579

		367,118,009

Consumer Staples - 9.3%
Altria Group, Inc.	309,070	15,824,384
Archer-Daniels-Midland Co.	102,992	5,443,127
Brown-Forman Corp. (Class B)	24,161	2,277,658
Campbell Soup Co.	30,583	1,478,382
Clorox Co.	19,379	2,086,343
Coca-Cola Co.	614,722	25,179,013
Coca-Cola Enterprises, Inc.	35,313	1,561,894
Colgate-Palmolive Co.	134,579	8,988,531
ConAgra Foods, Inc.	66,051	2,550,229
Constellation Brands, Inc. (Class A)	27,076	3,191,990
Costco Wholesale Corp.	68,834	9,815,040

State Street Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2015 (Unaudited)

	Shares	Value

CVS Health Corp.	175,627	$17,980,692
Dr. Pepper Snapple Group, Inc.	31,703	2,429,718
Estee Lauder Cos., Inc. (Class A)	36,263	3,170,474
General Mills, Inc.	94,522	5,307,410
Hershey Co.	23,615	2,192,889
Hormel Foods Corp.	23,349	1,336,030
J.M. Smucker Co.	14,855	1,761,060
Kellogg Co.	40,207	2,523,793
Keurig Green Mountain, Inc.	18,089	1,559,995
Kimberly-Clark Corp.	57,473	6,256,511
Kraft Foods Group, Inc.	90,751	7,663,922
Kroger Co.	76,955	5,602,324
Lorillard, Inc.	57,328	4,155,134
McCormick & Co., Inc.	20,261	1,590,489
Mead Johnson Nutrition Co.	30,568	2,974,266
Molson Coors Brewing Co. (Class B)	23,509	1,725,090
Mondelez International, Inc. (Class A)	263,594	10,962,875
Monster Beverage Corp. (a)	23,647	3,009,790
PepsiCo, Inc.	231,738	22,346,495
Philip Morris International, Inc.	245,087	20,359,377
Procter & Gamble Co.	423,461	33,195,108
Reynolds American, Inc.	49,170	3,773,798
Sysco Corp.	93,735	3,483,193
Tyson Foods, Inc. (Class A)	44,691	1,897,133
Wal-Mart Stores, Inc.	248,299	18,441,167
Walgreens Boots Alliance, Inc.	137,213	11,778,364
Whole Foods Market, Inc.	55,587	2,292,408

		278,166,096

Energy - 7.8%
Anadarko Petroleum Corp.	81,044	6,776,089
Apache Corp.	60,570	3,624,509
Baker Hughes, Inc.	69,094	4,453,799
Cabot Oil & Gas Corp.	65,622	2,228,523
Cameron International Corp. (a)	30,467	1,563,871
Chesapeake Energy Corp.	78,594	1,108,961
Chevron Corp.	294,834	30,367,902
Cimarex Energy Co.	13,242	1,529,583
ConocoPhillips	191,303	12,182,175
CONSOL Energy, Inc.	32,173	895,696
Devon Energy Corp.	59,550	3,883,851
Diamond Offshore Drilling, Inc.	9,954	302,004
Ensco PLC (Class A)	32,889	772,892
EOG Resources, Inc.	86,263	7,650,665
EQT Corp.	22,243	1,892,212
Exxon Mobil Corp.	661,372	56,348,894
FMC Technologies, Inc. (a)	39,709	1,659,439
Halliburton Co.	130,167	5,909,582
Helmerich & Payne, Inc.	18,874	1,377,613
Hess Corp.	38,344	2,588,987
Kinder Morgan, Inc.	264,476	10,973,109
Marathon Oil Corp.	109,289	2,971,568
Marathon Petroleum Corp.	43,801	4,531,651

	Shares	Value

Murphy Oil Corp.	24,962	$1,084,849
National Oilwell Varco, Inc.	66,641	3,278,071
Newfield Exploration Co. (a)	29,185	1,103,485
Noble Corp. PLC	37,996	636,433
Noble Energy, Inc.	62,595	2,740,409
Occidental Petroleum Corp.	121,135	9,471,546
ONEOK, Inc.	31,504	1,320,648
Phillips 66	85,692	6,779,951
Pioneer Natural Resources Co.	23,524	3,477,553
QEP Resources, Inc.	27,323	514,492
Range Resources Corp.	24,841	1,376,440
Schlumberger, Ltd.	202,072	18,342,075
Southwestern Energy Co. (a)	63,944	1,647,837
Spectra Energy Corp.	104,141	3,662,639
Tesoro Corp.	20,049	1,774,337
Transocean, Ltd.	47,690	898,957
Valero Energy Corp.	83,386	4,939,787
Williams Cos., Inc.	108,410	5,539,751

		234,182,835

Financials - 15.9%
ACE, Ltd.	52,067	5,544,094
Affiliated Managers Group, Inc. (a)	8,476	1,895,742
Aflac, Inc.	69,737	4,339,036
Allstate Corp.	63,967	4,306,258
American Express Co.	139,752	11,141,029
American International Group, Inc.	213,332	12,503,389
American Tower Corp. REIT	66,982	6,215,260
Ameriprise Financial, Inc.	29,963	3,733,090
Aon PLC	45,682	4,623,932
Apartment Investment & Management Co. (Class A) REIT	27,165	1,030,368
Assurant, Inc.	10,846	714,209
AvalonBay Communities, Inc. REIT	21,029	3,501,329
Bank of America Corp.	1,655,566	27,316,839
Bank of New York Mellon Corp.	179,791	7,795,738
BB&T Corp.	116,439	4,595,847
Berkshire Hathaway, Inc. (Class B) (a)	287,519	41,115,217
BlackRock, Inc.	20,118	7,358,762
Boston Properties, Inc. REIT	24,821	3,227,475
Capital One Financial Corp.	88,868	7,425,810
CBRE Group, Inc. (a)	42,908	1,640,802
Charles Schwab Corp.	181,489	5,744,127
Chubb Corp.	35,896	3,499,860
Cincinnati Financial Corp.	23,305	1,178,767
Citigroup, Inc.	474,493	25,660,581
CME Group, Inc.	49,092	4,624,466
Comerica, Inc.	25,917	1,268,637
Crown Castle International Corp. REIT	51,842	4,227,715

4	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2015 (Unaudited)

	Shares	Value

Discover Financial Services	72,977	$4,252,370
E*TRADE Financial Corp. (a)	43,889	1,292,970
Equity Residential REIT	56,238	4,179,608
Essex Property Trust, Inc. REIT	9,555	2,127,134
Fifth Third Bancorp	136,554	2,763,853
Franklin Resources, Inc.	62,651	3,189,562
General Growth Properties, Inc. REIT	100,542	2,848,355
Genworth Financial, Inc. (Class A) (a)	71,189	565,241
Goldman Sachs Group, Inc.	63,688	13,131,829
Hartford Financial Services Group, Inc.	70,630	2,903,599
HCP, Inc. REIT	69,777	2,701,765
Health Care REIT, Inc.	55,581	3,905,121
Host Hotels & Resorts, Inc. REIT	113,659	2,264,087
Hudson City Bancorp, Inc.	66,376	631,568
Huntington Bancshares, Inc.	122,865	1,367,487
Intercontinental Exchange, Inc.	17,525	4,149,570
Invesco Ltd.	65,489	2,608,427
Iron Mountain, Inc. REIT	33,274	1,213,503
JPMorgan Chase & Co.	587,672	38,657,064
KeyCorp	128,679	1,876,140
Kimco Realty Corp. REIT	64,016	1,533,823
Legg Mason, Inc.	15,615	833,216
Leucadia National Corp.	47,809	1,177,536
Lincoln National Corp.	40,310	2,298,073
Loews Corp.	48,012	1,926,241
M&T Bank Corp.	21,534	2,603,030
Macerich Co. REIT	20,945	1,719,794
Marsh & McLennan Cos., Inc.	82,934	4,829,247
McGraw Hill Financial, Inc.	43,298	4,492,167
MetLife, Inc.	175,626	9,178,215
Moody’s Corp.	26,634	2,879,135
Morgan Stanley	239,155	9,135,721
NASDAQ OMX Group, Inc.	21,225	1,098,394
Navient Corp.	59,941	1,155,063
Northern Trust Corp.	35,310	2,632,361
People’s United Financial, Inc.	49,334	767,637
Plum Creek Timber Co., Inc. REIT	27,186	1,121,694
PNC Financial Services Group, Inc.	82,842	7,927,151
Principal Financial Group, Inc.	45,626	2,358,408
Progressive Corp.	85,852	2,347,194
ProLogis, Inc. REIT	80,147	3,173,020
Prudential Financial, Inc.	73,437	6,213,505
Public Storage, Inc. REIT	22,852	4,422,776
Realty Income Corp. REIT	35,500	1,617,735
Regions Financial Corp.	213,143	2,150,613
Simon Property Group, Inc. REIT	48,935	8,876,809
State Street Corp. (b)	66,647	5,193,801
SunTrust Banks, Inc.	78,882	3,366,684
T. Rowe Price Group, Inc.	41,420	3,342,180
Torchmark Corp.	19,384	1,106,245

	Shares	Value

Travelers Cos., Inc.	51,098	$5,167,030
U.S. Bancorp	278,230	11,994,495
Unum Group	43,424	1,518,103
Ventas, Inc. REIT	51,003	3,392,720
Vornado Realty Trust REIT	27,746	2,771,548
Wells Fargo & Co.	735,046	41,133,174
Weyerhaeuser Co. REIT	81,681	2,659,533
XL Group PLC	38,920	1,466,506
Zions Bancorporation	31,258	902,731

		475,340,940

Health Care - 14.8%
Abbott Laboratories	233,759	11,360,687
AbbVie, Inc.	270,563	18,016,790
Actavis PLC (a)	61,526	18,876,792
Aetna, Inc.	55,415	6,537,308
Agilent Technologies, Inc.	52,075	2,144,969
Alexion Pharmaceuticals, Inc. (a)	31,627	5,181,768
AmerisourceBergen Corp.	33,552	3,776,613
Amgen, Inc.	119,991	18,749,794
Anthem, Inc.	42,119	7,069,674
Baxter International, Inc.	86,645	5,771,423
Becton Dickinson and Co.	33,504	4,707,647
Biogen, Inc. (a)	37,347	14,826,386
Boston Scientific Corp. (a)	208,377	3,807,048
Bristol-Myers Squibb Co.	261,112	16,867,835
C.R. Bard, Inc.	11,162	1,901,112
Cardinal Health, Inc.	52,424	4,622,224
Celgene Corp. (a)	125,265	14,335,327
Cerner Corp. (a)	47,263	3,180,327
CIGNA Corp.	42,111	5,930,492
DaVita HealthCare Partners, Inc. (a)	26,572	2,226,202
DENTSPLY International, Inc.	20,166	1,049,338
Edwards Lifesciences Corp. (a)	16,445	2,149,690
Eli Lilly & Co.	152,857	12,060,417
Endo International PLC (a)	27,500	2,303,400
Express Scripts Holding Co. (a)	114,747	9,999,054
Gilead Sciences, Inc. (a)	232,946	26,152,847
HCA Holdings, Inc. (a)	46,800	3,829,644
Henry Schein, Inc. (a)	13,100	1,855,877
Hospira, Inc. (a)	28,117	2,486,105
Humana, Inc.	22,717	4,876,204
Intuitive Surgical, Inc. (a)	5,452	2,659,213
Johnson & Johnson	437,341	43,795,328
Laboratory Corp. of America Holdings (a)	16,747	1,975,309
Mallinckrodt PLC (a)	17,700	2,291,088
McKesson Corp.	36,031	8,547,634
Medtronic PLC	221,604	16,912,817
Merck & Co., Inc.	445,198	27,108,106
Mylan NV (a)	56,907	4,133,155
Patterson Cos., Inc.	11,159	533,847
PerkinElmer, Inc.	16,632	877,005
Perrigo Co. PLC	22,414	4,265,384

State Street Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2015 (Unaudited)

	Shares	Value

Pfizer, Inc.	966,348	$33,580,593
Quest Diagnostics, Inc.	22,158	1,666,946
Regeneron Pharmaceuticals, Inc. (a)	11,458	5,872,913
St. Jude Medical, Inc.	44,053	3,248,909
Stryker Corp.	45,595	4,383,047
Tenet Healthcare Corp. (a)	13,452	715,512
Thermo Fisher Scientific, Inc.	62,512	8,103,431
UnitedHealth Group, Inc.	151,522	18,214,460
Universal Health Services, Inc.	13,300	1,723,414
Varian Medical Systems, Inc. (a)	15,631	1,353,645
Vertex Pharmaceuticals, Inc. (a)	38,748	4,970,981
Waters Corp. (a)	14,215	1,899,408
Zimmer Holdings, Inc.	25,727	2,935,193
Zoetis, Inc.	76,228	3,793,868

		442,214,200

Industrials - 10.0%
3M Co.	99,043	15,755,760
ADT Corp.	25,056	914,043
Allegion PLC	17,437	1,088,766
American Airlines Group, Inc.	112,000	4,745,440
AMETEK, Inc.	37,101	1,994,550
Boeing Co.	102,124	14,350,465
C.H. Robinson Worldwide, Inc.	22,382	1,381,641
Caterpillar, Inc.	93,855	8,007,709
Cintas Corp.	15,222	1,310,462
CSX Corp.	155,859	5,311,675
Cummins, Inc.	26,444	3,584,484
Danaher Corp.	96,478	8,327,981
Deere & Co.	53,554	5,016,939
Delta Air Lines, Inc.	130,566	5,603,893
Dover Corp.	27,945	2,107,053
Dun & Bradstreet Corp.	6,145	786,130
Eaton Corp. PLC	76,199	5,455,086
Emerson Electric Co.	110,169	6,644,292
Equifax, Inc.	20,295	2,036,197
Expeditors International of Washington, Inc.	29,444	1,349,713
Fastenal Co.	44,042	1,828,183
FedEx Corp.	41,950	7,266,579
Flowserve Corp.	23,555	1,295,525
Fluor Corp.	22,556	1,268,098
General Dynamics Corp.	48,689	6,824,250
General Electric Co.	1,586,963	43,276,481
Honeywell International, Inc.	123,603	12,879,433
Illinois Tool Works, Inc.	56,071	5,261,142
Ingersoll-Rand PLC	41,116	2,827,958
Jacobs Engineering Group, Inc. (a)	20,157	871,992
Joy Global, Inc.	14,887	579,700
Kansas City Southern	16,704	1,511,712
L-3 Communications Holdings, Inc.	12,465	1,468,502

	Shares	Value

Lockheed Martin Corp.	42,749	$8,045,362
Masco Corp.	54,139	1,465,543
Nielsen NV	52,275	2,351,852
Norfolk Southern Corp.	49,768	4,578,656
Northrop Grumman Corp.	31,686	5,043,777
PACCAR, Inc.	54,235	3,447,177
Pall Corp.	16,107	2,004,355
Parker-Hannifin Corp.	23,914	2,879,963
Pentair PLC	28,991	1,856,294
Pitney Bowes, Inc.	30,921	675,624
Precision Castparts Corp.	21,978	4,651,204
Quanta Services, Inc. (a)	30,293	888,191
Raytheon Co.	47,736	4,929,219
Republic Services, Inc.	41,114	1,656,483
Robert Half International, Inc.	20,374	1,148,482
Rockwell Automation, Inc.	21,779	2,676,421
Rockwell Collins, Inc.	22,300	2,122,737
Roper Technologies, Inc.	16,535	2,892,964
Ryder System, Inc.	9,755	894,046
Snap-on, Inc.	8,872	1,378,709
Southwest Airlines Co.	105,927	3,924,595
Stanley Black & Decker, Inc.	24,950	2,555,878
Stericycle, Inc. (a)	14,104	1,936,479
Textron, Inc.	44,906	2,030,649
Tyco International PLC	67,336	2,717,681
Union Pacific Corp.	140,038	14,131,235
United Parcel Service, Inc. (Class B)	109,455	10,860,125
United Rentals, Inc. (a)	15,200	1,351,432
United Technologies Corp.	128,827	15,094,660
W.W. Grainger, Inc.	9,412	2,261,986
Waste Management, Inc.	68,204	3,386,329
Xylem, Inc.	32,634	1,193,425

		299,963,367

Information Technology - 19.9%
Accenture PLC (Class A)	99,282	9,535,043
Adobe Systems, Inc. (a)	73,813	5,837,870
Akamai Technologies, Inc. (a)	27,734	2,115,272
Alliance Data Systems Corp. (a)	10,204	3,041,098
Altera Corp.	51,354	2,508,643
Amphenol Corp. (Class A)	49,980	2,851,359
Analog Devices, Inc.	50,818	3,453,591
Apple, Inc.	915,364	119,253,622
Applied Materials, Inc.	190,653	3,837,845
Autodesk, Inc. (a)	34,170	1,850,305
Automatic Data Processing, Inc.	76,465	6,538,522
Avago Technologies, Ltd.	38,718	5,732,974
Broadcom Corp. (Class A)	87,635	4,982,050
CA, Inc.	54,159	1,649,142
Cisco Systems, Inc.	803,029	23,536,780
Citrix Systems, Inc. (a)	25,678	1,669,327
Cognizant Technology Solutions Corp. (Class A) (a)	93,627	6,059,539
Computer Sciences Corp.	22,732	1,559,415

6	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2015 (Unaudited)

	Shares	Value

Corning, Inc.	203,350	$4,254,082
eBay, Inc. (a)	176,658	10,839,735
Electronic Arts, Inc. (a)	50,121	3,145,343
EMC Corp.	316,474	8,335,925
Equinix, Inc. REIT	8,800	2,359,016
F5 Networks, Inc. (a)	10,559	1,327,161
Facebook, Inc. (Class A) (a)	327,407	25,927,360
Fidelity National Information Services, Inc.	44,886	2,814,352
First Solar, Inc. (a)	11,749	584,043
Fiserv, Inc. (a)	40,042	3,209,366
FLIR Systems, Inc.	20,339	621,356
Google, Inc. (Class A) (a)	45,023	24,551,942
Google, Inc. (Class C) (a)	44,845	23,862,473
Harris Corp.	16,098	1,275,284
Hewlett-Packard Co.	289,363	9,664,724
Intel Corp.	740,620	25,521,765
International Business Machines Corp.	143,647	24,369,714
Intuit, Inc.	42,026	4,377,008
Juniper Networks, Inc.	58,444	1,624,743
KLA-Tencor Corp.	26,573	1,585,345
Lam Research Corp.	24,281	1,997,112
Linear Technology Corp.	35,021	1,675,755
Mastercard, Inc. (Class A)	155,049	14,304,821
Microchip Technology, Inc.	34,006	1,670,715
Micron Technology, Inc. (a)	173,328	4,841,051
Microsoft Corp. (c)	1,294,077	60,640,448
Motorola Solutions, Inc.	33,022	1,948,298
NetApp, Inc.	49,643	1,658,076
NVIDIA Corp.	87,012	1,925,576
Oracle Corp.	507,070	22,052,474
Paychex, Inc.	49,131	2,427,563
QUALCOMM, Inc.	258,985	18,046,075
Red Hat, Inc. (a)	28,130	2,173,605
Salesforce.com, Inc. (a)	93,805	6,824,314
SanDisk Corp.	33,206	2,270,626
Seagate Technology PLC	49,776	2,769,537
Skyworks Solutions, Inc.	29,700	3,247,992
SL Green Realty Corp. REIT	15,400	1,827,364
Symantec Corp.	108,203	2,664,499
TE Connectivity, Ltd.	64,849	4,474,581
Teradata Corp. (a)	21,913	853,292
Texas Instruments, Inc.	163,806	9,160,032
Total System Services, Inc.	22,999	947,559
VeriSign, Inc. (a)	19,320	1,220,831
Visa, Inc. (Class A)	304,440	20,908,939
Western Digital Corp.	33,647	3,275,872
Western Union Co.	89,340	1,961,013
Xerox Corp.	161,592	1,845,381
Xilinx, Inc.	39,642	1,879,824
Yahoo!, Inc. (a)	137,637	5,909,445

		593,665,804

	Shares	Value

Materials - 3.2%
Air Products & Chemicals, Inc.	29,807	$4,374,475
Airgas, Inc.	10,040	1,023,478
Alcoa, Inc.	183,889	2,298,612
Allegheny Technologies, Inc.	14,911	484,608
Avery Dennison Corp.	13,318	824,517
Ball Corp.	21,658	1,537,501
C.F. Industries Holdings, Inc.	8,006	2,528,935
Dow Chemical Co.	173,790	9,049,245
E.I. du Pont de Nemours & Co.	142,594	10,125,600
Eastman Chemical Co.	25,372	1,947,808
Ecolab, Inc.	41,565	4,765,427
FMC Corp.	22,922	1,310,451
Freeport-McMoRan, Inc.	157,964	3,103,993
International Flavors & Fragrances, Inc.	13,780	1,640,371
International Paper Co.	66,808	3,462,659
LyondellBasell Industries NV (Class A)	62,452	6,313,897
Martin Marietta Materials, Inc.	10,555	1,572,801
MeadWestvaco Corp.	24,943	1,260,619
Monsanto Co.	75,094	8,784,496
Mosaic Co.	47,516	2,178,609
Newmont Mining Corp.	73,573	2,004,129
Nucor Corp.	53,006	2,507,184
Owens-Illinois, Inc. (a)	22,763	544,036
PPG Industries, Inc.	21,444	4,908,317
Praxair, Inc.	45,000	5,528,700
Sealed Air Corp.	32,469	1,581,240
Sherwin-Williams Co.	13,287	3,829,048
Sigma-Aldrich Corp.	19,661	2,738,777
Vulcan Materials Co.	22,290	2,004,540

		94,234,073

Telecommunication Services - 2.2%
AT&T, Inc.	816,573	28,204,431
CenturyLink, Inc. (c)	86,173	2,864,391
Frontier Communications Corp.	143,538	739,221
Level 3 Communications, Inc. (a)	41,500	2,302,420
Verizon Communications, Inc.	652,651	32,267,065

		66,377,528

Utilities - 2.9%
AES Corp.	98,059	1,333,602
AGL Resources, Inc.	18,002	906,761
Ameren Corp.	36,056	1,450,533
American Electric Power Co., Inc.	75,043	4,224,170
CenterPoint Energy, Inc.	65,335	1,330,874
CMS Energy Corp.	42,001	1,433,914
Consolidated Edison, Inc.	47,100	2,912,664
Dominion Resources, Inc.	91,268	6,436,219
DTE Energy Co.	29,539	2,340,375
Duke Energy Corp.	110,491	8,367,483
Edison International	49,505	3,010,399

State Street Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2015 (Unaudited)

	Shares	Value

Entergy Corp.	27,000	$2,064,690
Eversource Energy	51,243	2,523,718
Exelon Corp.	131,659	4,454,024
FirstEnergy Corp.	68,129	2,430,843
Integrys Energy Group, Inc.	11,180	803,954
NextEra Energy, Inc.	69,057	7,067,293
NiSource, Inc.	47,478	2,240,012
NRG Energy, Inc.	51,498	1,297,750
Pepco Holdings, Inc.	35,659	971,708
PG&E Corp.	77,112	4,123,179
Pinnacle West Capital Corp.	18,956	1,154,800
PPL Corp.	105,756	3,670,791
Public Service Enterprise Group, Inc.	76,936	3,279,782
SCANA Corp.	23,801	1,265,261
Sempra Energy	35,624	3,828,511
Southern Co.	139,484	6,094,056
TECO Energy, Inc.	42,650	803,952
Wisconsin Energy Corp.	32,976	1,592,081
Xcel Energy, Inc.	80,800	2,751,240

		86,164,639

Total Common Stocks (cost $1,396,028,042)		2,937,427,491

	Par Amount

U.S. Government Security - 0.1%
U.S. Treasury Bill 0.01% due 07/09/2015 (c)(d)(e) (cost $3,759,980)	$3,760,000	3,759,980

	Shares

Short Term Investment - 1.5%
Money Market Fund - 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.10% (b)(c)(f) (cost $43,237,094)	43,237,094	43,237,094

Total Investments (g)† - 99.9% (cost $1,443,025,116) (h)		2,984,424,565

Assets in Excess of Other Liabilities - 0.1%		3,762,084

Net Assets - 100.0%		$2,988,186,649

(a)	Non-income producing security
(b)	Affiliated issuer. See table that follows for more information.
(c)	All or part of this security has been designated as collateral for futures contracts.
(d)	Rate represents annualized yield at date of purchase.
(e)	Securities are valued in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs.
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2015 was $1,559,513,317 and $18,113,868, respectively, resulting in net unrealized appreciation of investments of $1,541,399,449.
†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt obligations (both governmental and non-governmental) that are short term in nature (with a maturity of sixty days or less at purchase) and investment grade are valued using the amortized cost method as long as the amortized cost value of a particular portfolio instrument is reasonably determined to approximate the fair value of that investment established using market-based and issuer-specific factors or at a price obtained from an independent pricing service. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures. Exchange traded futures contracts are valued at the settlement price on the primary market on which, they are traded most extensively. Exchange traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value as determined in good faith by the Committee. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended (“1940 Act”) and in accordance with Fund procedures to stabilize net asset value. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

8	State Street Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2015 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:

Investments:
Common Stocks	$2,937,427,491	$—	$—	$2,937,427,491
U.S. Government Security	—	3,759,980	—	3,759,980
Short Term Investment	43,237,094	—	—	43,237,094

Total Investments	2,980,664,585	3,759,980	—	2,984,424,565

Other Financial Instruments:
Futures contracts	1,139,623	—	—	1,139,623

Total Investments and Other Financial Instruments	$2,981,804,208	$3,759,980	$—	$2,985,564,188

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the five months ended May 31, 2015, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation

S&P 500 Financial Futures Contracts (long) Expiration Date 06/2015	509	$53,597,700	$1,139,623

Total Unrealized Appreciation on Open Futures Contracts Purchased			$1,139,623

State Street Equity 500 Index Portfolio	9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued — May 31, 2015 (Unaudited)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at May 31, 2015:

Asset Derivatives(1)

	Equity Contracts Risk	Total

Futures Contracts	$1,139,623	$1,139,623

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended May 31, 2015, was $71,966,171.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSGA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending May 31, 2015 were as follows:

Security Description	Number of Shares Held at 12/31/14	Shares Purchased for the Five Months Ended 5/31/15	Shares Sold for the Five Months Ended 5/31/15	Number of Shares Held at 5/31/15	Value at 5/31/15	Income Earned for the Five Months Ended 5/31/15	Realized Gain/Loss on Shares Sold

State Street Corp.	62,947	3,700	—	66,647	$5,193,801	$19,994	$—
State Street Institutional Liquid Reserves Fund, Premier Class	91,116,189	129,576,797	177,455,892	43,237,094	43,237,094	26,190	—

10	State Street Equity 500 Index Portfolio

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934..

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer (Principal Financial Officer)

Date:	July 28, 2015